UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices) (Zip code)
Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	9/30/2016

Date of reporting period:	6/30/2016

Item 1. Schedule of Investments.

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 102.0%
Discount Notes — 71.2%
Federal Farm Credit Discount Notes 0.440% 10/17/16	$13,800,000	$13,781,784
Federal Home Loan Bank 0.446% 3/17/17	2,250,000	2,249,603
Federal Home Loan Bank 0.465% 3/10/17	25,000,000	25,000,370
Federal Home Loan Bank 0.489% 2/23/17	12,450,000	12,451,338
Federal Home Loan Bank 0.503% 10/26/16	5,000,000	5,001,963
Federal Home Loan Bank 0.572% 2/08/17	1,050,000	1,050,619
Federal Home Loan Bank Discount Notes 0.260% 8/12/16	1,300,000	1,299,606
Federal Home Loan Bank Discount Notes 0.280% 7/14/16	3,300,000	3,299,666
Federal Home Loan Bank Discount Notes 0.280% 7/26/16	1,000,000	999,806
Federal Home Loan Bank Discount Notes 0.290% 8/03/16	8,000,000	7,997,873
Federal Home Loan Bank Discount Notes 0.300% 7/14/16	1,800,000	1,799,805
Federal Home Loan Bank Discount Notes 0.300% 7/28/16	1,000,000	999,775
Federal Home Loan Bank Discount Notes 0.300% 8/05/16	1,100,000	1,099,679
Federal Home Loan Bank Discount Notes 0.310% 8/02/16	2,800,000	2,799,228
Federal Home Loan Bank Discount Notes 0.310% 8/05/16	3,050,000	3,049,081
Federal Home Loan Bank Discount Notes 0.315% 8/05/16	4,800,000	4,798,530
Federal Home Loan Bank Discount Notes 0.320% 8/01/16	4,000,000	3,998,898
Federal Home Loan Bank Discount Notes 0.330% 8/24/16	5,000,000	4,997,525

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.340% 7/13/16	$2,100,000	$2,099,762
Federal Home Loan Bank Discount Notes 0.340% 8/19/16	2,700,000	2,698,750
Federal Home Loan Bank Discount Notes 0.350% 7/05/16	600,000	599,977
Federal Home Loan Bank Discount Notes 0.350% 7/22/16	2,200,000	2,199,551
Federal Home Loan Bank Discount Notes 0.370% 9/02/16	2,600,000	2,598,316
Federal Home Loan Bank Discount Notes 0.385% 9/02/16	3,915,000	3,912,362
Federal Home Loan Bank Discount Notes 0.400% 9/02/16	5,000,000	4,996,500
Federal Home Loan Bank Discount Notes 0.400% 9/09/16	500,000	499,611
Federal Home Loan Bank Discount Notes 0.410% 10/19/16	4,000,000	3,994,989
Federal Home Loan Bank Discount Notes 0.420% 8/11/16	7,750,000	7,746,205
Federal Home Loan Bank Discount Notes 0.420% 11/02/16	10,000,000	9,985,189
Federal Home Loan Bank Discount Notes 0.420% 12/16/16	2,500,000	2,495,100
Federal Home Loan Bank Discount Notes 0.420% 12/23/16	1,839,000	1,835,245
Federal Home Loan Bank Discount Notes 0.420% 12/28/16	6,000,000	5,987,400
Federal Home Loan Bank Discount Notes 0.430% 10/04/16	700,000	699,206
Federal Home Loan Bank Discount Notes 0.430% 12/28/16	4,154,000	4,145,069
Federal Home Loan Bank Discount Notes 0.440% 8/26/16	9,925,000	9,918,207

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.450% 7/27/16	$6,000,000	$5,998,050
Federal Home Loan Bank Discount Notes 0.450% 10/05/16	2,800,000	2,796,640
Federal Home Loan Bank Discount Notes 0.460% 8/17/16	4,400,000	4,397,358
Federal Home Loan Bank Discount Notes 0.460% 10/03/16	1,800,000	1,797,838
Federal Home Loan Bank Discount Notes 0.460% 10/07/16	5,000,000	4,993,739
Federal Home Loan Bank Discount Notes 0.465% 7/27/16	3,300,000	3,298,892
Federal Home Loan Bank Discount Notes 0.480% 8/10/16	2,200,000	2,198,827
Federal Home Loan Bank Discount Notes 0.510% 8/31/16	1,000,000	999,136
Federal Home Loan Bank Discount Notes 0.570% 11/02/16	2,000,000	1,996,073
Federal Home Loan Bank Discount Notes 0.580% 2/21/17	5,000,000	4,981,069
Federal Home Loan Mortgage Corp. 0.280% 8/03/16	6,250,000	6,248,396
Federal Home Loan Mortgage Corp. 0.400% 10/17/16	7,100,000	7,091,480
Federal Home Loan Mortgage Corp. 0.408% 10/17/16	7,500,000	7,490,820
Federal Home Loan Mortgage Corp. 0.470% 8/05/16	7,000,000	6,996,801
Federal Home Loan Mortgage Corp. 0.485% 9/23/16	5,000,000	4,994,342
Federal Home Loan Mortgage Corp. 0.560% 1/03/17	300,000	299,132
Federal National Mortgage Association 0.240% 7/19/16	1,200,000	1,199,856
Federal National Mortgage Association 0.320% 7/20/16	728,000	727,877
Federal National Mortgage Association 0.445% 1/03/17	5,000,000	4,988,504
Federal National Mortgage Association 0.450% 11/14/16	10,000,000	9,983,000

	Principal Amount	Value
Federal National Mortgage Association 0.560% 11/23/16	$1,400,000	$1,396,842

		247,961,260

Repurchase Agreement — 12.9%
HSBC Securities (USA) Inc. Tri-Party Repurchase Agreement, dated 6/30/16, 0.340%, due 7/01/16 (a)	45,000,000	45,000,000

Time Deposit — 1.3%
Euro Time Deposit 0.010% 7/01/16	4,626,394	4,626,394

U.S. Government Obligations — 16.6%
U.S. Treasury Note, 0.313%, due 10/31/16	20,000,000	20,000,880
U.S. Treasury Note, 0.344%, due 1/31/17	7,000,000	7,000,997
U.S. Treasury Note, 0.500%, due 7/31/16		2,500,092
U.S. Treasury Note, 0.500%, due 8/31/16	9,000,000	8,998,092
U.S. Treasury Note, 0.625%, due 7/15/16	5,000,000	5,000,217
U.S. Treasury Note, 0.625%, due 8/15/16	10,000,000	10,000,074
U.S. Treasury Note, 0.875%, due 11/30/16	3,900,000	3,903,982
U.S. Treasury Note, 1.000%, due 8/31/16	3,000,000	3,001,473

		60,405,807

TOTAL SHORT-TERM INVESTMENTS (Cost $357,993,461)		357,993,461

TOTAL INVESTMENTS — 102.7% (Cost $357,993,461) (b)		357,993,461

Other Assets/(Liabilities) — (2.7)%		(9,444,744)

NET ASSETS — 100.0%		$348,548,717

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $45,000,425. Collateralized by U.S. Government Agency obligations with a rate of 1.25%, maturity date of 7/15/20, and an aggregate market value, including accrued interest, of $45,900,117.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.8%

CORPORATE DEBT — 41.4%
Aerospace & Defense — 1.0%
Harris Corp. 1.999% 4/27/18	$2,800,000	$2,814,255
L-3 Communications Corp. 5.200% 10/15/19	2,890,000	3,146,493

		5,960,748

Agriculture — 1.3%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	4,895,000	4,971,073
Imperial Brands Finance PLC (a) 2.950% 7/21/20	2,878,000	2,963,713

		7,934,786

Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	99,427	100,421
WestJet Airlines Ltd. (a) 3.500% 6/16/21	1,885,000	1,900,035

		2,000,456

Auto Manufacturers — 1.8%
American Honda Finance Corp. 1.700% 2/22/19	1,800,000	1,831,127
Ford Motor Credit Co. LLC 2.240% 6/15/18	3,080,000	3,111,053
General Motors Co. 3.500% 10/02/18	595,000	612,597
General Motors Financial Co., Inc. 2.400% 5/09/19	760,000	762,117
General Motors Financial Co., Inc. 3.100% 1/15/19	905,000	924,511
General Motors Financial Co., Inc. 3.200% 7/13/20	705,000	714,215
Hyundai Capital America (a) 2.000% 7/01/19	145,000	145,895
Hyundai Capital America (a) 2.400% 10/30/18	2,350,000	2,382,823
Hyundai Capital America (a) 2.550% 2/06/19	485,000	493,006

		10,977,344

Automotive & Parts — 1.0%
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	2,950,000	3,045,875
Lear Corp. 4.750% 1/15/23	2,950,000	3,031,125

		6,077,000

Banks — 3.8%
ANZ New Zealand Int’l Ltd. (a) 2.250% 2/01/19	2,965,000	3,016,704

	Principal Amount	Value
Bancolombia SA 5.950% 6/03/21	$275,000	$300,712
CIT Group, Inc. 4.250% 8/15/17	3,200,000	3,259,200
Credit Agricole SA (a) 2.750% 6/10/20	1,395,000	1,439,138
First Horizon National Corp. 3.500% 12/15/20	3,120,000	3,148,570
The Goldman Sachs Group, Inc. 2.750% 9/15/20	3,000,000	3,062,235
Itau Unibanco Holding SA (a) 2.850% 5/26/18	840,000	836,640
Mitsubishi UFJ Trust & Banking Corp. (a) 2.650% 10/19/20	2,830,000	2,907,095
Regions Financial Corp. 2.000% 5/15/18	3,000,000	3,005,244
Regions Financial Corp. 3.200% 2/08/21	530,000	545,528
Regions Financial Corp. 7.500% 5/15/18	340,000	372,876
SVB Financial Group 5.375% 9/15/20	225,000	251,164
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	650,000	668,551

		22,813,657

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	1,735,000	1,799,221
Coca-Cola Femsa SAB de CV 2.375% 11/26/18	2,272,000	2,315,702
Molson Coors Brewing Co. (b) 2.100% 7/15/21	660,000	662,006

		4,776,929

Biotechnology — 0.5%
Celgene Corp. 2.250% 5/15/19	270,000	274,501
Celgene Corp. 2.875% 8/15/20	2,650,000	2,740,445

		3,014,946

Building Materials — 0.6%
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.731% 6/30/17	585,000	583,156
Masco Corp. 3.500% 4/01/21	830,000	846,849
Masco Corp. 7.125% 3/15/20	1,750,000	2,015,125

		3,445,130

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 1.5%
Airgas, Inc. 3.050% 8/01/20	$2,885,000	$3,002,803
Ecolab, Inc. 2.000% 1/14/19	1,425,000	1,443,591
LyondellBasell Industries NV 5.000% 4/15/19	2,947,000	3,189,786
RPM International, Inc. 6.125% 10/15/19	952,000	1,059,334
RPM International, Inc. 6.500% 2/15/18	395,000	422,583

		9,118,097

Commercial Services — 1.3%
Leidos Holdings, Inc. 4.450% 12/01/20	2,861,000	2,861,000
S&P Global, Inc. 3.300% 8/14/20	2,050,000	2,144,796
The Western Union Co. 5.930% 10/01/16	3,050,000	3,079,832

		8,085,628

Computers — 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 3.480% 6/01/19	1,305,000	1,336,855
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 4.420% 6/15/21	720,000	741,075

		2,077,930

Diversified Financial — 4.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.950% 2/01/22	1,520,000	1,520,000
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	2,050,000	2,097,662
Air Lease Corp. 2.125% 1/15/18	2,200,000	2,189,000
Air Lease Corp. 3.375% 1/15/19	1,075,000	1,096,500
Air Lease Corp. STEP 5.625% 4/01/17	190,000	194,038
Ally Financial, Inc. 3.600% 5/21/18	1,285,000	1,288,212
Ally Financial, Inc. 4.750% 9/10/18	2,020,000	2,060,400
BGC Partners, Inc. (a) 5.125% 5/27/21	1,865,000	1,898,801
The Goldman Sachs Group, Inc. 2.875% 2/25/21	2,720,000	2,788,590
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	2,730,000	2,741,739

	Principal Amount	Value
International Lease Finance Corp. 3.875% 4/15/18	$1,745,000	$1,776,968
Lazard Group LLC 4.250% 11/14/20	1,510,000	1,607,258
Lazard Group LLC 6.850% 6/15/17	104,000	108,759
Merrill Lynch & Co., Inc. 5.700% 5/02/17	3,100,000	3,209,049
Morgan Stanley 4.750% 3/22/17	4,500,000	4,611,600

		29,188,576

Electric — 1.7%
Ameren Corp. 2.700% 11/15/20	1,165,000	1,199,829
EDP Finance BV (a) 4.125% 1/15/20	2,460,000	2,537,736
EDP Finance BV (a) 4.900% 10/01/19	343,000	364,328
Entergy Texas, Inc. 2.550% 6/01/21	325,000	335,630
Entergy Texas, Inc. 7.125% 2/01/19	1,780,000	2,016,197
IPALCO Enterprises, Inc. 5.000% 5/01/18	900,000	940,500
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	480,000	533,400
Majapahit Holding BV (a) 7.750% 1/20/20	655,000	748,665
The Southern Co. 1.850% 7/01/19	465,000	470,883
The Southern Co. 2.350% 7/01/21	1,040,000	1,060,648
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	104,496	110,815

		10,318,631

Electronics — 0.2%
FLIR Systems, Inc. 3.125% 6/15/21	650,000	667,397
Jabil Circuit, Inc. 7.750% 7/15/16	410,000	410,410
Jabil Circuit, Inc. 8.250% 3/15/18	255,000	278,587

		1,356,394

Engineering & Construction — 0.1%
SBA Tower Trust (a) 3.598% 4/15/43	440,000	442,972

Environmental Controls — 0.2%
Clean Harbors, Inc. 5.250% 8/01/20	1,400,000	1,433,250

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 0.1%
JBS Investments GmbH (a) 7.750% 10/28/20	$634,000	$668,870
Tyson Foods, Inc. 2.650% 8/15/19	180,000	184,922

		853,792

Forest Products & Paper — 0.5%
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	2,750,000	2,853,125

Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc. 2.451% 11/17/18	1,890,000	1,931,092

Health Care – Products — 0.3%
Boston Scientific Corp. 2.850% 5/15/20	785,000	813,215
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	1,213,000	1,223,136

		2,036,351

Health Care – Services — 2.2%
Aetna, Inc. 1.900% 6/07/19	1,720,000	1,742,343
Anthem, Inc. 1.875% 1/15/18	1,055,000	1,060,972
Cigna Corp. 4.000% 2/15/22	971,000	1,045,888
Cigna Corp. 4.500% 3/15/21	1,705,000	1,871,727
HCA, Inc. 3.750% 3/15/19	2,950,000	3,053,250
Laboratory Corp. of America Holdings 2.625% 2/01/20	1,400,000	1,429,946
UnitedHealth Group, Inc. 1.700% 2/15/19	3,000,000	3,031,638

		13,235,764

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	2,833,000	2,950,994

Housewares — 0.3%
Newell Brands, Inc. 2.600% 3/29/19	1,820,000	1,867,649

Insurance — 2.2%
American International Group, Inc. 3.300% 3/01/21	1,450,000	1,498,002
CNA Financial Corp. 5.750% 8/15/21	301,000	346,560
Lincoln National Corp. 6.250% 2/15/20	1,290,000	1,450,365
Reinsurance Group of America, Inc. 5.625% 3/15/17	1,365,000	1,404,045

	Principal Amount	Value
TIAA Asset Management Finance Co. LLC (a) 2.950% 11/01/19	$3,700,000	$3,790,495
Trinity Acquisition PLC 3.500% 9/15/21	575,000	596,039
Unum Group 3.000% 5/15/21	480,000	490,912
Willis North America, Inc. 6.200% 3/28/17	835,000	862,001
Willis Towers Watson PLC 5.750% 3/15/21	840,000	939,286
XLIT Ltd. 5.750% 10/01/21	1,335,000	1,526,841

		12,904,546

Internet — 0.5%
Expedia, Inc. 7.456% 8/15/18	2,715,000	3,002,440

Investment Companies — 0.4%
Ares Capital Corp. 3.875% 1/15/20	1,450,000	1,499,787
FS Investment Corp. 4.000% 7/15/19	1,040,000	1,050,499

		2,550,286

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	499,000	506,523

Leisure Time — 0.2%
Brunswick Corp. (a) 4.625% 5/15/21	1,125,000	1,139,063

Lodging — 0.4%
Marriott International, Inc. 2.300% 1/15/22	410,000	412,464
Marriott International, Inc. 2.875% 3/01/21	1,845,000	1,907,258

		2,319,722

Machinery – Diversified — 0.3%
CNH Industrial Capital LLC 3.375% 7/15/19	660,000	645,150
CNH Industrial Capital LLC 3.625% 4/15/18	265,000	265,000
CNH Industrial Capital LLC 4.875% 4/01/21	590,000	600,325
CNH Industrial Capital LLC 6.250% 11/01/16	510,000	516,375

		2,026,850

Manufacturing — 0.3%
Tyco Electronics Group SA 6.550% 10/01/17	1,461,000	1,553,144

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 3.579% 7/23/20	$1,845,000	$1,928,844
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	1,450,000	1,465,911
Sirius XM Radio, Inc. (a) 5.750% 8/01/21	1,400,000	1,454,250
Viacom, Inc. 6.125% 10/05/17	1,780,000	1,876,286

		6,725,291

Mining — 0.5%
Glencore Canada Corp. 5.500% 6/15/17	2,271,000	2,322,529
Glencore Finance Canada STEP (a) 2.700% 10/25/17	530,000	528,013

		2,850,542

Office Equipment/Supplies — 0.0%
Pitney Bowes, Inc. 5.750% 9/15/17	74,000	77,624

Oil & Gas Services — 0.6%
Cameron International Corp. 1.400% 6/15/17	3,300,000	3,301,558

Packaging & Containers — 0.5%
Graphic Packaging International, Inc. 4.750% 4/15/21	2,900,000	3,032,298

Pharmaceuticals — 2.1%
AbbVie, Inc. 1.800% 5/14/18	2,590,000	2,608,179
Actavis Funding SCS Co. 2.350% 3/12/18	1,580,000	1,601,534
Baxalta, Inc. 2.000% 6/22/18	1,525,000	1,525,778
Express Scripts Holding Co. 3.300% 2/25/21	2,875,000	3,014,765
Mylan NV (a) 2.500% 6/07/19	1,260,000	1,276,730
Mylan NV (a) 3.150% 6/15/21	2,470,000	2,505,440

		12,532,426

Pipelines — 0.2%
Boardwalk Pipelines LP 5.875% 11/15/16	1,100,000	1,115,228

Real Estate — 0.2%
Regency Centers LP 5.875% 6/15/17	892,000	927,119

Real Estate Investment Trusts (REITS) — 1.8%
American Tower Corp. 3.300% 2/15/21	1,105,000	1,152,738

	Principal Amount	Value
American Tower Corp. 4.500% 1/15/18	$850,000	$886,788
Crown Castle International Corp. 3.400% 2/15/21	1,386,000	1,446,894
DDR Corp. 7.500% 7/15/18	2,400,000	2,648,191
Digital Realty Trust LP 3.400% 10/01/20	925,000	961,438
Duke Realty LP 8.250% 8/15/19	550,000	652,984
HCP, Inc. 6.000% 1/30/17	1,450,000	1,487,965
Highwoods Realty LP 5.850% 3/15/17	710,000	730,097
Highwoods Realty LP 7.500% 4/15/18	170,000	185,501
Realty Income Corp. 2.000% 1/31/18	205,000	206,705
Weyerhaeuser Co. 7.375% 10/01/19	510,000	586,219

		10,945,520

Retail — 1.3%
AutoNation, Inc. 3.350% 1/15/21	735,000	752,618
CVS Health Corp. 2.125% 6/01/21	2,215,000	2,242,238
Family Tree Escrow LLC (a) 5.750% 3/01/23	2,900,000	3,081,250
The Home Depot, Inc. 2.000% 4/01/21	1,555,000	1,597,100
QVC, Inc. 3.125% 4/01/19	393,000	403,449

		8,076,655

Semiconductors — 0.9%
KLA-Tencor Corp. 2.375% 11/01/17	3,495,000	3,524,788
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	2,025,000	2,055,375

		5,580,163

Telecommunications — 0.0%
Turk Telekomunikasyon AS (a) 3.750% 6/19/19	230,000	233,404

Transportation — 0.9%
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,678,000	1,733,726
Ryder System, Inc. 2.500% 3/01/18	1,295,000	1,314,443
Ryder System, Inc. 2.550% 6/01/19	295,000	300,643
Ryder System, Inc. 2.875% 9/01/20	1,080,000	1,098,601

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TTX Co. (a) 2.250% 2/01/19	$925,000	$940,663

		5,388,076

Trucking & Leasing — 1.3%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	3,260,000	3,227,400
GATX Corp. 2.600% 3/30/20	1,475,000	1,465,980
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	1,240,000	1,253,510
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	1,650,000	1,679,992

		7,626,882

TOTAL CORPORATE DEBT (Cost $245,744,419)		249,166,601

MUNICIPAL OBLIGATIONS — 0.1%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class Note FRN 0.838% 4/25/24	433,318	433,028
Louisiana State Public Facilities Authority, Series 2011-A, Class A2 FRN 1.538% 4/26/27	271,484	268,867

		701,895

TOTAL MUNICIPAL OBLIGATIONS (Cost $697,220)		701,895

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.4%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 1.942% 10/20/20	630,000	630,000

Automobile ABS — 7.4%
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	520,666	519,325
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	900,950	899,200
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	1,341,575	1,341,985

	Principal Amount	Value
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	$515,072	$515,255
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D 2.540% 6/08/20	710,000	717,143
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	600,000	601,666
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A (a) 2.990% 6/20/22	600,000	620,995
Carfinance Capital Auto Trust, Series 2013-2A, Class C (a) 4.040% 8/15/19	760,000	762,424
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	271,168	267,780
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	481,935	480,453
Chesapeake Funding LLC, Series 2015-1A, Class B, 1 mo. LIBOR + .950%, FRN (a) 1.415% 2/07/27	400,000	399,714
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	291,151	289,674
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	356,773	356,529
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	231,483	231,518
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	108,466	108,215
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	85,242	85,198
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	505,489	500,563
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	750,000	749,762
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	1,100,000	1,102,184
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A (a) 2.420% 11/15/23	900,000	908,298
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	520,000	521,627

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DT Auto Owner Trust, Series 2016-2A, Class A (a) 1.730% 8/15/19	$483,212	$483,245
DT Auto Owner Trust, Series 2016-3A, Class A (a) 1.750% 11/15/19	1,300,000	1,299,594
DT Auto Owner Trust, Series 2016-1A, Class A (a) 2.000% 9/16/19	1,317,290	1,318,567
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	1,400,000	1,408,611
DT Auto Owner Trust, Series 2016-2A, Class B (a) 2.920% 5/15/20	730,000	733,089
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	1,500,000	1,499,630
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	56,600	56,569
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	126,276	125,971
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	353,333	352,139
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	337,644	337,420
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	610,818	609,149
Exeter Automobile Receivables Trust, Series 2013-2A, Class B (a) 3.090% 7/16/18	276,551	276,910
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (a) 1.440% 10/15/19	291,139	291,136
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	417,624	418,419
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	1,147,757	1,152,199
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	321,244	320,513
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	98,931	98,938
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	566,439	564,987

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	$1,309,113	$1,307,443
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	1,304,209	1,314,765
Flagship Credit Auto Trust, Series 2013-2, Class B (a) 3.210% 8/15/19	1,000,000	1,010,154
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	282,892	282,801
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	82,784	82,728
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.142% 4/15/21	1,250,000	1,252,661
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A (a) 2.380% 10/15/20	780,000	780,157
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	1,020,000	1,011,564
Oscar US Funding Trust IV, Series 2016-1A, Class A1 (a) 0.950% 4/17/17	324,729	324,450
Oscar US Funding Trust IV, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	19,950	19,946
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, FRN (a) 2.142% 7/15/20	820,000	819,271
Prestige Auto Receivables Trust, Series 2016-1A, Class A1 (a) 0.850% 4/17/17	394,279	394,284
Santander Drive Auto Receivables Trust, Series 2016-2, Class A1 0.750% 5/15/17	901,395	901,556
Santander Drive Auto Receivables Trust, Series 2016-1, Class A1 0.850% 2/15/17	142,356	142,360
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3 1.620% 3/16/20	600,000	600,158
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	86,755	86,104
Santander Drive Auto Receivables Trust, Series 2014-1, Class C 2.360% 4/15/20	840,000	844,703

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	$1,700,000	$1,717,825
Santander Drive Auto Receivables Trust, Series 2016-1, Class B 2.470% 12/15/20	1,100,000	1,100,809
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	600,000	611,287
Santander Drive Auto Receivables Trust, Series 2016-1, Class D 4.020% 4/15/22	1,740,000	1,797,055
United Auto Credit Securitization Trust, Series 2016-1, Class A (a) 2.000% 10/15/17	553,589	553,534
Westlake Automobile Receivables Trust, Series 2016-1A, Class A1 (a) 0.850% 1/15/17	409,550	409,560
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	12,356	12,355
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 1.484% 1/15/19	2,480,000	2,484,255
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	1,130,000	1,131,330

		44,319,709

Commercial MBS — 4.3%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.723% 6/10/49	719,730	734,240
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.933% 2/10/51	554,371	572,659
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 6.000% 2/10/51	500,000	519,198
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.436% 2/10/51	1,164,124	1,223,214
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	630,480	633,899

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	$900,000	$910,488
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	1,185,000	1,202,481
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class AM, VRN 5.568% 10/12/41	880,000	884,645
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	658,670	684,377
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	607,806	635,480
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.915% 6/11/50	1,215,000	1,254,717
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.243% 3/15/29	1,085,000	1,066,691
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	845,000	876,418
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, VRN 6.007% 12/10/49	959,306	988,383
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	165,728	164,774
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	15,615	15,792
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 6.060% 7/10/38	655,932	655,800
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	751,447	755,685
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM, VRN 6.087% 2/12/51	900,000	939,063

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	$1,360,000	$1,371,965
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	782,873	812,629
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	680,000	706,554
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	450,000	454,053
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	885,000	895,220
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	600,000	593,217
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	173,746	173,512
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.477% 1/11/43	326,832	343,436
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2 2.111% 3/15/45	523,969	524,966
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	63,021	62,942
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.538% 8/15/39	98,845	99,603
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $678,725) (a) (c) 2.750% 12/20/31	10,192	10,190
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	1,300,000	1,308,306
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,193,317	1,220,032
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.147% 2/15/51	240,000	247,616
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 6.224% 6/15/45	1,200,000	1,199,760

	Principal Amount	Value
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	$16,545	$16,543
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2 1.765% 12/15/45	880,000	886,390

		25,644,938

Credit Card ABS — 2.4%
Chase Issuance Trust, Series 2014-A1, Class A1 1.150% 1/15/19	14,400,000	14,425,266

Home Equity ABS — 0.9%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.723% 8/25/35	115,887	115,664
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.113% 11/25/35	196,338	194,121
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.188% 8/25/35	402,005	399,678
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE3, Class A2, 1 mo. USD LIBOR + ..180%, FRN 0.633% 4/25/36	40,436	40,368
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + ..480%, FRN 0.933% 12/25/35	775,209	755,274
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.883% 7/25/35	68,274	67,796
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (a) 0.693% 10/25/34	511,719	508,280
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.623% 8/25/36	72,194	72,131
Home Equity Asset Trust, Series 2005-HF1, Class A1, 1 mo. LIBOR + .520%, FRN 0.973% 2/25/36	74,243	73,692
Home Equity Asset Trust, Series 2005-HF1, Class A2B, 1 mo. LIBOR + .700%, FRN 1.153% 2/25/36	82,911	82,321

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 0.673% 10/25/35	$452,588	$451,242
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.278% 6/25/35	493,709	487,884
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.173% 3/25/35	770,981	765,506
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.325% 10/25/28	31	32
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.823% 1/25/36	526,067	521,056
Residential Asset Securities Corp., Series 2005-AHL3, Class A2, 1 mo. USD LIBOR + .240%, FRN 0.693% 11/25/35	390,423	388,384
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.883% 11/25/35	240,111	238,056
Security National Mortgage Loan Trust, Series 2006-3A, Class A1, 1 mo. LIBOR + .280%, FRN (a) 0.726% 1/25/37	9,109	9,109

		5,170,594

Other ABS — 15.6%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.642% 3/15/41	413,652	399,559
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.642% 6/15/41	496,080	478,763
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	881,938	922,993
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 2.174% 7/20/26	1,000,000	995,872
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.084% 1/20/26	730,000	725,648

	Principal Amount	Value
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	$1,565,311	$1,522,265
Apidos CLO XVII, Series 2014-17A, Class A1A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.133% 4/17/26	500,000	499,215
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	845,750	882,752
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.192% 12/15/42	1,060,680	1,027,679
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	123,331	123,336
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	110,250	109,561
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	1,130,183	1,128,402
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (a) 2.068% 7/15/26	1,010,000	1,005,503
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.108% 1/15/26	2,315,000	2,301,348
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.063% 7/18/27	1,475,000	1,463,741
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	2,151,723	2,144,472
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	880,000	874,338
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	507,756	521,626
Carlyle Global Market Strategies, Series 2014-4A, Class A1, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.128% 10/15/26	2,050,000	2,040,847
Carlyle Global Market Strategies, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.520%, FRN (a) 2.153% 4/17/25	1,520,000	1,517,998

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	$1,362,520	$1,355,708
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	123,917	123,597
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	530,069	529,441
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	234,738	234,787
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,697,981	1,692,514
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.913% 9/25/34	83,223	81,725
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3, 1 mo. LIBOR + ..300%, FRN (a) 0.753% 7/25/36	537,994	535,027
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	1,451,625	1,477,242
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	1,373,983	1,368,690
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	258,454	259,006
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	428,311	432,561
Diamond Resorts Owner Trust, Series 2014-1, Class B (a) 2.980% 5/20/27	426,449	430,074
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	954,754	975,220
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	520,775	530,766
Direct Capital Funding V LLC, Series 2013-2, Class A2 (a) 1.730% 8/20/18	63,106	63,107
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	1,313,400	1,349,911
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	985,509	1,040,322

	Principal Amount	Value
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	$604,167	$598,063
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 3.478% 7/15/23	558,048	562,145
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. LIBOR + 5.250%, FRN (a) 5.878% 7/15/24	367,410	374,349
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.078% 7/15/26	1,275,000	1,268,657
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.730% 4/25/28	1,350,000	1,349,843
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	555,521	557,624
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	469,820	455,678
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	243,908	239,471
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	674,333	679,455
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	291,190	304,776
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.083% 5/25/36	213,097	211,886
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.098% 5/25/35	96,770	96,707
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	683,969	678,732
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	540,238	539,666
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.693% 1/25/36	107,642	104,649
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	205,555	200,820

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.084% 7/20/27	$1,475,000	$1,463,663
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	242,674	239,721
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 1.788% 4/25/25	1,505,000	1,485,229
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	1,060,000	1,064,463
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.098% 4/25/35	126,675	126,456
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	420,000	416,850
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	641,583	639,904
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	506,661	510,611
Icon Brand Holdings LLC, Series 2012-1A, Class A (Acquired 11/16/12-7/22/14, Cost $835,409) (a) (c) 4.229% 1/25/43	412,431	383,816
Icon Brand Holdings LLC, Series 2013-1A, Class A (Acquired 6/14/13, Cost $433,917) (a) (c) 4.352% 1/25/43	443,609	419,682
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.083% 1/18/26	790,000	784,502
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A, 3 mo. USD LIBOR + .230%, FRN (a) 0.867% 5/01/22	611,470	608,031
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.129% 7/15/26	1,250,000	1,246,270
LCM XI LP, Series 11A, Class A, 3 mo. USD LIBOR + 1.300%, FRN (a) 1.933% 4/19/22	3,660,000	3,646,451
Leaf Receivables Funding LLC, Series 2016-1, Class A1 (a) 1.000% 6/15/17	1,851,758	1,851,771

	Principal Amount	Value
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.135% 7/20/26	$2,175,000	$2,171,285
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.084% 7/20/26	930,000	926,808
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	494,760	496,520
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.398% 4/25/35	707,191	704,801
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.203% 7/25/35	208,211	209,349
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	488,756	489,201
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	891,869	898,016
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	169,794	169,667
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	1,219,013	1,221,514
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	1,271,068	1,272,373
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.540% 11/15/46	770,000	770,226
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class A, 3 mo. USD LIBOR + 1.470%, FRN (a) 2.104% 7/20/26	450,000	449,214
Ocwen Master Advance Receivables Trust, Series 2015-T2, Class AT2 (a) 2.532% 11/15/46	900,000	901,044
Ocwen Master Advance Receivables Trust, Series 2015-T1, Class AT1 (a) 2.537% 9/17/46	400,000	400,026
OHA Loan Funding Ltd., Series 2015-1A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.126% 2/15/27	1,350,000	1,347,304
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	420,000	421,706

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	$174,630	$176,636
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	320,000	320,650
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	700,000	699,571
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.713% 9/25/35	154,438	154,277
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.833% 8/25/35	55,814	55,727
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.203% 3/25/35	52,249	51,992
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 0.696% 2/25/37	429,318	424,035
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (a) 2.052% 11/08/24	550,000	547,783
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + ..400%, FRN 0.853% 10/25/35	338,153	337,282
SBA Tower Trust, Series 2014-1A, Class C, STEP (a) 2.898% 10/15/44	1,390,000	1,409,300
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	348,161	348,325
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	311,513	312,389
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	1,374,633	1,376,827
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A (a) 2.400% 3/22/32	1,519,781	1,530,443
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A (a) 2.580% 9/20/32	545,191	550,684
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	95,225	95,720

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	$204,447	$204,970
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	61,899	62,270
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	2,100,000	2,111,156
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	1,915,306	1,912,912
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	550,000	552,407
Store Master Funding I LLC, Series 2015-1A, Class A1 (a) 3.750% 4/20/45	198,833	193,268
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.173% 8/25/35	40,817	40,888
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	734,546	737,259
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	91,815	92,207
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.083% 10/17/26	1,140,000	1,137,109
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	1,330,000	1,355,906
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	468,246	462,068
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 1 mo. LIBOR + .700%, FRN (a) 1.145% 12/10/18	1,275,000	1,269,890
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. LIBOR + 2.500%, FRN (a) 2.942% 7/15/41	507,934	515,644
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	475,512	489,032
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	419,439	425,164

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	$3,027,125	$3,035,168
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	611,524	602,192
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	1,145,729	1,147,998

		93,863,760

Student Loans ABS — 5.8%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.253% 12/26/44	306,574	298,544
Access Group, Inc., Series 2004-A, Class A2, 3 mo. LIBOR + .260%, FRN 0.898% 4/25/29	256,265	255,086
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.153% 7/25/56	1,163,880	1,137,796
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.555% 7/01/38	637,592	573,889
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 0.773% 3/15/26	279,342	276,360
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.118% 1/15/37	890,911	765,062
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (a) 2.500% 1/25/30	799,935	756,282
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.153% 1/25/40	1,247,869	1,217,165
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	783,995	787,702
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.453% 4/25/40	856,726	854,273
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	579,868	579,051

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	$1,180,000	$1,188,031
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (a) 3.060% 7/25/31	667,382	667,257
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (a) 3.170% 7/25/31	796,139	809,501
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	2,051,313	2,094,536
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 2.486% 2/26/35	1,850,000	1,849,974
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.687% 6/15/43	450,000	437,263
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.846% 6/15/43	100,000	84,578
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.934% 6/15/43	1,050,000	1,044,247
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + ..750%, FRN 1.207% 12/01/31	756,895	735,937
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 0.934% 10/28/41	102,229	101,575
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 0.950% 9/27/35	563,501	555,578
National Collegiate Student Loan Trust, Series 2007-1, Class A2, 1 mo. USD LIBOR + .130%, FRN 0.583% 11/27/28	106,297	106,138
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. USD LIBOR + .150%, FRN 0.603% 10/25/27	322,040	320,656
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 0.686% 11/27/28	436,720	431,572

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Navient Private Education Loan Trust, Series 2015-BA, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.042% 5/15/23	$307,653	$307,359
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	930,000	934,836
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 1.076% 1/25/37	713,571	696,718
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.953% 7/27/50	395,000	340,250
North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3 mo. USD LIBOR + .800%, FRN 1.438% 7/25/25	658,098	651,657
North Carolina State Education Assistance Authority, Series 2011-1, Class A2, 3 mo. USD LIBOR + .900%, FRN 1.538% 1/26/26	345,375	344,942
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3, 28 day ARS, FRN 1.946% 7/25/42	450,000	433,253
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 0.798% 7/15/36	191,267	189,985
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.078% 7/15/36	567,000	506,516
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 0.748% 7/26/21	600,000	586,877
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. LIBOR + .110%, FRN 0.748% 1/26/43	480,000	411,390
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 0.858% 3/25/44	457,404	375,326
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. LIBOR + .300%, FRN 0.938% 7/25/25	520,000	489,377
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 0.948% 1/25/40	737,579	628,299

	Principal Amount	Value
SLM Student Loan Trust, Series 2004-10, Class B, 3 mo. LIBOR + .370%, FRN 1.008% 1/25/40	$676,191	$535,836
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. LIBOR + .650%, FRN 1.303% 12/15/38	583,739	521,800
SLM Student Loan Trust, Series 2012-A, Class A1, 1 mo. USD LIBOR + 1.400%, FRN (a) 1.842% 8/15/25	97,676	97,956
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.948% 6/17/30	100,000	100,000
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.136% 5/15/23	2,300,000	2,299,991
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.643% 6/25/33	1,400,000	1,399,990
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	1,400,000	1,398,887
SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1 mo. USD LIBOR + 1.250%, FRN (a) 1.703% 8/25/32	863,324	863,324
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.203% 8/25/36	1,284,954	1,294,504
SoFi Professional Loan Program LLC, Series 2016-A, Class A2 (a) 2.760% 12/26/36	1,428,487	1,421,868
SoFi Professional Loan Program LLC, Series 2014-A, Class A2 (a) 3.020% 10/25/27	269,827	275,270

		35,034,264

WL Collateral CMO — 0.9%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, FRN 2.858% 8/25/34	92,650	89,349
Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1 mo. USD LIBOR + 1.150%, FRN 1.603% 5/25/25	600,947	601,116

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 7/25/25	$1,958,279	$1,961,618
Connecticut Avenue Securities, Series 2015-C04, Class 1M1, 1 mo. USD LIBOR + 1.600%, FRN 2.053% 4/25/28	1,197,691	1,199,314
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.954% 2/25/34	24,087	22,814
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.030% 9/25/33	9,425	8,784
GS Mortgage Securities Corp., Series 2014-4R, Class AS, 1 mo. USD LIBOR + .180%, FRN (a) 0.626% 1/26/34	178,233	176,023
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.093% 8/25/34	15,140	14,313
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 2.659% 8/25/34	81,422	68,093
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.703% 8/25/36	30,621	30,396
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2, VRN 2.766% 2/25/34	193,892	193,134
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 2.795% 7/25/33	5,443	5,251
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.011% 2/25/34	9,643	9,330
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.875% 2/25/34	307	309
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 2.978% 3/25/34	50,975	50,147
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + ..900%, FRN 1.353% 10/25/27	500,278	500,100
Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 1.903% 7/25/28	598,368	600,433

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.837% 4/25/44	$114,135	$110,810

		5,641,334

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.703% 11/25/37	66,456	66,395
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 3.134% 6/25/32	32,585	31,250

		97,645

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $225,529,822)		224,827,510

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.0%
Collateralized Mortgage Obligations — 5.6%
Federal Home Loan Mortgage Corp. Series 4291, Class K 3.000% 5/15/38	2,406,285	2,503,166
Series 4447, Class PA 3.000% 12/15/44	615,667	651,679
Series 3990, Class VA 3.500% 1/15/25	1,525,986	1,641,068
Series 4213, Class VE 3.500% 6/15/26	1,453,687	1,573,761
Series 4290, Class CA 3.500% 12/15/38	3,268,644	3,448,734
Series 4443, Class BA 3.500% 4/15/41	832,215	876,815
Series 2626, Class A 4.000% 6/15/33	935,046	1,019,004
Series 4328, Class DA 4.000% 1/15/36	2,712,542	2,884,861
Series 4325, Class MA 4.000% 9/15/39	3,173,569	3,368,195
Series 4336, Class MA 4.000% 1/15/40	4,945,709	5,255,987
Series 4323, Class CA 4.000% 3/15/40	2,103,686	2,259,396
Federal National Mortgage Association
Series 2015-58, Class JP 2.500% 3/25/37	1,130,547	1,165,693
Series 2015-20, Class EV 3.500% 7/25/26	1,632,156	1,776,144

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-14, Class A 3.500% 2/25/37	$1,706,899	$1,785,544
Series 2015-62, Class VA 4.000% 10/25/26	489,961	542,599
Series 2014-48, Class AB 4.000% 10/25/40	1,498,141	1,594,122
Series 2013-112, Class HQ 4.000% 11/25/43	615,390	666,140
Government National Mortgage Association, Series 2014-131, Class BW, VRN 3.865% 5/20/41	761,479	776,731

		33,789,639

Pass-Through Securities — 0.4%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 year CMT + 2.254%, FRN 2.764% 3/01/37	750,179	796,484
Federal National Mortgage Association
Pool #725692 2.480% 10/01/33 1 year CMT + 2.144%, FRN	129,087	135,921
Pool #888586 2.565% 10/01/34 1 year CMT + 2.213%, FRN	240,940	254,255
Pool #775539 2.841% 5/01/34 12 mo. USD LIBOR + 1.641%, FRN	100,162	105,026
Pool #684154 5.500% 2/01/18	3,353	3,454
Pool #702331 5.500% 5/01/18	53,283	55,203
Pool #725796 5.500% 9/01/19	403,490	425,377
Pool #844564 5.500% 12/01/20	92,289	98,582
Government National Mortgage Association Pool #507545 7.500% 8/15/29	31,507	38,476
Government National Mortgage Association II
Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	253,194	260,241
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	329,459	341,281

		2,514,300

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $36,178,419)		36,303,939

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bonds & Notes — 11.9%
U.S. Treasury Note 0.750% 2/28/18	$6,000,000	$6,017,402
U.S. Treasury Note 0.750% 2/15/19	16,700,000	16,735,063
U.S. Treasury Note 0.875% 7/15/18	13,700,000	13,775,056
U.S. Treasury Note 1.250% 12/15/18	2,000,000	2,028,984
U.S. Treasury Note 1.250% 3/31/21	1,500,000	1,517,593
U.S. Treasury Note (d) 1.750% 10/31/18	30,400,000	31,175,437

		71,249,535

TOTAL U.S. TREASURY OBLIGATIONS (Cost $70,753,031)		71,249,535

TOTAL BONDS & NOTES (Cost $578,902,911)		582,249,480

TOTAL LONG-TERM INVESTMENTS (Cost $578,902,911)		582,249,480

SHORT-TERM INVESTMENTS — 3.1%
Commercial Paper — 3.1%
Amphenol Corp. (a) 0.600% 7/01/16	3,757,000	3,756,927
Tyco Electronics Group SA (a) 0.610% 7/01/16	15,000,000	14,999,706

		18,756,633

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	140,342	140,342

TOTAL SHORT-TERM INVESTMENTS (Cost $18,897,342)		18,896,975

TOTAL INVESTMENTS — 99.9% (Cost $597,800,253) (e)		601,146,455

Other Assets/(Liabilities) — 0.1%		469,871

NET ASSETS — 100.0%		$601,616,326

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $228,754,706 or 38.02% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2016, these securities amounted to a value of $813,688 or 0.14% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is held as collateral for open futures contracts and open swap agreements. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 145.1%

CORPORATE DEBT — 4.1%
Auto Manufacturers — 0.7%
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060%, FRN 2.688% 1/15/19	$1,280,000	$1,302,558
Nissan Motor Acceptance Corp. 3 mo. USD LIBOR + .550%, FRN (a) 1.231% 3/03/17	1,100,000	1,100,807

		2,403,365

Banks — 0.2%
The Huntington National Bank 3 mo. USD LIBOR + .425%, FRN 1.063% 4/24/17	765,000	764,298

Computers — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 3.480% 6/01/19	800,000	819,528
Hewlett-Packard Co. 3 mo. USD LIBOR + 1.930%, FRN (a) 2.584% 10/05/18	1,300,000	1,317,919

		2,137,447

Diversified Financial — 1.5%
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .625%, FRN 1.305% 6/04/17	1,625,000	1,626,230
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .800%, FRN 1.453% 12/15/17	2,250,000	2,247,615
Ally Financial, Inc. 3.600% 5/21/18	1,295,000	1,298,239

		5,172,084

Holding Company – Diversified — 0.3%
MUFG Americas Holdings Corp. 3 mo. USD LIBOR + .570%, FRN 1.202% 2/09/18	870,000	866,471

Pharmaceuticals — 0.8%
Actavis Funding SCS 3 mo. USD LIBOR + .875%, FRN 1.548% 9/01/16	1,250,000	1,251,249
Actavis Funding SCS 3 mo. USD LIBOR + 1.080%, FRN 1.736% 3/12/18	1,250,000	1,254,782

		2,506,031

TOTAL CORPORATE DEBT (Cost $14,284,533)		13,849,696

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.1%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class Note FRN 0.838% 4/25/24	$271,854	$271,671
Louisiana State Public Facilities Authority, Series 2011-A, Class A2 FRN 1.538% 4/26/27	184,609	182,830

		454,501

TOTAL MUNICIPAL OBLIGATIONS (Cost $451,705)		454,501

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 49.1%
Auto Floor Plan ABS — 0.7%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570%, FRN 1.012% 1/15/21	900,000	897,046
Navistar Financial Dealer Note Master Trust, Series 2014-1, Class A, FRN (a) 1.203% 10/25/19	1,300,000	1,301,640
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 1.942% 10/20/20	250,000	250,000

		2,448,686

Automobile ABS — 17.5%
American Credit Acceptance Receivables Trust, Series 2014-4, Class A (a) 1.330% 7/10/18	41,180	41,170
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	320,410	319,585
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	1,025,033	1,023,042
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	2,128,015	2,128,665
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	307,506	307,615
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A2B, 1 mo. USD LIBOR + .320%, FRN 0.767% 4/09/18	36,546	36,546
ARI Fleet Lease Trust, Series 2016-A, Class A1 (a) 0.800% 3/15/17	1,156,394	1,155,750

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	$420,000	$423,666
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	142,463	142,584
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	304,662	306,153
California Republic Auto Receivables Trust, Series 2015-4, Class A2 (a) 1.600% 9/17/18	2,381,078	2,389,581
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	406,752	401,670
CFC LLC, Series 2014-1A, Class A (a) 1.460% 12/17/18	43,328	43,240
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	337,851	336,813
Chesapeake Funding II LLC, Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000%, FRN (a) 1.442% 6/15/28	1,540,000	1,539,846
Chesapeake Funding LLC, Series 2012-2A, Class A, 1 mo. LIBOR + .450%, FRN (a) 0.915% 5/07/24	5,371	5,371
Chesapeake Funding LLC, Series 2015-1A, Class B, 1 mo. LIBOR + .950%, FRN (a) 1.415% 2/07/27	260,000	259,814
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	194,100	193,116
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	59,186	59,031
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	227,037	226,882
CPS Auto Trust, Series 2013-A, Class A (a) 1.310% 6/15/20	227,648	225,211
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	111,817	111,137
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	1,523,932	1,524,160
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	254,857	254,674
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	105,022	104,780

	Principal Amount	Value
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	$54,964	$54,935
CPS Auto Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	499,842	499,624
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	396,947	396,567
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	108,671	108,345
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	273,905	271,235
CPS Auto Trust, Series 2016-B, Class A (a) 2.070% 11/15/19	463,682	463,341
CPS Auto Trust, Series 2016-A, Class A (a) 2.250% 10/15/19	450,057	451,179
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	450,000	449,857
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A (a) 1.500% 4/15/21	31,560	31,564
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	680,000	681,350
Drive Auto Receivables Trust, Series 2016-BA, Class A1 (a) 0.750% 5/15/17	1,573,641	1,573,798
Drive Auto Receivables Trust, Series 2015-BA, Class A3 (a) 1.300% 6/15/18	179,627	179,626
Drive Auto Receivables Trust, Series 2015-DA, Class A2B, 1 mo. USD LIBOR + .870%, FRN (a) 1.312% 6/15/18	308,036	308,074
Drive Auto Receivables Trust, Series 2016-BA, Class A2 (a) 1.380% 8/15/18	1,900,000	1,900,184
Drive Auto Receivables Trust, Series 2015-AA, Class A3 (a) 1.430% 7/16/18	87,791	87,795
Drive Auto Receivables Trust, Series 2016-BA, Class A3 (a) 1.670% 7/15/19	560,000	560,772
Drive Auto Receivables Trust, Series 2016-AA, Class A3 (a) 2.110% 5/15/19	2,200,000	2,208,364

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	$270,000	$270,845
DT Auto Owner Trust, Series 2015-1A, Class A (a) 1.060% 9/17/18	113,453	113,444
DT Auto Owner Trust, Series 2015-2A, Class A (a) 1.240% 9/17/18	716,644	716,809
DT Auto Owner Trust, Series 2015-3A, Class A (a) 1.660% 3/15/19	246,434	246,648
DT Auto Owner Trust, Series 2016-2A, Class A (a) 1.730% 8/15/19	560,871	560,910
DT Auto Owner Trust, Series 2016-3A, Class A (a) 1.750% 11/15/19	500,000	499,844
DT Auto Owner Trust, Series 2016-1A, Class A (a) 2.000% 9/16/19	1,580,748	1,582,281
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	1,650,000	1,660,148
Enterprise Fleet Financing LLC, Series 2016-1, Class A1 (a) 0.800% 2/20/17	1,233,941	1,231,729
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 (a) 0.870% 9/20/19	168,193	167,878
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	830,000	829,795
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	32,828	32,810
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	72,158	71,984
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	218,730	217,991
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	196,447	196,317
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	482,546	481,228
Exeter Automobile Receivables Trust, Series 2013-2A, Class B (a) 3.090% 7/16/18	276,551	276,910
First Investors Auto Owner Trust, Series 2014-3A, Class A2 (a) 1.060% 11/15/18	134,633	134,573

	Principal Amount	Value
First Investors Auto Owner Trust, Series 2015-1A, Class A2 (a) 1.210% 4/15/19	$331,951	$331,681
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	48,485	48,476
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	477,285	478,193
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	1,024,783	1,028,749
Flagship Credit Auto Trust, Series 2014-1, Class A (a) 1.210% 4/15/19	127,253	126,890
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	178,469	178,063
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	386,411	383,850
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	85,102	85,108
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	790,380	788,354
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	1,078,093	1,076,718
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	765,136	771,329
Flagship Credit Auto Trust, Series 2013-2, Class B (a) 3.210% 8/15/19	540,000	545,483
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	543,152	542,979
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	186,264	186,138
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100%, FRN (a) 1.545% 4/10/30	1,200,000	1,200,000
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.142% 4/15/21	730,000	731,554
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	620,000	614,872

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oscar US Funding Trust IV, Series 2016-1A, Class A1 (a) 0.950% 4/17/17	$193,868	$193,702
Oscar US Funding Trust IV, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	15,960	15,957
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, FRN (a) 2.142% 7/15/20	470,000	469,582
Prestige Auto Receivables Trust, Series 2016-1A, Class A1 (a) 0.850% 4/17/17	333,621	333,625
Prestige Auto Receivables Trust, Series 2014-1A, Class A2 (a) 0.970% 3/15/18	2,269	2,269
Santander Drive Auto Receivables Trust, Series 2016-2, Class A1 0.750% 5/15/17	1,802,790	1,803,111
Santander Drive Auto Receivables Trust, Series 2016-1, Class A1 0.850% 2/15/17	161,337	161,341
Santander Drive Auto Receivables Trust, Series 2015-1, Class A2B, 1 mo. USD LIBOR + .450%, FRN 0.892% 7/16/18	125,628	125,607
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B, 1 mo. USD LIBOR + .700%, FRN 1.142% 12/17/18	577,190	577,073
Santander Drive Auto Receivables Trust, Series 2016-1, Class A2B, 1 mo. USD LIBOR + .780%, FRN 1.222% 7/15/19	2,100,000	2,100,000
Santander Drive Auto Receivables Trust, Series 2013-5, Class B 1.550% 10/15/18	377,120	377,508
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	52,053	51,662
Santander Drive Auto Receivables Trust, Series 2014-1, Class C 2.360% 4/15/20	500,000	502,799
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	900,000	909,437
Santander Drive Auto Receivables Trust, Series 2012-4, Class C 2.940% 12/15/17	32,905	32,924
Tidewater Auto Receivables Trust, Series 2016-AA, Class A1 (a) 0.900% 2/15/17	384,313	384,323
Tidewater Auto Receivables Trust, Series 2016-AA, Class A2 (a) 2.300% 9/15/19	1,134,000	1,134,273

	Principal Amount	Value
United Auto Credit Securitization Trust, Series 2016-1, Class A (a) 2.000% 10/15/17	$320,499	$320,467
Westlake Automobile Receivables Trust, Series 2016-1A, Class A1 (a) 0.850% 1/15/17	410,530	410,539
Westlake Automobile Receivables Trust, Series 2016-2A, Class A1 (a) 0.850% 6/15/17	2,200,000	2,199,931
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	7,780	7,779
Westlake Automobile Receivables Trust, Series 2015-1A, Class A2 (a) 1.170% 3/15/18	232,311	232,201
Westlake Automobile Receivables Trust, Series 2015-2A, Class A2A (a) 1.280% 7/16/18	312,979	312,563
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 1.484% 1/15/19	3,000,000	3,005,147
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	640,000	640,753

		58,501,866

Commercial MBS — 0.8%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.723% 6/10/49	215,919	220,272
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.243% 3/15/29	900,000	884,812
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.635% 12/18/49	87,126	86,624
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	10,684	10,805
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 6.060% 7/10/38	399,498	399,418
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, VRN 6.184% 4/17/45	492,744	492,646
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	350,000	346,043

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	$312,976	$312,585
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $399,250) (a) (b) 2.750% 12/20/31	5,995	5,994
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	29,804	29,800

		2,788,999

Credit Card ABS — 2.5%
Chase Issuance Trust, Series 2014-A1, Class A1 1.150% 1/15/19	8,200,000	8,214,388

Home Equity ABS — 0.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.723% 8/25/35	60,770	60,654
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.188% 8/25/35	245,125	243,706
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.278% 6/25/35	303,523	299,942
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.903% 8/25/35	17,109	17,111

		621,413

Other ABS — 14.1%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.642% 3/15/41	564,793	545,552
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.642% 6/15/41	1,922,060	1,854,968
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.642% 12/15/41	509,231	493,207
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.642% 3/15/42	715,987	682,727

	Principal Amount	Value
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.643% 9/15/41	$240,286	$229,256
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	1,348,644	1,311,556
Apidos CLO XXII, Series 2015-22A, Class X, 3 mo. USD LIBOR + 1.000%, FRN (a) 1.634% 10/20/27	562,500	562,283
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.192% 12/15/42	988,928	958,160
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A1 (a) 1.000% 11/10/16	104,483	104,482
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A2 (a) 1.150% 7/10/17	228,674	228,666
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A2 (a) 1.570% 12/11/17	1,740,000	1,742,312
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	59,904	59,906
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	192,937	191,732
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	695,497	694,401
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,344,827	1,340,295
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	1,450,207	1,442,956
CCG Receivables Trust, Series 2015-1, Class A1 (a) 0.550% 9/14/16	7,646	7,646
CIT Equipment Collateral, Series 2014-VT1, Class A2 (a) 0.860% 5/22/17	291,056	291,088
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	79,169	78,965
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	318,042	317,664
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	145,918	145,949

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	$63,954	$64,347
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.913% 9/25/34	51,162	50,241
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	740,625	753,695
Dell Equipment Finance Trust, Series 2015-2, Class A2B, 1 mo. USD LIBOR + .900%, FRN (a) 1.349% 12/22/17	1,300,000	1,301,920
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	826,515	822,158
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	833,653	830,441
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	146,253	147,704
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	312,465	318,460
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	778,965	822,291
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	302,083	299,032
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 3.478% 7/15/23	476,383	479,880
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A1, 3 mo. USD LIBOR + .250%, FRN (a) 0.881% 4/12/20	140,896	140,878
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	313,112	314,297
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	394,966	397,966
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.083% 5/25/36	143,909	143,092
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.098% 5/25/35	53,279	53,244

	Principal Amount	Value
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	$418,757	$415,550
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	572,016	571,411
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	223,260	220,543
GoldenTree Loan Opportunities IV Ltd., Series 2007-4A, Class A1B, 3 mo. USD LIBOR + .230%, FRN (a) 0.856% 8/18/22	1,348,442	1,334,495
Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class AT1 (a) 2.302% 10/15/46	700,000	699,531
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	620,000	622,610
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	393,954	392,923
Icon Brand Holdings LLC, Series 2012-1A, Class A (Acquired 7/22/14, Cost $591,442) (a) (b) 4.229% 1/25/43	250,542	233,159
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A, 3 mo. USD LIBOR + .230%, FRN (a) 0.867% 5/01/22	262,059	260,585
Leaf Receivables Funding LLC, Series 2016-1, Class A1 (a) 1.000% 6/15/17	2,709,889	2,709,909
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	639,654	641,929
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.398% 4/25/35	387,622	386,312
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	101,876	101,800
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	688,384	689,796
Navitas Equipment Receivables LLC, Series 2013-1, Class A (a) 1.950% 11/15/16	1,277	1,277
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	657,449	658,124
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.540% 11/15/46	470,000	470,138

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
New Residential Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.751% 6/15/49	$400,000	$401,668
Ocwen Master Advance Receivables Trust, Series 2015-T2, Class AT2 (a) 2.532% 11/15/46	560,000	560,650
Ocwen Master Advance Receivables Trust, Series 2015-T1, Class AT1 (a) 2.537% 9/17/46	230,000	230,015
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	210,227	211,030
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	180,000	180,365
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	400,000	399,755
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.833% 8/25/35	31,395	31,347
PFS Financing Corp., Series 2014-AA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.042% 2/15/19	1,490,000	1,487,301
PFS Financing Corp., Series 2014-BA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.042% 10/15/19	1,000,000	994,080
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 0.696% 2/25/37	220,025	217,318
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	313,345	313,493
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	383,704	384,784
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	458,211	458,942
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	514,216	516,890
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	115,853	116,150
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	120,015	120,032
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (a) 3.020% 6/20/32	198,748	199,234

	Principal Amount	Value
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	$1,200,000	$1,206,375
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	835,350	834,306
SPS Servicer Advance Receivables Trust, Series 2015-T2, Class AT2 (a) 2.620% 1/15/47	1,850,000	1,852,826
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	340,000	341,488
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	721,546	715,944
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	650,000	662,661
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	234,123	231,034
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 1 mo. LIBOR + .700%, FRN (a) 1.145% 12/10/18	1,620,000	1,613,507
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. LIBOR + 2.500%, FRN (a) 2.943% 7/15/41	302,599	307,192
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	345,827	355,660
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	333,558	328,469
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	422,570	424,497
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	695,621	696,999
WG Horizons CLO I, Series 2006-1A, Class A1, 3 mo. USD LIBOR + .260%, FRN (a) 0.927% 5/24/19	8,481	8,473

		47,035,994

Student Loans ABS — 12.7%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.253% 12/26/44	2,197,112	2,139,566

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Access Group, Inc., Series 2006-1, Class A2, 3 mo. USD LIBOR + .110%, FRN 0.772% 8/25/23	$334,097	$332,573
Access Group, Inc., Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 0.834% 11/22/24	290,019	287,364
Access Group, Inc., Series 2004-A, Class A2, 3 mo. LIBOR + .260%, FRN 0.898% 4/25/29	161,199	160,457
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.423% 7/01/38	182,169	163,968
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10 FRN, 3 mo. USD LIBOR + .120%, FRN 0.445% 6/25/26	350,000	330,655
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 0.773% 3/15/26	1,051,524	1,040,298
College Loan Corp. Trust I, Series 2005-1, Class A4, 3 mo. LIBOR + .150%, FRN 0.788% 4/25/27	2,375,000	2,360,512
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.118% 1/15/37	570,183	489,640
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3, 3 mo. LIBOR + ..210%, FRN 0.834% 9/28/26	237,653	236,957
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.153% 1/25/40	1,087,429	1,060,673
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	223,137	224,192
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.453% 4/25/40	333,171	332,217
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	333,424	332,955
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	610,000	614,152

	Principal Amount	Value
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 2.486% 2/26/35	$1,060,000	$1,059,985
Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.246% 10/25/56	590,215	574,846
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.934% 6/15/43	350,000	340,093
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.934% 6/15/43	150,000	126,866
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.934% 6/15/43	1,150,000	1,143,699
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.934% 6/15/43	650,000	635,204
Education Funding Capital Trust IV, Series 2004-1, Class A3, 3 mo. LIBOR + .190%, FRN 0.843% 12/16/24	446,534	441,590
Educational Services of America, Series 2015-2, Class B FRN, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.946% 12/25/58	750,000	687,790
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L, 3 mo. LIBOR + .070%, FRN (a) 0.732% 5/25/23	38,924	38,771
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%, FRN (a) 1.362% 8/25/48	489,058	474,710
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + ..750%, FRN 1.207% 12/01/31	454,943	442,345
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 0.933% 10/28/41	519,720	516,394
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 0.950% 9/27/35	1,233,944	1,216,595

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. USD LIBOR + .320%, FRN 0.982% 5/25/29	$274,571	$264,932
National Collegiate Student Loan Trust, Series 2007-1, Class A2, 1 mo. USD LIBOR + .130%, FRN 0.583% 11/27/28	66,016	65,917
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. USD LIBOR + .150%, FRN 0.603% 10/25/27	196,024	195,182
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 0.686% 11/27/28	262,032	258,943
Navient Private Education Loan Trust, Series 2014-AA, Class A1, 1 mo. USD LIBOR + .480%, FRN (a) 0.922% 5/16/22	148,242	148,134
Navient Private Education Loan Trust, Series 2015-AA, Class A1, 1 mo. USD LIBOR + .500%, FRN (a) 0.942% 12/15/21	433,602	433,191
Navient Private Education Loan Trust, Series 2015-BA, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.042% 5/15/23	177,492	177,323
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.642% 12/15/28	670,000	662,510
Navient Student Loan Trust, Series 2016-3A, Class A2, 1 mo. USD LIBOR + .850%, FRN (a) 1.457% 6/25/65	600,000	599,995
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 0.890% 6/25/41	445,523	363,093
Nelnet Student Loan Trust, Series 2010-4A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.253% 4/25/46	89,396	89,092
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.939% 6/25/41	295,000	257,147
Nelnet Student Loan Trust, Series 2008-3, Class A4, 3 mo. USD LIBOR + 1.650%, FRN 2.312% 11/25/24	1,175,000	1,178,560

	Principal Amount	Value
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2, 28 day ARS, FRN 1.944% 4/25/44	$450,000	$432,048
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3, 28 day ARS, FRN 1.946% 7/25/42	650,000	625,810
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 0.798% 7/15/36	3,163,562	3,142,350
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%, FRN (a) 2.942% 1/15/43	320,000	322,745
SLM Student Loan Trust, Series 2007-2, Class A4, 3 mo. USD LIBOR + .060%, FRN 0.698% 7/25/22	400,000	369,863
SLM Student Loan Trust, Series 2006-3, Class A5, 3 mo. USD LIBOR + .100%, FRN 0.738% 1/25/21	380,000	365,826
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 0.748% 7/26/21	370,000	361,908
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. LIBOR + .110%, FRN 0.748% 1/26/43	460,000	394,249
SLM Student Loan Trust, Series 2005-5, Class A4, FRN 0.778% 10/25/28	500,000	470,975
SLM Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .220%, FRN 0.858% 1/25/41	436,800	360,243
SLM Student Loan Trust, Series 2003-12, Class A5, 3 mo. USD LIBOR + .280%, FRN (a) 0.933% 9/15/22	369,270	368,123
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. LIBOR + .300%, FRN 0.938% 7/25/25	300,000	282,333
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 0.948% 1/25/40	442,548	376,979
SLM Student Loan Trust, Series 2004-10, Class B, 3 mo. LIBOR + .370%, FRN 1.008% 1/25/40	430,304	340,987

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2014-A, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.042% 7/15/22	$505,615	$505,206
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 1.108% 10/25/64	338,744	296,883
SLM Student Loan Trust, Series 2012-E, Class A1, 1 mo. USD LIBOR + .750%, FRN (a) 1.192% 10/16/23	67,022	67,007
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. LIBOR + .650%, FRN 1.303% 12/15/38	398,004	355,773
SLM Student Loan Trust, Series 2012-C, Class A1, 1 mo. USD LIBOR + 1.100%, FRN (a) 1.542% 8/15/23	13,182	13,180
SLM Student Loan Trust, Series 2005-6, Class A5B, 3 mo. USD LIBOR + 1.200%, FRN 1.838% 7/27/26	491,177	493,583
SLM Student Loan Trust, Series 2012-A, Class A1, 1 mo. USD LIBOR + 1.400%, FRN (a) 1.842% 8/15/25	69,769	69,969
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. USD LIBOR + 1.700%, FRN 2.338% 7/25/23	326,074	326,173
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.948% 6/17/30	500,000	500,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 2.952% 3/15/28	400,000	400,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 2.968% 9/15/28	900,000	900,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 2.968% 6/17/30	600,000	600,000
SMB Private Education Loan Trust, Series 2014-A, Class A1, 1 mo. USD LIBOR + .500%, FRN (a) 0.942% 9/15/21	380,300	379,962
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.136% 5/15/23	1,200,000	1,199,996

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.639% 3/25/33	$329,311	$322,302
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	2,300,000	2,298,171
SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1 mo. USD LIBOR + 1.250%, FRN (a) 1.703% 8/25/32	563,037	563,037
SoFi Professional Loan Program LLC, Series 2014-A, Class A1, 1 mo. USD LIBOR + 1.600%, FRN (a) 2.039% 6/25/25	651,293	651,292
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.203% 8/25/36	1,577,848	1,589,575

		42,245,634

WL Collateral CMO — 0.6%
Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1 mo. USD LIBOR + 1.150%, FRN 1.603% 5/25/25	407,277	407,391
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 7/25/25	1,186,060	1,188,082
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + ..700%, FRN (a) 1.153% 3/25/45	174,802	170,560
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + ..900%, FRN 1.353% 10/25/27	321,607	321,493

		2,087,526

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.703% 11/25/37	32,664	32,633

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $159,703,757)		163,977,139

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.1%
Pass-Through Securities — 0.1%
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.000% 1/20/40	$168,796	$173,494

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $179,188)		173,494

U.S. TREASURY OBLIGATIONS — 91.7%
U.S. Treasury Bonds & Notes — 91.7%
U.S. Treasury Inflation Index 0.125% 4/15/18	2,783,299	2,824,614
U.S. Treasury Inflation Index (c) 0.125% 4/15/19	17,059,740	17,420,264
U.S. Treasury Inflation Index (c) 0.125% 4/15/20	16,344,288	16,719,275
U.S. Treasury Inflation Index (c) 0.125% 1/15/22	13,634,526	13,895,859
U.S. Treasury Inflation Index (c) 0.125% 7/15/22	13,528,679	13,833,426
U.S. Treasury Inflation Index (c) 0.125% 1/15/23	13,607,892	13,788,265
U.S. Treasury Inflation Index (c) 0.125% 7/15/24	13,203,116	13,335,834
U.S. Treasury Inflation Index (c) 0.250% 1/15/25	13,483,500	13,688,908
U.S. Treasury Inflation Index (c) 0.375% 7/15/23	13,476,374	13,933,829
U.S. Treasury Inflation Index (c) 0.375% 7/15/25	13,497,343	13,898,052
U.S. Treasury Inflation Index (c) 0.625% 7/15/21	12,317,547	12,963,418
U.S. Treasury Inflation Index (c) 0.625% 1/15/24	13,425,732	14,055,586
U.S. Treasury Inflation Index (c) 0.625% 1/15/26	13,832,981	14,566,600
U.S. Treasury Inflation Index (c) 0.625% 2/15/43	4,682,250	4,557,328
U.S. Treasury Inflation Index (c) 0.750% 2/15/42	5,822,795	5,834,243
U.S. Treasury Inflation Index (c) 0.750% 2/15/45	7,355,044	7,386,361
U.S. Treasury Inflation Index 1.000% 2/15/46	3,533,670	3,814,890
U.S. Treasury Inflation Index (c) (d) (e) 1.125% 1/15/21	11,334,957	12,123,382
U.S. Treasury Inflation Index (c) 1.250% 7/15/20	10,223,388	10,985,613

	Principal Amount	Value
U.S. Treasury Inflation Index (c) 1.375% 1/15/20	$6,714,998	$7,169,570
U.S. Treasury Inflation Index (c) 1.375% 2/15/44	6,671,925	7,712,765
U.S. Treasury Inflation Index (c) 1.750% 1/15/28	5,138,550	6,007,355
U.S. Treasury Inflation Index (c) 1.875% 7/15/19	5,736,397	6,206,661
U.S. Treasury Inflation Index (c) 2.000% 1/15/26	6,388,037	7,515,008
U.S. Treasury Inflation Index 2.125% 1/15/19	3,604,502	3,866,859
U.S. Treasury Inflation Index (c) 2.125% 2/15/40	2,711,567	3,544,915
U.S. Treasury Inflation Index (c) 2.125% 2/15/41	3,686,816	4,863,478
U.S. Treasury Inflation Index (c) 2.375% 1/15/25	8,896,461	10,622,348
U.S. Treasury Inflation Index (c) 2.375% 1/15/27	5,338,080	6,548,949
U.S. Treasury Inflation Index (c) 2.500% 1/15/29	4,980,563	6,310,528
U.S. Treasury Inflation Index (c) 3.375% 4/15/32	1,684,675	2,467,171
U.S. Treasury Inflation Index (c) 3.625% 4/15/28	3,867,661	5,351,072
U.S. Treasury Inflation Index (c) 3.875% 4/15/29	5,820,760	8,383,710

		306,196,136

TOTAL U.S. TREASURY OBLIGATIONS (Cost $298,813,523)		306,196,136

TOTAL BONDS & NOTES (Cost $473,432,706)		484,650,966

TOTAL LONG-TERM INVESTMENTS (Cost $473,432,706)		484,650,966

SHORT-TERM INVESTMENTS — 30.5%
Commercial Paper — 30.3%
Agrium, Inc. 0.950% 7/25/16	5,000,000	4,997,381
Anheuser-Busch InBev Worldwide, Inc. (a) 1.110% 7/13/16	3,400,000	3,399,527
BAT International Finance (a) 0.920% 7/14/16	5,000,000	4,998,565
Bell Canada (a) 0.870% 8/18/16	3,000,000	2,997,191
Bell Canada (a) 0.920% 9/12/16	2,000,000	1,996,908

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Deutsche Telekom AG (a) 0.970% 8/15/16	$5,000,000	$4,995,004
Enbridge, Inc. (a) 1.140% 7/07/16	5,000,000	4,999,300
ERAC USA Finance LLC (a) 1.060% 9/21/16	5,000,000	4,989,867
FMC Technologies, Inc. (a) 0.960% 8/17/16	5,000,000	4,994,760
Ford Motor Credit Co. LLC (a) 0.950% 9/01/16	1,000,000	998,217
Ford Motor Credit Co. LLC (a) 0.950% 9/08/16	4,000,000	3,991,911
Hyundai Capital America (a) 1.250% 8/24/16	5,000,000	4,993,889
Monsanto Co. (a) 1.150% 8/08/16	4,500,000	4,496,236
National Grid USA (a) 0.900% 7/18/16	5,000,000	4,998,137
NBCUniversal Enterprise, Inc. (a) 1.100% 10/12/16	5,000,000	4,986,466
ONEOK Partners LP (a) 1.116% 7/12/16	5,000,000	4,998,780
Schlumberger Holdings Corp. (a) 1.016% 7/08/16	8,500,000	8,498,668
Sempra Energy Holdings (a) 1.050% 8/22/16	5,000,000	4,994,141
Spectra Energy Capital LLC (a) 0.910% 7/05/16	1,000,000	999,901
Suncor Energy, Inc. (a) 0.880% 7/15/16	4,000,000	3,998,767
TELUS Corp. (a) 0.950% 9/19/16	5,000,000	4,990,179
TransCanada American (a) 1.120% 7/12/16	5,000,000	4,998,780
WPP CP LLC (a) 1.050% 7/28/16	5,000,000	4,997,052

		101,309,627

Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (f)	200,344	200,344

Time Deposit — 0.1%
Euro Time Deposit 0.010% 7/01/16	252,186	252,186

TOTAL SHORT-TERM INVESTMENTS (Cost $101,743,672)		101,762,157

TOTAL INVESTMENTS — 175.6% (Cost $575,176,378) (g)		586,413,123

Other Assets/(Liabilities) — (75.6)%		(252,394,014)

NET ASSETS — 100.0%		$334,019,109

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $218,741,636 or 65.49% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At June 30, 2016, these securities amounted to a value of $239,153 or 0.07% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(d)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	Maturity value of $200,344. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $205,539.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	130,000	$3,500,900

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,500,900

TOTAL EQUITIES (Cost $3,250,000)		3,500,900

	Principal Amount
BONDS & NOTES — 98.4%

CORPORATE DEBT — 36.5%
Advertising — 0.2%
WPP Finance 2010 4.750% 11/21/21	$635,000	704,411
WPP Finance 2010 5.625% 11/15/43	1,338,000	1,537,147

		2,241,558

Aerospace & Defense — 0.3%
Exelis, Inc. 4.250% 10/01/16	2,465,000	2,479,940
Spirit AeroSystems, Inc. 3.850% 6/15/26	1,005,000	1,038,567
United Technologies Corp. 6.125% 7/15/38	465,000	636,936

		4,155,443

Agriculture — 0.5%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,785,000	1,812,741
Bunge Ltd. Finance Corp. 3.500% 11/24/20	1,145,000	1,200,210
Imperial Brands Finance PLC (a) 2.950% 7/21/20	2,745,000	2,826,752
Philip Morris International, Inc. 6.375% 5/16/38	225,000	311,201
Reynolds American, Inc. 3.250% 6/12/20	980,000	1,035,940

		7,186,844

Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	666,776	693,447
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	272,342	275,066

	Principal Amount	Value
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	$2,525,000	$2,562,875
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	843,743	889,709
WestJet Airlines Ltd. (a) 3.500% 6/16/21	4,635,000	4,671,969

		9,093,066

Auto Manufacturers — 0.5%
General Motors Co. 5.200% 4/01/45	1,725,000	1,709,004
General Motors Co. 6.600% 4/01/36	1,510,000	1,731,529
General Motors Financial Co., Inc. 3.200% 7/13/20	2,435,000	2,466,828
Hyundai Capital America (a) 2.550% 2/06/19	1,150,000	1,168,983

		7,076,344

Automotive & Parts — 0.1%
Lear Corp. 4.750% 1/15/23	1,440,000	1,479,600
Lear Corp. 5.375% 3/15/24	560,000	589,400

		2,069,000

Banks — 2.5%
Associated Banc-Corp. 4.250% 1/15/25	3,280,000	3,386,056
Bancolombia SA 5.950% 6/03/21	315,000	344,453
Bank of America Corp. 4.750% 4/21/45	1,690,000	1,726,575
Bank of America Corp. 5.650% 5/01/18	1,150,000	1,232,395
Compass Bank 3.875% 4/10/25	2,622,000	2,516,139
Discover Bank 2.000% 2/21/18	1,920,000	1,926,211
First Horizon National Corp. 3.500% 12/15/20	4,280,000	4,319,192
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,800,000	1,873,577
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,300,000	1,314,950
JP Morgan Chase & Co. 3.875% 9/10/24	1,710,000	1,770,426
Regions Financial Corp. 7.500% 5/15/18	895,000	981,542
SVB Financial Group 3.500% 1/29/25	4,285,000	4,271,956
SVB Financial Group 5.375% 9/15/20	515,000	574,887

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	$740,000	$761,120
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,831,916
Wachovia Bank NA 6.600% 1/15/38	690,000	946,494
Wells Fargo & Co. 4.300% 7/22/27	4,325,000	4,669,837

		34,447,726

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	4,875,000	5,712,730
Molson Coors Brewing Co. (b) 2.100% 7/15/21	1,245,000	1,248,785
Molson Coors Brewing Co. (b) 3.000% 7/15/26	2,235,000	2,232,796
Molson Coors Brewing Co. (b) 4.200% 7/15/46	1,190,000	1,195,088

		10,389,399

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	1,600,000	1,820,885

Building Materials — 0.4%
CRH America, Inc. 8.125% 7/15/18	1,730,000	1,942,376
Lafarge SA 6.500% 7/15/16	1,305,000	1,306,599
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.731% 6/30/17	1,540,000	1,535,144
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,442,125

		6,226,244

Chemicals — 0.6%
Ashland, Inc. 6.875% 5/15/43	406,000	406,000
Cabot Corp. 5.000% 10/01/16	2,440,000	2,461,450
The Dow Chemical Co. 8.550% 5/15/19	375,000	445,138
Ecolab, Inc. 4.350% 12/08/21	650,000	735,840
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	880,000	960,270
RPM International, Inc. 6.125% 10/15/19	800,000	890,197
RPM International, Inc. 6.500% 2/15/18	1,375,000	1,471,016
Valspar Corp. 7.250% 6/15/19	650,000	741,135

		8,111,046

	Principal Amount	Value
Commercial Services — 0.6%
ERAC USA Finance LLC (a) 2.800% 11/01/18	$455,000	$466,315
ERAC USA Finance LLC (a) 6.700% 6/01/34	355,000	470,340
Leidos Holdings, Inc. 4.450% 12/01/20	6,280,000	6,280,000
The Western Union Co. 5.930% 10/01/16	1,405,000	1,418,742

		8,635,397

Computers — 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 4.420% 6/15/21	2,680,000	2,758,446
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 6.020% 6/15/26	535,000	557,731

		3,316,177

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	270,000	373,840

Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 4.500% 3/01/23	135,000	142,928
Ingram Micro, Inc. 4.950% 12/15/24	3,265,000	3,252,012

		3,394,940

Diversified Financial — 3.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	5,300,000	5,423,225
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,320,000	2,317,555
Affiliated Managers Group, Inc. 4.250% 2/15/24	1,470,000	1,556,007
Air Lease Corp. 3.375% 1/15/19	2,505,000	2,555,100
Air Lease Corp. 3.375% 6/01/21	2,800,000	2,869,916
Air Lease Corp. 3.875% 4/01/21	1,825,000	1,879,750
Air Lease Corp. STEP 5.625% 4/01/17	600,000	612,750
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,380,000	2,324,018
BGC Partners, Inc. (a) 5.125% 5/27/21	3,790,000	3,858,690
Citigroup, Inc. 3.875% 3/26/25	5,421,000	5,475,806
Citigroup, Inc. 8.125% 7/15/39	225,000	350,917

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Eaton Vance Corp. 6.500% 10/02/17	$91,000	$96,070
GE Capital International Funding Co. (a) 4.418% 11/15/35	1,522,000	1,707,054
General Electric Capital Corp. 6.875% 1/10/39	429,000	647,553
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	1,001,087
The Goldman Sachs Group, Inc. 5.750% 1/24/22	1,600,000	1,857,536
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	452,548
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	569,406
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	696,947
Hyundai Capital America (a) 2.875% 8/09/18	910,000	932,498
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	7,240,000	7,271,132
International Lease Finance Corp. 3.875% 4/15/18	2,065,000	2,102,831
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,669,267
Lazard Group LLC 6.850% 6/15/17	601,000	628,500
Legg Mason, Inc. 5.625% 1/15/44	1,126,000	1,156,862
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	781,493
Nasdaq, Inc. 3.850% 6/30/26	945,000	960,137

		51,754,655

Electric — 2.7%
Ameren Corp. 3.650% 2/15/26	1,015,000	1,094,452
Berkshire Hathaway Energy 5.950% 5/15/37	1,525,000	1,983,959
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	48,386
Entergy Arkansas, Inc. 3.500% 4/01/26	505,000	553,474
Entergy Louisiana LLC 4.950% 1/15/45	1,095,000	1,148,688
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,154,554
IPALCO Enterprises, Inc. 3.450% 7/15/20	5,935,000	6,024,025
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	555,000	616,744

	Principal Amount	Value
LG&E and KU Energy LLC 4.375% 10/01/21	$1,900,000	$2,096,734
Majapahit Holding BV (a) 7.750% 1/20/20	745,000	851,535
Metropolitan Edison Co. (a) 4.000% 4/15/25	1,505,000	1,573,967
National Fuel Gas Co. 3.750% 3/01/23	985,000	956,645
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,387,435
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	1,560,000	1,607,437
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	189,563
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	1,041,430
Pennsylvania Electric Co. (a) 4.150% 4/15/25	2,090,000	2,136,839
PPL Capital Funding, Inc. 1.900% 6/01/18	400,000	401,422
PPL Capital Funding, Inc. 3.100% 5/15/26	795,000	803,639
PPL Capital Funding, Inc. 5.000% 3/15/44	1,320,000	1,476,984
Progress Energy, Inc. 7.000% 10/30/31	505,000	680,032
Puget Energy, Inc. 6.500% 12/15/20	1,985,000	2,312,265
Southern California Edison Co. 5.950% 2/01/38	820,000	1,104,804
Transelec SA (a) 4.625% 7/26/23	1,250,000	1,298,166
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	299,157	317,247
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,282,115
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,473,894
Xcel Energy, Inc. 3.300% 6/01/25	1,690,000	1,782,507

		37,398,942

Electronics — 0.6%
Amphenol Corp. 2.550% 1/30/19	1,445,000	1,469,991
Arrow Electronics, Inc. 3.500% 4/01/22	1,865,000	1,911,135
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	814,828
Avnet, Inc. 4.875% 12/01/22	944,000	1,025,405
FLIR Systems, Inc. 3.125% 6/15/21	1,360,000	1,396,399

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tech Data Corp. 3.750% 9/21/17	$1,345,000	$1,378,197

		7,995,955

Engineering & Construction — 0.2%
SBA Tower Trust (a) (b) 2.877% 7/15/46	1,350,000	1,349,595
SBA Tower Trust (a) 3.156% 10/15/45	1,500,000	1,520,625

		2,870,220

Environmental Controls — 0.1%
Republic Services, Inc. 5.000% 3/01/20	40,000	44,312
Republic Services, Inc. 5.250% 11/15/21	795,000	918,820

		963,132

Foods — 0.4%
Kraft Foods, Inc. 6.500% 2/09/40	381,000	516,865
Kraft Heinz Foods Co. (a) 3.000% 6/01/26	3,635,000	3,664,727
The Kroger Co. 2.600% 2/01/21	1,065,000	1,105,970
Tyson Foods, Inc. 4.875% 8/15/34	745,000	831,133

		6,118,695

Forest Products & Paper — 0.1%
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	1,830,000	1,898,625

Gas — 0.2%
Spire, Inc. 4.700% 8/15/44	2,000,000	2,102,684

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,206,439

Health Care – Products — 0.6%
Boston Scientific Corp. 6.000% 1/15/20	950,000	1,081,461
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	3,395,000	3,499,234
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	4,280,000	4,355,576

		8,936,271

Health Care – Services — 0.6%
Aetna, Inc. 2.400% 6/15/21	1,875,000	1,913,029
Aetna, Inc. 3.200% 6/15/26	2,220,000	2,283,989
Aetna, Inc. 4.375% 6/15/46	545,000	565,981

	Principal Amount	Value
Kaiser Foundation Hospitals 3.500% 4/01/22	$600,000	$645,330
UnitedHealth Group, Inc. 6.875% 2/15/38	1,775,000	2,590,185

		7,998,514

Home Builders — 0.3%
Lennar Corp. 4.500% 11/15/19	3,767,000	3,923,896

Housewares — 0.2%
Newell Brands, Inc. 3.850% 4/01/23	2,325,000	2,466,055

Insurance — 3.2%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	2,270,000	2,327,885
American International Group, Inc. 3.900% 4/01/26	2,890,000	2,978,237
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,247,196
AXIS Specialty Finance PLC 2.650% 4/01/19	660,000	667,133
Brown & Brown, Inc. 4.200% 9/15/24	474,000	483,401
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	916,000	796,920
CNA Financial Corp. 3.950% 5/15/24	1,250,000	1,314,479
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,154,759
CNO Financial Group, Inc. 4.500% 5/30/20	1,763,000	1,824,705
CNO Financial Group, Inc. 5.250% 5/30/25	2,104,000	2,167,120
Five Corners Funding Trust (a) 4.419% 11/15/23	1,465,000	1,581,079
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	900,000	1,111,771
MetLife Capital Trust IV (a) 7.875% 12/15/37	2,695,000	3,213,787
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	735,703
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	1,042,000	1,021,681
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	1,845,000	1,924,003
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	900,000	907,570
Reinsurance Group of America, Inc. 3.950% 9/15/26	2,490,000	2,565,703

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Reinsurance Group of America, Inc. 4.700% 9/15/23	$1,270,000	$1,381,031
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,775,000	1,965,124
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,675,000	1,912,669
Trinity Acquisition PLC 4.400% 3/15/26	500,000	522,062
Unum Group 3.000% 5/15/21	1,080,000	1,104,553
USF&G Capital I (a) 8.500% 12/15/45	1,015,000	1,391,735
Willis North America, Inc. 7.000% 9/29/19	706,000	799,261
Willis Towers Watson PLC 5.750% 3/15/21	1,825,000	2,040,710
XLIT Ltd. 4.450% 3/31/25	1,275,000	1,286,637
XLIT Ltd. 5.750% 10/01/21	1,140,000	1,303,819
XLIT Ltd. 6.375% 11/15/24	1,990,000	2,393,361

		44,124,094

Internet — 1.0%
Baidu, Inc. 3.250% 8/06/18	1,965,000	2,015,365
Expedia, Inc. 4.500% 8/15/24	6,190,000	6,359,049
Expedia, Inc. 7.456% 8/15/18	3,420,000	3,782,079
Tencent Holdings Ltd. (a) 2.875% 2/11/20	1,655,000	1,697,869

		13,854,362

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	3,635,000	3,759,811
FS Investment Corp. 4.000% 7/15/19	2,720,000	2,747,459

		6,507,270

Iron & Steel — 1.0%
ArcelorMittal 5.125% 6/01/20	2,375,000	2,446,250
ArcelorMittal STEP 6.250% 8/05/20	1,700,000	1,785,000
Glencore Funding LLC (a) 2.875% 4/16/20	4,475,000	4,206,500
Glencore Funding LLC (a) 4.625% 4/29/24	435,000	406,725
Reliance Steel & Aluminum Co. 4.500% 4/15/23	1,125,000	1,150,127
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,600,625

	Principal Amount	Value
Reliance Steel & Aluminum Co. 6.850% 11/15/36	$1,536,000	$1,632,396

		14,227,623

Lodging — 0.2%
Marriott International, Inc. 2.300% 1/15/22	1,285,000	1,292,723
Marriott International, Inc. 3.375% 10/15/20	1,440,000	1,516,112
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	305,000	332,714

		3,141,549

Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 3.250% 2/01/17	725,000	729,350
CNH Industrial Capital LLC 3.375% 7/15/19	1,595,000	1,559,113
CNH Industrial Capital LLC 3.625% 4/15/18	902,000	902,000
CNH Industrial Capital LLC 6.250% 11/01/16	1,705,000	1,726,312
Xylem, Inc. 4.875% 10/01/21	585,000	637,836

		5,554,611

Manufacturing — 0.1%
SPX FLOW, Inc. 6.875% 9/01/17	1,370,000	1,426,513

Media — 0.7%
21st Century Fox America, Co. 6.900% 8/15/39	525,000	702,296
CBS Corp. 7.875% 7/30/30	970,000	1,375,204
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 3.579% 7/23/20	2,005,000	2,096,115
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 6.484% 10/23/45	1,655,000	1,976,105
NBCUniversal Media LLC 6.400% 4/30/40	100,000	139,437
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	769,556
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	272,882
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	426,177
Time Warner, Inc. 4.700% 1/15/21	900,000	1,003,866

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner, Inc. 6.100% 7/15/40	$950,000	$1,161,070
Time Warner, Inc. 6.250% 3/29/41	15,000	18,877

		9,941,585

Mining — 0.2%
Glencore Canada Corp. 5.500% 6/15/17	1,230,000	1,257,909
Glencore Finance Canada (a) 5.800% 11/15/16	1,023,000	1,035,276

		2,293,185

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.625% 3/15/24	1,875,000	1,978,494
Pitney Bowes, Inc. 4.750% 5/15/18	275,000	289,998
Pitney Bowes, Inc. 5.750% 9/15/17	188,000	197,208

		2,465,700

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	114,058

Oil & Gas — 1.7%
Anadarko Petroleum Corp. 5.550% 3/15/26	1,180,000	1,303,050
ConocoPhillips Co. 2.400% 12/15/22	1,025,000	1,013,189
ConocoPhillips Co. 2.875% 11/15/21	3,437,000	3,497,302
ConocoPhillips Co. 4.200% 3/15/21	1,350,000	1,461,700
Exxon Mobil Corp. 2.222% 3/01/21	4,088,000	4,214,916
Exxon Mobil Corp. 2.397% 3/06/22	470,000	482,030
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	1,415,000	1,509,794
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	205,050
Petroleos Mexicanos 3.125% 1/23/19	395,000	394,013
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,789,541
Petroleos Mexicanos 6.375% 1/23/45	640,000	643,200
Phillips 66 5.875% 5/01/42	2,245,000	2,695,805
Pioneer Natural Resources Co. 4.450% 1/15/26	2,430,000	2,647,475

	Principal Amount	Value
Pioneer Natural Resources Co. 5.875% 7/15/16	$1,370,000	$1,371,862

		23,228,927

Oil & Gas Services — 0.1%
Weatherford International Ltd. 6.000% 3/15/18	725,000	761,250

Packaging & Containers — 0.4%
Amcor Finance USA, Inc. (a) 3.625% 4/28/26	3,485,000	3,581,618
Brambles USA, Inc. (a) 4.125% 10/23/25	926,000	993,246
Brambles USA, Inc., Series A (a) 5.350% 4/01/20	685,000	760,738

		5,335,602

Pharmaceuticals — 1.5%
AbbVie, Inc. 4.700% 5/14/45	2,465,000	2,606,863
Actavis Funding SCS 3.000% 3/12/20	2,210,000	2,279,237
Actavis Funding SCS 4.750% 3/15/45	1,395,000	1,464,852
Baxalta, Inc. 3.600% 6/23/22	805,000	830,816
Baxalta, Inc. 4.000% 6/23/25	2,145,000	2,238,295
Baxalta, Inc. 5.250% 6/23/45	1,070,000	1,160,550
McKesson Corp. 3.796% 3/15/24	550,000	595,482
McKesson Corp. 4.750% 3/01/21	850,000	937,865
Mylan NV (a) 3.150% 6/15/21	1,935,000	1,962,763
Mylan NV (a) 3.950% 6/15/26	4,905,000	4,963,801
Pfizer, Inc. 7.200% 3/15/39	970,000	1,475,876

		20,516,400

Pipelines — 1.4%
Alliance Pipeline LP (a) 6.996% 12/31/19	450,645	488,907
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	927,854
Boardwalk Pipelines LP 5.875% 11/15/16	2,670,000	2,706,964
CenterPoint Energy Resources Corp. 4.500% 1/15/21	650,000	705,315
CenterPoint Energy Resources Corp. 5.850% 1/15/41	645,000	748,577
Enterprise Products Operating Co. 3.700% 2/15/26	2,530,000	2,632,865

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Products Operating Co. 5.950% 2/01/41	$630,000	$739,297
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	599,098
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	71,732
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	4,103,576
Kinder Morgan, Inc. 4.300% 6/01/25	1,370,000	1,402,770
Magellan Midstream Partners LP 5.000% 3/01/26	1,660,000	1,877,850
Magellan Midstream Partners LP 5.150% 10/15/43	2,305,000	2,459,424

		19,464,229

Real Estate Investment Trusts (REITS) — 1.2%
American Tower Corp. 3.400% 2/15/19	1,245,000	1,296,456
American Tower Corp. 3.450% 9/15/21	3,025,000	3,148,607
American Tower Corp. 4.400% 2/15/26	1,000,000	1,085,698
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,154,281
DDR Corp. 4.750% 4/15/18	1,400,000	1,460,665
Duke Realty LP 3.250% 6/30/26	845,000	856,730
Duke Realty LP 8.250% 8/15/19	1,975,000	2,344,805
Federal Realty Investment Trust 5.900% 4/01/20	455,000	519,134
Highwoods Realty LP 5.850% 3/15/17	2,600,000	2,673,595
Host Hotels & Resorts LP 4.000% 6/15/25	752,000	764,656
ProLogis LP 2.750% 2/15/19	610,000	626,907

		15,931,534

Retail — 1.8%
AutoNation, Inc. 4.500% 10/01/25	895,000	945,085
Bed Bath & Beyond, Inc. 5.165% 8/01/44	639,000	563,015
CVS Health Corp. 6.125% 9/15/39	895,000	1,229,315
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,131,701	2,471,386
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,975,000	3,045,656
Family Tree Escrow LLC (a) 5.750% 3/01/23	3,240,000	3,442,500

	Principal Amount	Value
The Home Depot, Inc. 4.250% 4/01/46	$2,984,000	$3,420,980
O’Reilly Automotive, Inc. 3.850% 6/15/23	759,000	818,327
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	975,910
QVC, Inc. 3.125% 4/01/19	1,075,000	1,103,582
QVC, Inc. 4.375% 3/15/23	1,140,000	1,147,061
QVC, Inc. 4.450% 2/15/25	1,225,000	1,229,128
QVC, Inc. 5.125% 7/02/22	750,000	808,550
Tiffany & Co. 4.900% 10/01/44	1,140,000	1,139,856
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	750,000	774,902
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	1,505,000	1,594,520

		24,709,773

Savings & Loans — 0.1%
Glencore Funding LLC (a) 2.500% 1/15/19	1,841,000	1,769,661

Semiconductors — 0.6%
Applied Materials, Inc. 5.850% 6/15/41	1,500,000	1,833,366
Lam Research Corp. 2.750% 3/15/20	2,460,000	2,513,933
Lam Research Corp. 3.800% 3/15/25	2,210,000	2,284,654
QUALCOMM, Inc. 3.450% 5/20/25	1,248,000	1,326,273

		7,958,226

Software — 0.3%
Broadridge Financial Solutions, Inc. 3.400% 6/27/26	1,160,000	1,172,527
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	745,000	795,022
CA, Inc. 2.875% 8/15/18	835,000	851,668
CA, Inc. 5.375% 12/01/19	1,476,000	1,622,038

		4,441,255

Telecommunications — 1.2%
America Movil SAB de CV 5.000% 3/30/20	730,000	808,857
America Movil SAB de CV 6.125% 3/30/40	760,000	931,839
AT&T, Inc. 4.750% 5/15/46	1,970,000	2,019,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AT&T, Inc. 6.550% 2/15/39	$1,005,000	$1,238,492
British Telecom PLC STEP 9.375% 12/15/30	1,050,000	1,617,715
CenturyLink, Inc. 6.150% 9/15/19	760,000	808,450
Crown Castle Towers LLC (a) 6.113% 1/15/40	940,000	1,045,618
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	290,000	436,708
Embarq Corp. 7.995% 6/01/36	200,000	200,250
Rogers Communications, Inc. 7.500% 8/15/38	160,000	218,809
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	741,582
Turk Telekomunikasyon AS (a) 3.750% 6/19/19	260,000	263,848
Verizon Communications, Inc. 2.625% 2/21/20	1,866,000	1,931,058
Verizon Communications, Inc. 4.862% 8/21/46	1,366,000	1,493,157
Verizon Communications, Inc. 5.012% 8/21/54	1,222,000	1,292,328
Verizon Communications, Inc. 6.550% 9/15/43	1,218,000	1,641,116

		16,688,827

Transportation — 0.5%
Asciano Finance (a) 4.625% 9/23/20	845,000	869,371
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,650,000	1,704,796
Autoridad del Canal de Panama (a) 4.950% 7/29/35	1,340,000	1,447,200
Burlington Northern Santa Fe LLC 6.750% 3/15/29	1,053,000	1,442,667
Union Pacific Corp. 4.000% 2/01/21	700,000	771,031

		6,235,065

Trucking & Leasing — 0.7%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	6,665,000	6,598,350
GATX Corp. 2.375% 7/30/18	1,175,000	1,187,808
GATX Corp. 4.750% 6/15/22	1,200,000	1,290,330

		9,076,488

TOTAL CORPORATE DEBT (Cost $482,055,738)		503,939,779

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 1.2%
JobsOhio Beverage System Series B 4.532% 1/01/35	$5,550,000	$6,615,045
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	390,000	565,110
State of California BAB 7.550% 4/01/39	505,000	798,289
State of California BAB 7.600% 11/01/40	3,925,000	6,319,603
State of Illinois 5.365% 3/01/17	2,910,000	2,981,353

		17,279,400

TOTAL MUNICIPAL OBLIGATIONS (Cost $15,404,308)		17,279,400

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.3%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 1.942% 10/20/20	1,630,000	1,629,999

Automobile ABS — 0.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (a) 2.500% 2/20/21	1,600,000	1,617,203
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	1,100,000	1,071,332
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	789,776	779,909
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	299,044	298,260
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A (a) 2.420% 11/15/23	1,300,000	1,311,985
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	1,170,000	1,173,661
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	905,253	904,965
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	248,352	248,183
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	2,500,000	2,479,323

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, FRN (a) 2.142% 7/15/20	$1,980,000	$1,978,240
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	249,853	247,979

		12,111,040

Commercial MBS — 4.1%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.933% 2/10/51	1,874,780	1,936,629
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.478% 2/10/51	1,445,000	1,521,963
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	2,345,384	2,358,103
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	1,295,000	1,310,091
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	697,908	709,882
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	2,765,000	2,805,788
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	940,957	977,682
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,090,853	2,186,052
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, VRN 5.835% 9/11/42	1,170,000	1,215,191
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM, VRN 6.084% 6/11/50	1,660,000	1,726,583
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	2,176,000	2,398,298

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C, VRN 4.398% 5/10/48	$1,050,000	$953,269
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class B, VRN 4.183% 5/10/48	1,200,000	1,237,081
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AM, VRN 5.650% 12/10/49	1,320,000	1,364,965
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, VRN 6.007% 12/10/49	3,358,026	3,459,809
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	1,100,000	1,184,847
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.635% 12/18/49	411,954	409,581
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.642% 8/10/44	508,688	509,029
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	12,327	12,467
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, VRN (a) 5.471% 11/10/46	860,000	978,256
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 6.060% 7/10/38	1,943,501	1,943,113
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	899,712
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,878,617	1,889,211
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	1,675,000	1,689,736
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM, VRN 5.456% 7/12/46	1,315,000	1,318,872
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	1,800,000	1,870,290

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2011-C2, Class B, VRN (a) 5.200% 6/15/44	$825,000	$911,123
Morgan Stanley Capital I, Series 2006-IQ12, Class A4 5.332% 12/15/43	540,890	543,712
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	1,525,000	1,538,736
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	442,840	442,243
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.477% 1/11/43	1,123,486	1,180,561
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	221,425	221,149
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.538% 8/15/39	334,975	337,544
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $1,716,775) (a) (c) 2.750% 12/20/31	25,779	25,774
VNO Mortgage Trust, Series 2013-PENN, Class A (a) 3.808% 12/13/29	1,610,000	1,698,369
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	3,723,971	3,807,341
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	1,530,000	1,564,044
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.147% 2/15/51	1,775,000	1,831,327
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 6.147% 2/15/51	2,026,186	2,058,357
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 6.224% 6/15/45	1,345,000	1,344,731
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	222,732	231,443

	Principal Amount	Value
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	$56,839	$56,831

		56,659,785

Home Equity ABS — 0.5%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.723% 8/25/35	314,450	313,845
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1, 1 mo. LIBOR + .450%, FRN 0.888% 4/28/39	176,539	176,413
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.883% 7/25/35	218,708	217,177
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.353% 2/25/35	773,329	624,392
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.623% 8/25/36	192,516	192,350
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.248% 2/25/35	859,982	849,946
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.278% 6/25/35	1,446,575	1,429,509
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.173% 3/25/35	1,823,920	1,810,969
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.325% 10/25/28	121	124
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.823% 1/25/36	1,348,889	1,336,040

		6,950,765

Other ABS — 12.6%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.642% 3/15/42	784,176	747,749

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	$617,017	$613,619
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.178% 1/25/35	1,626,307	1,620,784
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 2.174% 7/20/26	2,500,000	2,489,680
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.084% 1/20/26	1,590,000	1,580,522
ALM XIV Ltd., Series 2014-14A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.064% 7/28/26	2,400,000	2,390,215
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	972,792	946,040
Apidos CLO XV, Series 2013-15A, Class A1, 3 mo. USD LIBOR + 1.350%, FRN (a) 1.984% 10/20/25	1,000,000	995,194
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (a) 4.277% 9/05/44	1,580,000	1,608,084
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	2,189,000	2,284,769
ARL Second LLC, Series 2014-1A, Class A1 (a) 2.920% 6/15/44	1,028,906	1,000,839
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.550%, FRN (a) 2.183% 7/16/26	1,000,000	995,538
Avery Point CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (a) 2.093% 7/17/26	2,500,000	2,488,023
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.033% 1/18/25	1,400,000	1,389,158
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.083% 8/05/27	4,225,000	4,201,340

	Principal Amount	Value
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	$282,975	$281,206
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (a) 2.068% 7/15/26	2,415,000	2,404,248
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.108% 1/15/26	1,400,000	1,391,744
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (a) 1.835% 1/22/25	1,100,000	1,091,075
BlueMountain CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.038% 10/29/25	725,000	721,243
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.063% 7/18/27	2,855,000	2,833,208
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	3,319,801	3,308,614
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	1,700,000	1,689,061
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,748,938	1,796,712
Carlyle Global Market Strategies, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.520%, FRN (a) 2.153% 4/17/25	3,765,000	3,760,042
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	1,349,030	1,342,285
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	378,636	377,656
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,269,919	1,265,830
CLI Funding V LLC, Series 2014-1A, Class A (a) 3.290% 6/18/29	1,521,373	1,465,309
Consumers Securitization Funding LLC, Series 2014-A, Class A2 2.962% 11/01/25	1,300,000	1,387,107

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.913% 9/25/34	$254,614	$250,031
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	906,481	866,362
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	2,567,500	2,612,809
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	559,983	561,181
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	626,796	633,016
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	1,805,354	1,844,052
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	3,542,200	3,640,668
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (a) 4.474% 10/25/45	3,731,250	3,844,558
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,935,610	2,043,267
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (a) 3.484% 7/15/23	544,437	549,828
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	288,974	293,965
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (a) 1.983% 4/18/26	3,530,000	3,511,715
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.078% 7/15/26	3,300,000	3,283,583
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.730% 4/25/28	3,070,000	3,069,642
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	682,943	670,518
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	1,685,832	1,698,636

	Principal Amount	Value
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	$812,515	$850,424
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	3,025,301	3,132,207
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.903% 7/25/35	391,631	391,357
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.083% 5/25/36	704,325	700,325
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.173% 3/25/35	755,688	750,464
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.693% 1/25/36	278,890	271,136
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.084% 7/20/27	3,170,000	3,145,635
Global Container Assets Ltd., Series 2015-1A, Class A2 (a) 3.450% 2/05/30	1,418,715	1,363,632
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	404,167	383,476
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	436,814	431,498
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 1.788% 4/25/25	4,060,000	4,006,664
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.083% 4/19/26	2,670,000	2,659,528
GSAMP Trust, Series 2005-HE5, Class M1, 1 mo. USD LIBOR + .420%, FRN 0.873% 11/25/35	610,384	604,796
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.098% 4/25/35	316,687	316,140
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	1,000,000	992,500

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	$556,925	$561,267
Icon Brand Holdings LLC, Series 2012-1A, Class A (Acquired 11/16/12-7/29/14, Cost $2,894,295) (a) (c) 4.229% 1/25/43	1,794,267	1,669,778
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.083% 1/18/26	2,025,000	2,010,906
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (a) 3.870% 3/15/58	794,758	825,884
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.128% 7/15/26	3,200,000	3,190,451
Leaf Receivables Funding LLC, Series 2016-1, Class A1 (a) 1.000% 6/15/17	4,245,493	4,245,524
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.134% 7/20/26	3,200,000	3,194,534
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.084% 7/20/26	2,585,000	2,576,128
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	747,942	749,791
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	1,427,736	1,432,814
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.203% 7/25/35	697,572	701,385
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	1,783,738	1,796,033
MVW Owner Trust, Series 2015-1A, Class A (a) 2.520% 12/20/32	1,566,719	1,577,854
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	485,126	484,762
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.540% 11/15/46	2,000,000	2,000,588

	Principal Amount	Value
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (a) 1.828% 1/15/25	$2,575,000	$2,552,476
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (a) 1.754% 4/20/25	2,410,000	2,385,408
OHA Loan Funding Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (a) 1.888% 7/23/25	1,930,000	1,916,783
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	970,000	973,941
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	463,860	469,190
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	800,000	801,624
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	1,500,000	1,499,081
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.713% 9/25/35	424,038	423,598
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.833% 8/25/35	144,767	144,542
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.203% 3/25/35	139,330	138,644
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (a) 1.886% 2/20/25	700,000	694,840
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (a) 2.052% 11/08/24	1,300,000	1,294,760
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + ..400%, FRN 0.853% 10/25/35	831,486	829,343
Sierra Receivables Funding Co. LLC, Series 2014-1A, Class A (a) 2.070% 3/20/30	593,795	592,255

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	$1,578,330	$1,582,769
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	180,928	181,869
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	579,265	580,748
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	4,850,000	4,875,766
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	1,100,000	1,073,601
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	4,001,375	3,996,373
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	1,450,000	1,456,347
Store Master Funding I LLC, Series 2015-1A, Class A1 (a) 3.750% 4/20/45	556,733	541,150
Store Master Funding I LLC, Series 2015-1A, Class A2 (a) 4.170% 4/20/45	328,075	320,578
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.173% 8/25/35	127,362	127,583
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	457,612	470,591
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.083% 10/17/26	3,100,000	3,092,138
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	2,650,000	2,701,618
Textainer Marine Containers III Ltd., Series 2014-1A, Class A (a) 3.270% 10/20/39	475,000	456,155
Trinity Rail Leasing 2012 LLC, Series 2013-1A, Class A (a) 3.898% 7/15/43	826,953	881,808
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	756,497	778,005

	Principal Amount	Value
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	$3,573,000	$3,582,493
Wendys Funding LLC, Series 2015-1A, Class A2II (a) 4.080% 6/15/45	2,317,488	2,388,236
Wendys Funding LLC, Series 2015-1A, Class A23 (a) 4.497% 6/15/45	3,176,000	3,197,645

		173,860,164

Student Loans ABS — 5.4%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (a) 1.553% 12/27/44	1,350,000	1,294,761
Access Group, Inc., Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 0.834% 11/22/24	674,200	668,029
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.510% 7/01/38	705,906	635,377
College Loan Corp. Trust, Series 2007-1, Class B2, 28 day ARS, FRN 1.504% 1/25/47	875,000	651,320
College Loan Corp. Trust I, Series 2002-2, Class A29, 28 day ARS, FRN (a) 1.566% 3/01/42	950,000	910,024
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 2.353% 10/27/31	486,637	485,743
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.453% 4/25/40	1,361,242	1,357,345
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	2,500,000	2,517,016
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	2,864,765	2,925,128
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (a) 3.020% 5/25/34	2,400,000	2,414,137
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.934% 6/15/43	2,600,000	2,585,754

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.934% 6/15/43	$2,475,000	$2,418,662
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.934% 6/15/43	1,700,000	1,651,882
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.934% 6/15/43	700,000	592,043
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS, FRN (a) 0.252% 8/01/43	1,950,000	1,807,022
Education Loan Asset-Backed Trust I, Series 2003-1, Class A2, 28 day ARS, FRN (a) 1.967% 2/01/43	1,300,000	1,219,210
Higher Education Funding I, Series 2004-1, Class B2, 28 day ARS, FRN (a) 1.817% 1/01/44	600,000	483,455
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 1.876% 1/01/44	600,000	520,184
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. USD LIBOR + .150%, FRN 0.603% 10/25/27	840,104	836,493
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 0.686% 11/27/28	748,663	739,837
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 10/25/58	1,200,000	974,030
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 0.747% 3/23/37	1,500,000	1,413,229
Nelnet Student Loan Trust, Series 2005-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 0.748% 10/25/33	1,440,000	1,345,976
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 1.076% 1/25/37	1,605,534	1,567,617

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.946% 5/25/49	$1,130,000	$966,626
Nelnet Student Loan Trust, Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.946% 5/25/49	1,200,000	1,048,521
Nelnet Student Loan Trust, Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.946% 10/25/50	850,000	743,466
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.953% 7/27/50	1,100,000	947,532
Nelnet Student Loan Trust, Series 2008-3, Class A4, 3 mo. USD LIBOR + 1.650%, FRN 2.312% 11/25/24	2,220,000	2,226,726
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 0.798% 7/15/36	612,056	607,952
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.078% 7/15/36	1,700,000	1,518,654
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 0.928% 7/15/36	697,000	675,909
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 0.748% 7/26/21	1,800,000	1,760,632
SLM Student Loan Trust, Series 2005-5, Class A4, FRN 0.778% 10/25/28	2,300,000	2,166,486
SLM Student Loan Trust, Series 2007-3, Class B, 3 mo. USD LIBOR + .150%, FRN 0.788% 1/25/28	2,600,000	1,869,547
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 0.948% 1/25/40	2,145,685	1,827,779
SLM Student Loan Trust, Series 2014-1, Class A3, 1 mo. USD LIBOR + .600%, FRN 1.053% 2/26/29	1,200,000	1,142,920

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2008-2, Class A3, 3 mo. USD LIBOR + .750%, FRN 1.388% 4/25/23	$972,932	$932,914
SLM Student Loan Trust, Series 2008-7, Class A4, 3 mo. USD LIBOR + .900%, FRN 1.538% 7/25/23	1,700,000	1,586,964
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 6/25/43	1,970,000	1,706,685
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. USD LIBOR + 1.700%, FRN 2.338% 7/25/23	1,246,754	1,247,133
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.948% 6/17/30	450,000	450,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 2.952% 3/15/28	1,750,000	1,750,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 2.968% 9/15/28	600,000	600,000
SMB Private Education Loan Trust, Series 2016-A, Class A2A (a) 2.700% 5/15/31	3,250,000	3,292,238
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.643% 6/25/33	3,170,000	3,169,978
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (a) 2.740% 10/25/32	2,200,000	2,236,038
SoFi Professional Loan Program LLC, Series 2016-A, Class A2 (a) 2.760% 12/26/36	3,443,505	3,427,549
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 1.457% 1/03/33	2,030,000	1,959,894
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 1.957% 8/01/35	1,300,000	1,113,560
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + ..850%, FRN 1.475% 10/01/46	2,000,000	1,924,644

		74,914,621

	Principal Amount	Value
WL Collateral CMO — 0.7%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, FRN 2.858% 8/25/34	$321,242	$309,797
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 7/25/25	3,242,466	3,247,995
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.954% 2/25/34	84,819	80,334
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.030% 9/25/33	34,172	31,846
GS Mortgage Securities Corp., Series 2014-4R, Class AS, 1 mo. USD LIBOR + .180%, FRN (a) 0.626% 1/26/34	481,349	475,383
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.093% 8/25/34	51,698	48,874
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 2.659% 8/25/34	251,033	209,940
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.703% 8/25/36	90,683	90,018
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 2.795% 7/25/33	12,741	12,293
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.011% 2/25/34	36,599	35,413
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.875% 2/25/34	1,023	1,031
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 2.978% 3/25/34	182,783	179,812
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.353% 10/25/27	1,518,701	1,518,161
Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1, 1 mo. USD LIBOR + 1.350%, FRN 1.803% 4/25/28	1,398,719	1,401,028
Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 1.903% 7/25/28	1,447,665	1,452,662

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.837% 4/25/44	$392,625	$381,186

		9,475,773

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.703% 11/25/37	174,908	174,747
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 3.134% 6/25/32	115,978	111,225

		285,972

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $337,236,081)		335,888,119

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Regional (State & Province) — 1.0%
Colombia Government International Bond 6.125% 1/18/41	2,980,000	3,441,900
Mexico Government International Bond 4.750% 3/08/44	3,050,000	3,286,375
Peruvian Government International Bond 6.550% 3/14/37	560,000	754,600
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,427,580
Province of Quebec Canada 7.500% 9/15/29	540,000	818,942
Republic of Turkey International Bond 4.875% 4/16/43	534,000	521,318
Republic of Turkey International Bond 6.750% 4/03/18	935,000	1,005,592
United Mexican States 5.125% 1/15/20	1,110,000	1,232,100
United Mexican States 6.750% 9/27/34	950,000	1,284,875

		13,773,282

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,547,388)		13,773,282

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 25.5%
Collateralized Mortgage Obligations — 1.9%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	$4,868,511	$5,046,075
Series 4290, Class CA 3.500% 12/15/38	2,816,722	2,971,913
Series 2617, Class Z 5.500% 5/15/33	2,300,560	2,613,787
Series 2693, Class Z 5.500% 10/15/33	4,014,323	4,514,640
Series 3423, Class PB 5.500% 3/15/38	818,416	930,072
Series 2178, Class PB 7.000% 8/15/29	317,634	366,196
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	1,760,189	1,898,032
Series 2014-48, Class AB 4.000% 10/25/40	3,960,734	4,214,486
Series 2007-32, Class Z 5.500% 4/25/37	1,235,926	1,390,919
Series 2010-60, Class HJ 5.500% 5/25/40	903,824	1,004,691
Series 1989-20, Class A 6.750% 4/25/18	2,398	2,393
Federal National Mortgage Association REMIC, Series 2007-B2, Class ZA 5.500% 6/25/37	1,157,568	1,291,872
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	280,376	314,264

		26,559,340

Pass-Through Securities — 23.6%
Federal Home Loan Mortgage Corp.
Pool #Q37467 3.500% 11/01/45	8,138,624	8,668,906
Pool #Q37468 3.500% 11/01/45	6,058,131	6,477,467
Pool #G08711 3.500% 6/01/46	4,363,763	4,604,452
Pool #Z40047 4.000% 10/01/41	440,855	475,400
Pool #C03537 4.500% 8/01/40	1,537,483	1,702,222
Pool #G06057 4.500% 10/01/40	1,701,242	1,871,831
Pool #G60485 4.500% 10/01/41	2,189,112	2,409,305
Pool #G60469 4.500% 1/01/42	1,419,889	1,561,379

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G60342 4.500% 5/01/42	$7,174,138	$7,874,457
Pool #G60172 4.500% 9/01/43	2,310,163	2,559,137
Pool #G11431 6.000% 2/01/18	1,145	1,166
Pool #E84660 6.500% 7/01/16	58	58
Pool #C00836 7.000% 7/01/29	13,331	15,845
Pool #C49314 7.000% 4/01/31	7,250	8,701
Pool #C51422 7.000% 5/01/31	1,937	2,331
Pool #C53034 7.000% 6/01/31	13,671	16,359
Pool #G01311 7.000% 9/01/31	72,214	86,296
Pool #G01317 7.000% 10/01/31	43,568	48,556
Pool #G00143 7.500% 6/01/23	682	773
Pool #C55867 7.500% 2/01/30	30,742	35,993
Pool #C41497 7.500% 9/01/30	125	151
Pool #C44509 7.500% 11/01/30	14,514	17,598
Pool #C44830 7.500% 11/01/30	26	31
Pool #C45235 7.500% 12/01/30	17,169	20,577
Pool #C46038 7.500% 12/01/30	1,045	1,255
Pool #C01116 7.500% 1/01/31	1,686	2,036
Pool #C46309 7.500% 1/01/31	552	669
Pool #C46560 7.500% 1/01/31	594	699
Pool #C46810 7.500% 1/01/31	568	689
Pool #C47060 7.500% 1/01/31	1,605	1,938
Pool #C47063 7.500% 1/01/31	3,075	3,694
Pool #555481 8.250% 5/01/17	2,414	2,472
Pool #G00653 8.500% 11/01/25	22,409	26,463
Pool #554904 9.000% 3/01/17	27	27

	Principal Amount	Value
Federal National Mortgage Association
Pool #725692 2.480% 10/01/33 1 year CMT + 2.144%, FRN	$438,158	$461,353
Pool #888586 2.565% 10/01/34 1 year CMT + 2.213%, FRN	735,210	775,840
Pool #775539 2.841% 5/01/34 12 mo. USD LIBOR + 1.641%, FRN	300,875	315,485
Pool #AS1304 3.500% 12/01/28	2,872,560	3,059,276
Pool #AV1897 3.500% 12/01/28	451,798	481,164
Pool #AV2325 3.500% 12/01/28	1,501,378	1,598,967
Pool #AS6187 3.500% 11/01/45	18,727,333	19,949,729
Pool #AS6293 3.500% 12/01/45	10,126,941	10,787,961
Pool #AS6306 3.500% 12/01/45	6,229,736	6,657,786
Pool #AS6475 3.500% 1/01/46	5,164,972	5,527,932
Pool #AS6476 3.500% 1/01/46	5,776,565	6,178,893
Pool #AS6477 3.500% 1/01/46	6,647,669	7,087,817
Pool #AZ7917 4.000% 3/01/41	761,643	824,091
Pool #AL2441 4.000% 9/01/42	4,682,770	5,093,061
Pool #AL8422 4.000% 1/01/43	660,667	715,456
Pool #AB1466 4.500% 9/01/40	882,284	971,305
Pool #AH6787 4.500% 3/01/41	1,597,690	1,770,627
Pool #AL7566 4.500% 10/01/42	1,720,677	1,894,559
Pool #AL6997 4.500% 11/01/42	3,482,243	3,859,169
Pool #675713 5.000% 3/01/18	3,208	3,303
Pool #AD6437 5.000% 6/01/40	970,133	1,094,924
Pool #AD6996 5.000% 7/01/40	6,905,439	7,685,808
Pool #AL8173 5.000% 2/01/44	2,591,008	2,883,812

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #545636 6.500% 5/01/17	$5,633	$5,719
Pool #254379 7.000% 7/01/32	44,704	53,167
Pool #252717 7.500% 9/01/29	2,775	3,336
Pool #535996 7.500% 6/01/31	11,135	13,408
Pool #254009 7.500% 10/01/31	25,080	30,195
Pool #253394 8.000% 7/01/20	12,623	13,776
Pool #323992 8.000% 11/01/29	2,239	2,711
Pool #525725 8.000% 2/01/30	3,522	4,334
Pool #253266 8.000% 5/01/30	4,928	6,031
Pool #537433 8.000% 5/01/30	2,552	3,149
Pool #253347 8.000% 6/01/30	7,332	8,999
Pool #544976 8.000% 7/01/30	457	558
Pool #535428 8.000% 8/01/30	6,915	8,470
Pool #543290 8.000% 9/01/30	59	73
Pool #547786 8.000% 9/01/30	2,288	2,737
Pool #550767 8.000% 9/01/30	4,012	4,906
Pool #553061 8.000% 9/01/30	12,689	15,388
Pool #253481 8.000% 10/01/30	6,612	8,069
Pool #535533 8.000% 10/01/30	6,212	7,617
Pool #560741 8.000% 11/01/30	2,854	3,500
Pool #253644 8.000% 2/01/31	3,209	3,918
Pool #581170 8.000% 5/01/31	1,500	1,810
Pool #583916 8.000% 5/01/31	2,012	2,481
Pool #593848 8.000% 7/01/31	971	1,194
Pool #190317 8.000% 8/01/31	37,013	45,307
Pool #545240 8.000% 9/01/31	3,845	4,690
Pool #541202 8.500% 8/01/26	9,800	11,241

	Principal Amount	Value
Federal National Mortgage Association TBA
Pool #1080 2.500% 7/01/28 (b)	$32,250,000	$33,318,281
Pool #983 2.500% 9/01/42 (b)	27,375,000	27,725,742
Pool #3772 3.000% 7/01/28 (b)	24,825,000	26,000,310
Pool #754 3.000% 6/01/43 (b)	26,206,000	27,142,660
Pool #15801 4.500% 6/01/40 (b)	7,575,000	8,269,770
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	6,307,157	6,753,092
Pool #784026 3.500% 12/20/44	3,613,853	3,865,552
Pool #404246 6.500% 8/15/28	232	274
Pool #781038 6.500% 5/15/29	79,204	93,138
Pool #781468 6.500% 7/15/32	4,988	5,916
Pool #781496 6.500% 9/15/32	25,872	30,530
Pool #363066 7.000% 8/15/23	6,185	7,066
Pool #352049 7.000% 10/15/23	2,797	3,196
Pool #354674 7.000% 10/15/23	4,075	4,585
Pool #358555 7.000% 10/15/23	1,255	1,426
Pool #345964 7.000% 11/15/23	1,517	1,707
Pool #380866 7.000% 3/15/24	1,030	1,170
Pool #781124 7.000% 12/15/29	9,251	11,092
Pool #781319 7.000% 7/15/31	179,125	215,169
Pool #565982 7.000% 7/15/32	15,221	18,273
Pool #581417 7.000% 7/15/32	65,921	78,723
Pool #588012 7.000% 7/15/32	19,459	23,324
Pool #591581 7.000% 8/15/32	7,542	9,055
Pool #190766 7.500% 1/15/17	1,885	1,904

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #187548 7.500% 4/15/17	$1,221	$1,248
Pool #203940 7.500% 4/15/17	3,260	3,317
Pool #201622 7.500% 5/15/17	4,047	4,138
Pool #192796 7.500% 6/15/17	970	994
Pool #357262 7.500% 9/15/23	2,451	2,810
Pool #441009 8.000% 11/15/26	1,028	1,240
Pool #522777 8.000% 12/15/29	5,909	7,255
Pool #434719 8.000% 2/15/30	97	120
Pool #523043 8.000% 3/15/30	312	384
Pool #529134 8.000% 3/15/30	1,800	2,243
Pool #477036 8.000% 4/15/30	723	901
Pool #503157 8.000% 4/15/30	15,517	19,345
Pool #528714 8.000% 4/15/30	1,899	2,368
Pool #544640 8.000% 11/15/30	22,718	28,252
Pool #531298 8.500% 8/15/30	1,901	2,364
Government National Mortgage Association II
Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	1,073,062	1,102,926
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	1,408,667	1,459,215
Government National Mortgage Association II TBA
Pool #1153 3.000% 2/01/44 (b)	31,700,000	33,068,302
Pool #24 3.000% 2/01/44 (b)	13,325,000	13,926,706
Pool #1767 4.000% 9/01/43 (b)	2,575,000	2,752,836
Pool #1207 4.500% 4/01/41 (b)	10,375,000	11,136,914

		325,549,868

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $348,643,783)		352,109,208

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bonds & Notes — 9.9%
U.S. Treasury Bond 2.500% 5/15/46	$2,100,000	$2,186,051
U.S. Treasury Bond 2.875% 8/15/45	23,100,000	25,895,913
U.S. Treasury Bond 3.500% 2/15/39	8,500,000	10,712,324
U.S. Treasury Note 0.750% 2/15/19	9,100,000	9,119,107
U.S. Treasury Note 1.250% 3/31/21	15,800,000	15,985,310
U.S. Treasury Note (d) (e) 1.625% 11/30/20	50,400,000	51,876,564
U.S. Treasury Note 1.625% 5/15/26	7,200,000	7,288,312
U.S. Treasury Note 2.125% 5/15/25	13,100,000	13,836,875

		136,900,456

TOTAL U.S. TREASURY OBLIGATIONS (Cost $133,686,090)		136,900,456

TOTAL BONDS & NOTES (Cost $1,329,573,388)		1,359,890,244

TOTAL LONG-TERM INVESTMENTS (Cost $1,332,823,388)		1,363,391,144

SHORT-TERM INVESTMENTS — 17.2%
Commercial Paper — 16.9%
Amphenol Corp. (a) 0.700% 7/05/16	5,650,000	5,649,438
BAT International Finance (a) 0.810% 7/19/16	11,750,000	11,745,368
BAT International Finance (a) 0.920% 7/14/16	10,000,000	9,997,130
Bell Canada (a) 0.920% 9/12/16	8,000,000	7,987,634
CenterPoint Energy, Inc. (a) 0.800% 7/25/16	10,000,000	9,994,764
Deutsche Telekom AG (a) 0.970% 8/15/16	15,000,000	14,985,012
Dominion Resources, Inc. (a) 0.780% 7/27/16	14,000,000	13,992,052
Equifax, Inc. (a) 0.820% 7/18/16	11,500,000	11,495,716
ERAC USA Finance LLC (a) 0.950% 8/18/16	10,000,000	9,989,274
ERAC USA Finance LLC (a) 0.966% 8/17/16	10,000,000	9,989,520

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ERAC USA Finance LLC (a) 1.060% 9/21/16	$3,000,000	$2,993,920
Holcim US Finance SARL & Cie (a) 0.800% 7/15/16	5,000,000	4,998,458
Hyundai Capital America (a) 1.250% 8/24/16	12,500,000	12,484,722
Monsanto Co. (a) 1.150% 8/08/16	14,000,000	13,988,291
National Grid USA (a) 0.900% 7/18/16	6,250,000	6,247,672
NBCUniversal Enterprise, Inc. (a) 1.100% 10/12/16	10,000,000	9,972,931
ONEOK Partners LP (a) 1.167% 7/15/16	8,000,000	7,997,533
Schlumberger Holdings Corp. (a) 1.016% 7/08/16	12,000,000	11,998,120
Spectra Energy Capital LLC (a) 0.780% 7/05/16	3,000,000	2,999,702
Suncor Energy, Inc. (a) 0.870% 7/12/16	7,500,000	7,498,170
TELUS Corp. (a) 0.950% 9/19/16	6,000,000	5,988,215
TELUS Corp. (a) 1.017% 9/26/16	6,000,000	5,986,888
Thomson Reuters Corp. (a) 1.010% 7/08/16	2,509,000	2,508,653
TransCanada American (a) 0.910% 7/11/16	7,500,000	7,498,327
WPP CP LLC (a) 1.050% 7/28/16	10,000,000	9,994,105
Xcel Energy, Inc. (a) 0.620% 7/01/16	14,300,000	14,299,720

		233,281,335

Time Deposit — 0.2%
Euro Time Deposit 0.010% 7/01/16	2,867,438	2,867,438

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill 0.000% 8/18/16	1,000,000	999,694

TOTAL SHORT-TERM INVESTMENTS (Cost $237,112,535)		237,148,467

TOTAL INVESTMENTS — 115.8% (Cost $1,569,935,923) (f)		1,600,539,611

Other Assets/(Liabilities) — (15.8)%		(218,549,367)

NET ASSETS — 100.0%		$1,381,990,244

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $553,327,420 or 40.04% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2016, these securities amounted to a value of $1,695,552 or 0.12% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	26,904	$24,752

TOTAL COMMON STOCK (Cost $22,684)		24,752

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	10,000	269,300

TOTAL PREFERRED STOCK (Cost $250,000)		269,300

TOTAL EQUITIES (Cost $272,684)		294,052

	Principal Amount
BONDS & NOTES — 95.8%

CORPORATE DEBT — 40.0%
Advertising — 0.2%
Omnicom Group, Inc. 3.625% 5/01/22	$150,000	159,375
WPP Finance 2010 5.625% 11/15/43	225,000	258,489

		417,864

Aerospace & Defense — 0.8%
Harris Corp. 2.700% 4/27/20	90,000	91,222
Harris Corp. 3.832% 4/27/25	50,000	53,014
Moog, Inc. (c) 5.250% 12/01/22	600,000	607,500
Orbital ATK, Inc. 5.250% 10/01/21	435,000	454,045
Spirit AeroSystems, Inc. 3.850% 6/15/26	65,000	67,171
United Technologies Corp. 6.125% 7/15/38	105,000	143,824

		1,416,776

Agriculture — 0.7%
Altria Group, Inc. 2.850% 8/09/22	110,000	115,217
Altria Group, Inc. 4.250% 8/09/42	50,000	54,591
Bunge Ltd. Finance Corp. 3.200% 6/15/17	65,000	66,010

	Principal Amount	Value
Bunge Ltd. Finance Corp. 3.500% 11/24/20	$50,000	$52,411
Imperial Brands Finance PLC (c) 3.750% 7/21/22	510,000	538,201
Reynolds American, Inc. 4.450% 6/12/25	200,000	223,988
Reynolds American, Inc. 5.850% 8/15/45	150,000	191,660

		1,242,078

Airlines — 0.4%
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	59,370	61,745
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	21,615	21,831
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	56,564	59,645
WestJet Airlines Ltd. (c) 3.500% 6/16/21	560,000	564,467

		707,688

Auto Manufacturers — 1.5%
Ford Motor Co. 6.500% 8/01/18	100,000	110,003
Ford Motor Co. 7.450% 7/16/31	200,000	268,173
Ford Motor Credit Co. LLC 2.551% 10/05/18	200,000	203,697
Ford Motor Credit Co. LLC 2.943% 1/08/19	265,000	272,724
General Motors Co. 5.200% 4/01/45	225,000	222,914
General Motors Financial Co., Inc. 3.200% 7/06/21	945,000	946,503
General Motors Financial Co., Inc. 3.700% 5/09/23	360,000	361,870
General Motors Financial Co., Inc. 4.300% 7/13/25	200,000	205,197
Hyundai Capital America (c) 1.450% 2/06/17	145,000	145,173
Hyundai Capital America (c) 2.550% 2/06/19	80,000	81,320

		2,817,574

Automotive & Parts — 0.3%
Cooper Tire & Rubber Co. 8.000% 12/15/19	255,000	290,062
International Automotive Components Group SA (c) 9.125% 6/01/18	9,000	9,000
Meritor, Inc. 6.750% 6/15/21	185,000	172,975

		472,037

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banks — 3.6%
Associated Banc-Corp. 2.750% 11/15/19	$310,000	$313,741
Associated Banc-Corp. 4.250% 1/15/25	495,000	511,005
Bank of America Corp. 3.950% 4/21/25	315,000	320,779
Bank of America Corp. 4.000% 4/01/24	165,000	176,103
Bank of America Corp. 4.450% 3/03/26	190,000	198,728
Bank of America Corp. 5.650% 5/01/18	30,000	32,149
Bank of America Corp. 5.875% 2/07/42	55,000	69,424
Bank of America Corp. 7.625% 6/01/19	850,000	983,815
The Bank of Nova Scotia 4.500% 12/16/25	155,000	161,040
Commonwealth Bank of Australia (c) 4.500% 12/09/25	200,000	209,198
Compass Bank 3.875% 4/10/25	186,000	178,490
FirstMerit Corp. 4.350% 2/04/23	35,000	36,675
The Goldman Sachs Group, Inc. 5.150% 5/22/45	290,000	302,546
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.922%, VRN 5.375% 12/29/49	240,000	237,341
HSBC Holdings PLC 2.950% 5/25/21	280,000	282,901
HSBC Holdings PLC 3.400% 3/08/21	200,000	206,085
HSBC Holdings PLC 6.500% 9/15/37	125,000	150,265
ICICI Bank Ltd. (c) 4.750% 11/25/16	275,000	278,162
JP Morgan Chase & Co. 3.875% 9/10/24	140,000	144,947
JP Morgan Chase & Co. 4.950% 6/01/45	270,000	296,454
KeyBank NA 3.400% 5/20/26	560,000	568,623
Morgan Stanley 3.950% 4/23/27	200,000	202,260
SVB Financial Group 3.500% 1/29/25	295,000	294,102
SVB Financial Group 5.375% 9/15/20	35,000	39,070
Valley National Bancorp 5.125% 9/27/23	110,000	117,842

	Principal Amount	Value
Wells Fargo & Co. 4.300% 7/22/27	$280,000	$302,325
Wells Fargo & Co. 4.600% 4/01/21	25,000	27,937

		6,642,007

Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	365,000	391,005
Anheuser-Busch InBev Worldwide, Inc. 8.200% 1/15/39	250,000	398,437
Constellation Brands, Inc. 4.250% 5/01/23	97,000	100,880
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	35,000	34,964
JB y Cia SA de CV (c) 3.750% 5/13/25	350,000	362,232
Molson Coors Brewing Co. (d) 3.000% 7/15/26	300,000	299,704
Molson Coors Brewing Co. (d) 4.200% 7/15/46	80,000	80,342

		1,667,564

Biotechnology — 0.4%
Amgen, Inc. 5.150% 11/15/41	175,000	199,159
Celgene Corp. 3.550% 8/15/22	420,000	440,023
Gilead Sciences, Inc. 4.750% 3/01/46	95,000	108,025

		747,207

Building Materials — 0.2%
CRH America, Inc. (c) 3.875% 5/18/25	200,000	211,034
CRH America, Inc. 8.125% 7/15/18	95,000	106,662
Owens Corning, Inc. 4.200% 12/01/24	140,000	146,493

		464,189

Chemicals — 0.9%
Cytec Industries, Inc. 3.500% 4/01/23	30,000	29,857
Cytec Industries, Inc. 8.950% 7/01/17	88,000	93,492
The Dow Chemical Co. 8.550% 5/15/19	100,000	118,704
Hercules, Inc., Convertible 6.500% 6/30/29	150,000	124,500
Incitec Pivot Finance LLC (c) 6.000% 12/10/19	50,000	54,561
LYB International Finance BV 5.250% 7/15/43	250,000	273,370

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Methanex Corp. 5.250% 3/01/22	$40,000	$40,933
RPM International, Inc. 6.125% 10/15/19	650,000	723,285
RPM International, Inc. 6.500% 2/15/18	75,000	80,237
Valspar Corp. 7.250% 6/15/19	150,000	171,031

		1,709,970

Commercial Services — 1.1%
The ADT Corp. 6.250% 10/15/21	750,000	796,875
ERAC USA Finance LLC (c) 2.800% 11/01/18	25,000	25,622
ERAC USA Finance LLC (c) 3.300% 10/15/22	75,000	77,830
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	68,119
Leidos Holdings, Inc. 4.450% 12/01/20	350,000	350,000
S&P Global, Inc. 3.300% 8/14/20	240,000	251,098
S&P Global, Inc. 4.000% 6/15/25	160,000	174,652
Total System Services, Inc. 4.800% 4/01/26	140,000	151,814
The Western Union Co. 5.930% 10/01/16	80,000	80,782

		1,976,792

Computers — 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (c) 4.420% 6/15/21	320,000	329,367

Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 3.000% 3/01/18	45,000	45,461
Arrow Electronics, Inc. 4.500% 3/01/23	45,000	47,643
Ingram Micro, Inc. 4.950% 12/15/24	335,000	333,667

		426,771

Diversified Financial — 4.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.750% 5/15/19	343,000	345,573
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 7/01/22	400,000	409,632
Affiliated Managers Group, Inc. 4.250% 2/15/24	245,000	259,334
Air Lease Corp. 2.625% 9/04/18	450,000	449,905

	Principal Amount	Value
Air Lease Corp. 3.375% 1/15/19	$175,000	$178,500
Air Lease Corp. 3.375% 6/01/21	225,000	230,618
Air Lease Corp. 3.875% 4/01/21	125,000	128,750
Air Lease Corp. STEP 5.625% 4/01/17	40,000	40,850
Ally Financial, Inc. 5.125% 9/30/24	495,000	504,281
American Express Co. 3 mo. USD LIBOR + 2.228%, VRN 6.800% 9/01/66	5,000	4,994
Ares Finance Co. LLC (c) 4.000% 10/08/24	225,000	219,708
Brookfield Finance, Inc. 4.250% 6/02/26	430,000	439,527
Citigroup, Inc. 3.875% 3/26/25	440,000	444,448
Citigroup, Inc. 4.600% 3/09/26	345,000	365,762
Citigroup, Inc. 5.875% 1/30/42	75,000	94,935
Eaton Vance Corp. 3.625% 6/15/23	43,000	46,168
Eaton Vance Corp. 6.500% 10/02/17	25,000	26,393
Ford Motor Credit Co. LLC 3.000% 6/12/17	200,000	203,047
GE Capital International Funding Co. (c) 4.418% 11/15/35	254,000	284,883
General Electric Capital Corp. 6.875% 1/10/39	72,000	108,680
The Goldman Sachs Group, Inc. 5.950% 1/15/27	375,000	432,191
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	45,294
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	49,341
Guanay Finance Ltd. (c) 6.000% 12/15/20	228,437	226,724
Hyundai Capital America (c) 2.875% 8/09/18	60,000	61,483
IntercontinentalExchange Group, Inc. 4.000% 10/15/23	125,000	135,600
International Lease Finance Corp. 5.875% 4/01/19	341,000	363,591
JP Morgan Chase & Co. 4.500% 1/24/22	175,000	194,748
Lazard Group LLC 4.250% 11/14/20	915,000	973,934
Lazard Group LLC 6.850% 6/15/17	24,000	25,098

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Legg Mason, Inc. 4.750% 3/15/26	$95,000	$100,178
Legg Mason, Inc. 5.625% 1/15/44	125,000	128,426
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	176,012
Morgan Stanley 4.350% 9/08/26	80,000	83,689
Morgan Stanley 5.750% 1/25/21	60,000	68,409
Morgan Stanley 6.625% 4/01/18	600,000	650,264

		8,500,970

Electric — 1.5%
Appalachian Power Co. 3.400% 6/01/25	120,000	127,347
Berkshire Hathaway Energy 5.950% 5/15/37	120,000	156,115
Elwood Energy LLC 8.159% 7/05/26	256,496	282,146
Entergy Louisiana LLC 4.950% 1/15/45	110,000	115,393
Indianapolis Power & Light Co. (c) 4.050% 5/01/46	110,000	113,270
IPALCO Enterprises, Inc. 3.450% 7/15/20	290,000	294,350
LG&E and KU Energy LLC 4.375% 10/01/21	250,000	275,886
Metropolitan Edison Co. (c) 4.000% 4/15/25	105,000	109,812
National Fuel Gas Co. 3.750% 3/01/23	55,000	53,417
NiSource Finance Corp. 4.800% 2/15/44	90,000	103,220
Pennsylvania Electric Co. (c) 4.150% 4/15/25	150,000	153,362
PPL Capital Funding, Inc. 3.100% 5/15/26	265,000	267,880
PPL Capital Funding, Inc. 5.000% 3/15/44	90,000	100,703
Puget Energy, Inc. 3.650% 5/15/25	100,000	102,678
Puget Sound Energy, Inc. 4.300% 5/20/45	210,000	240,302
Southern California Edison Co. 5.950% 2/01/38	60,000	80,839
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	22,392	23,746
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	216,502

		2,816,968

	Principal Amount	Value
Electrical Components & Equipment — 0.2%
Legrand France SA 8.500% 2/15/25	$250,000	$339,278

Electronics — 0.3%
Agilent Technologies, Inc. 3.875% 7/15/23	73,000	77,275
Amphenol Corp. 2.550% 1/30/19	100,000	101,729
Avnet, Inc. 4.875% 12/01/22	67,000	72,778
FLIR Systems, Inc. 3.125% 6/15/21	180,000	184,818
Jabil Circuit, Inc. 8.250% 3/15/18	45,000	49,163
PerkinElmer, Inc. 5.000% 11/15/21	125,000	138,586

		624,349

Engineering & Construction — 0.2%
SBA Tower Trust (c) (d) 2.877% 7/15/46	180,000	179,946
SBA Tower Trust (c) 3.156% 10/15/45	180,000	182,475
Zachry Holdings, Inc. (c) 7.500% 2/01/20	56,000	55,440

		417,861

Foods — 0.6%
Kraft Heinz Foods Co. (c) 2.800% 7/02/20	280,000	290,764
Kraft Heinz Foods Co. (c) 3.000% 6/01/26	170,000	171,390
Tyson Foods, Inc. 2.650% 8/15/19	45,000	46,230
Tyson Foods, Inc. 3.950% 8/15/24	90,000	97,150
Tyson Foods, Inc. 4.500% 6/15/22	150,000	167,113
Tyson Foods, Inc. 4.875% 8/15/34	65,000	72,515
Whole Foods Market, Inc. (c) 5.200% 12/03/25	155,000	167,119
WM Wrigley Jr. Co. (c) 2.400% 10/21/18	35,000	35,695

		1,047,976

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	200,000	213,033
International Paper Co. 4.750% 2/15/22	75,000	83,323
International Paper Co. 9.375% 5/15/19	110,000	131,009

		427,365

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.3%
St. Jude Medical, Inc. 2.800% 9/15/20	$280,000	$288,647
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	260,000	267,983

		556,630

Health Care – Services — 0.9%
Aetna, Inc. 2.400% 6/15/21	250,000	255,071
Aetna, Inc. 3.200% 6/15/26	300,000	308,647
Aetna, Inc. 4.375% 6/15/46	70,000	72,695
HCA, Inc. 5.250% 4/15/25	800,000	836,000
Kaiser Foundation Hospitals 3.500% 4/01/22	65,000	69,911
UnitedHealth Group, Inc. 3.950% 10/15/42	85,000	88,931
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	109,444

		1,740,699

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	50,000	53,002
Whirlpool Corp. 5.150% 3/01/43	20,000	22,510

		75,512

Household Products — 0.0%
Avery Dennison Corp. 3.350% 4/15/23	30,000	30,633

Housewares — 0.4%
Newell Brands, Inc. 3.850% 4/01/23	310,000	328,807
Newell Brands, Inc. 3.900% 11/01/25	115,000	120,458
Toro Co. 7.800% 6/15/27	170,000	223,325

		672,590

Insurance — 2.0%
The Allstate Corp. 5.550% 5/09/35	50,000	63,438
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	790,000	810,145
American International Group, Inc. 3.300% 3/01/21	240,000	247,945
American International Group, Inc. 3.900% 4/01/26	135,000	139,122
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	86,761

	Principal Amount	Value
AXIS Specialty Finance PLC 2.650% 4/01/19	$45,000	$45,486
Brown & Brown, Inc. 4.200% 9/15/24	85,000	86,686
CNA Financial Corp. 3.950% 5/15/24	85,000	89,385
Five Corners Funding Trust (c) 4.419% 11/15/23	100,000	107,923
Liberty Mutual Group, Inc. (c) 4.250% 6/15/23	43,000	45,676
Marsh & McLennan Cos., Inc. 3.750% 3/14/26	80,000	84,372
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	150,000	185,295
MetLife Capital Trust IV (c) 7.875% 12/15/37	150,000	178,875
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	59,000	57,850
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	110,000	114,710
Prudential Financial, Inc. 6.200% 11/15/40	125,000	153,859
Reinsurance Group of America, Inc. 3.950% 9/15/26	315,000	324,577
Reinsurance Group of America, Inc. 4.700% 9/15/23	95,000	103,305
Reinsurance Group of America, Inc. 5.000% 6/01/21	95,000	105,176
Trinity Acquisition PLC 4.400% 3/15/26	65,000	67,868
Unum Group 3.000% 5/15/21	145,000	148,296
USF&G Capital I (c) 8.500% 12/15/45	95,000	130,261
Willis North America, Inc. 7.000% 9/29/19	43,000	48,680
XLIT Ltd. 4.450% 3/31/25	75,000	75,685
XLIT Ltd. 5.500% 3/31/45	200,000	197,561

		3,698,937

Internet — 0.6%
Baidu, Inc. 2.250% 11/28/17	200,000	201,806
Expedia, Inc. (c) 5.000% 2/15/26	280,000	290,283
Expedia, Inc. 7.456% 8/15/18	320,000	353,879
Tencent Holdings Ltd. (c) 3.800% 2/11/25	200,000	210,625

		1,056,593

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	$205,000	$212,039
FS Investment Corp. 4.000% 7/15/19	200,000	202,019

		414,058

Iron & Steel — 0.3%
Glencore Funding LLC (c) 4.000% 4/16/25	155,000	137,175
Reliance Steel & Aluminum Co. 4.500% 4/15/23	65,000	66,452
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	400,955

		604,582

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	50,463

Lodging — 0.7%
Hyatt Hotels Corp. 3.375% 7/15/23	40,000	40,468
Marriott International, Inc. 2.300% 1/15/22	405,000	407,434
Marriott International, Inc. 3.375% 10/15/20	95,000	100,021
Wyndham Worldwide Corp. 2.950% 3/01/17	60,000	60,502
Wyndham Worldwide Corp. 5.625% 3/01/21	650,000	725,689

		1,334,114

Machinery – Diversified — 0.1%
Roper Technologies, Inc. 3.125% 11/15/22	100,000	102,339
Xylem, Inc. 4.875% 10/01/21	100,000	109,032

		211,371

Manufacturing — 0.2%
Carlisle Cos., Inc. 3.750% 11/15/22	85,000	87,443
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	200,000	208,000
Textron, Inc. 4.300% 3/01/24	120,000	128,956

		424,399

Media — 2.9%
21st Century Fox America, Co. 6.900% 8/15/39	125,000	167,213
CBS Corp. 7.875% 7/30/30	100,000	141,774
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	600,000	631,440

	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital (c) 4.464% 7/23/22	$340,000	$365,410
Discovery Communications LLC 4.875% 4/01/43	200,000	180,430
DISH DBS Corp. 5.875% 11/15/24	1,000,000	930,000
Numericable-SFR SAS (c) 6.250% 5/15/24	800,000	765,000
Sirius XM Radio, Inc. (c) 5.375% 4/15/25	1,000,000	995,625
TEGNA, Inc. 5.125% 7/15/20	500,000	515,625
Time Warner Cable, Inc. 4.500% 9/15/42	420,000	391,207
Time Warner Cable, Inc. 5.500% 9/01/41	240,000	252,092

		5,335,816

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	130,000	137,176
Pitney Bowes, Inc. 4.750% 5/15/18	10,000	10,545
Pitney Bowes, Inc. 5.750% 9/15/17	14,000	14,686

		162,407

Oil & Gas — 2.5%
Anadarko Petroleum Corp. 5.550% 3/15/26	150,000	165,642
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.500% 4/15/21	300,000	214,500
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22	500,000	353,750
Citgo Holding, Inc. (c) 10.750% 2/15/20	500,000	502,500
Diamond Offshore Drilling, Inc. 5.875% 5/01/19	175,000	179,575
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	250,000	176,875
Exxon Mobil Corp. 3.043% 3/01/26	355,000	376,837
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	35,000	37,345
Newfield Exploration Co. 5.375% 1/01/26	1,000,000	972,500
PBF Holding Co. LLC/PBF Finance Corp. 8.250% 2/15/20	555,000	575,812

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pemex Project Funding Master Trust 6.625% 6/15/38	$51,000	$51,770
Petroleos Mexicanos 3.125% 1/23/19	25,000	24,938
Petroleos Mexicanos 5.500% 1/21/21	375,000	397,088
Petroleos Mexicanos 6.375% 1/23/45	35,000	35,175
Phillips 66 4.300% 4/01/22	75,000	81,915
Phillips 66 4.650% 11/15/34	225,000	239,849
Phillips 66 5.875% 5/01/42	75,000	90,060
Pioneer Natural Resources Co. 4.450% 1/15/26	65,000	70,817
Rowan Cos., Inc. 4.875% 6/01/22	151,000	132,125

		4,679,073

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp. (c) 4.000% 12/21/25	205,000	220,628

Packaging & Containers — 0.1%
Brambles USA, Inc. (c) 4.125% 10/23/25	90,000	96,536
Brambles USA, Inc., Series A (c) 5.350% 4/01/20	35,000	38,870
Sonoco Products Co. 4.375% 11/01/21	100,000	107,631

		243,037

Pharmaceuticals — 1.9%
AbbVie, Inc. 3.200% 5/14/26	215,000	217,790
AbbVie, Inc. 3.600% 5/14/25	160,000	167,653
AbbVie, Inc. 4.400% 11/06/42	50,000	50,948
AbbVie, Inc. 4.500% 5/14/35	210,000	219,484
Actavis Funding SCS 3.450% 3/15/22	370,000	384,267
AstraZeneca PLC 6.450% 9/15/37	250,000	341,230
Baxalta, Inc. 3.600% 6/23/22	40,000	41,283
Baxalta, Inc. 4.000% 6/23/25	80,000	83,480
Express Scripts Holding Co. 3.000% 7/15/23	435,000	435,487
Express Scripts Holding Co. 3.300% 2/25/21	40,000	41,945

	Principal Amount	Value
Express Scripts Holding Co. 4.800% 7/15/46	$185,000	$184,753
McKesson Corp. 1.292% 3/10/17	40,000	40,076
McKesson Corp. 2.284% 3/15/19	45,000	46,010
McKesson Corp. 3.796% 3/15/24	75,000	81,202
McKesson Corp. 4.883% 3/15/44	70,000	79,828
Mylan NV (c) 3.950% 6/15/26	610,000	617,313
Mylan NV (c) 5.250% 6/15/46	250,000	260,423
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	176,500
Valeant Pharmaceuticals International, Inc. (c) 6.125% 4/15/25	113,000	90,682

		3,560,354

Pipelines — 1.2%
CenterPoint Energy Resources Corp. 4.500% 1/15/21	175,000	189,892
CenterPoint Energy Resources Corp. 5.850% 1/15/41	150,000	174,088
Energy Transfer Equity LP 7.500% 10/15/20	100,000	106,000
Energy Transfer Partners LP 4.150% 10/01/20	60,000	60,897
Energy Transfer Partners LP 4.750% 1/15/26	200,000	205,681
Enterprise Products Operating Co. 5.950% 2/01/41	135,000	158,421
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	89,183
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	16,554
Kinder Morgan, Inc. 3.050% 12/01/19	250,000	252,611
Magellan Midstream Partners LP 5.000% 3/01/26	470,000	531,680
MPLX LP (c) 4.875% 6/01/25	500,000	488,661

		2,273,668

Real Estate Investment Trusts (REITS) — 1.1%
American Tower Corp. 3.400% 2/15/19	80,000	83,306
American Tower Corp. 3.450% 9/15/21	225,000	234,194
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	314,804

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DCT Industrial Operating Partnership LP 4.500% 10/15/23	$60,000	$63,549
DDR Corp. 4.750% 4/15/18	275,000	286,916
Digital Realty Trust LP 3.400% 10/01/20	140,000	145,515
Digital Realty Trust LP 3.950% 7/01/22	240,000	251,406
Duke Realty LP 8.250% 8/15/19	125,000	148,405
Federal Realty Investment Trust 5.900% 4/01/20	25,000	28,524
Highwoods Realty LP 7.500% 4/15/18	110,000	120,030
Host Hotels & Resorts LP 4.000% 6/15/25	160,000	162,693
Liberty Property LP 3.375% 6/15/23	50,000	50,659
ProLogis LP 2.750% 2/15/19	35,000	35,970
ProLogis LP 3.350% 2/01/21	165,000	174,576

		2,100,547

Retail — 2.3%
Bed Bath & Beyond, Inc. 3.749% 8/01/24	30,000	30,583
Bed Bath & Beyond, Inc. 5.165% 8/01/44	75,000	66,081
CVS Health Corp. 2.875% 6/01/26	360,000	367,892
CVS Health Corp. 3.500% 7/20/22	380,000	409,142
CVS Health Corp. 6.125% 9/15/39	25,000	34,338
CVS Pass-Through Trust (c) 5.926% 1/10/34	222,052	257,436
CVS Pass-Through Trust (c) 7.507% 1/10/32	17,023	21,421
El Puerto de Liverpool SAB de CV (c) 3.950% 10/02/24	280,000	286,650
Family Tree Escrow LLC (c) 5.750% 3/01/23	1,000,000	1,062,500
The Home Depot, Inc. 5.950% 4/01/41	100,000	137,991
O’Reilly Automotive, Inc. 3.850% 6/15/23	46,000	49,596
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	250,948
O’Reilly Automotive, Inc. 3.550% 3/15/26	100,000	104,848
Signet UK Finance PLC 4.700% 6/15/24	270,000	263,505

	Principal Amount	Value
Tiffany & Co. 4.900% 10/01/44	$105,000	$104,987
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	276,010
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	185,000	191,142
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	245,000	259,573
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	95,000	102,201

		4,276,844

Savings & Loans — 0.1%
Glencore Funding LLC (c) 2.500% 1/15/19	114,000	109,583
Glencore Funding LLC (c) 3.125% 4/29/19	65,000	63,375

		172,958

Semiconductors — 0.8%
KLA-Tencor Corp. 4.650% 11/01/24	230,000	250,901
Lam Research Corp. 3.800% 3/15/25	145,000	149,898
NXP BV/NXP Funding LLC (c) 3.750% 6/01/18	110,000	112,200
NXP BV/NXP Funding LLC (c) 4.625% 6/01/23	1,000,000	1,017,500

		1,530,499

Software — 0.3%
Broadridge Financial Solutions, Inc. 3.400% 6/27/26	160,000	161,728
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	45,000	48,022
Oracle Corp. 5.375% 7/15/40	250,000	302,280

		512,030

Telecommunications — 0.8%
AT&T, Inc. 3.400% 5/15/25	270,000	276,185
AT&T, Inc. 6.550% 2/15/39	175,000	215,658
Embarq Corp. 7.995% 6/01/36	45,000	45,056
Motorola Solutions, Inc. 3.500% 3/01/23	90,000	86,884
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	225,000	243,428
Verizon Communications, Inc. 2.625% 2/21/20	115,000	119,009
Verizon Communications, Inc. 3.500% 11/01/24	240,000	255,248

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc. 5.012% 8/21/54	$77,000	$81,432
Verizon Communications, Inc. 5.150% 9/15/23	95,000	110,639
Verizon Communications, Inc. 6.550% 9/15/43	79,000	106,443

		1,539,982

Transportation — 0.6%
Asciano Finance (c) 4.625% 9/23/20	45,000	46,298
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	219,208
Norfolk Southern Corp. 6.000% 5/23/2111	125,000	154,066
OPE KAG Finance Sub, Inc. (c) 7.875% 7/31/23	720,000	709,200
Ryder System, Inc. 2.550% 6/01/19	30,000	30,574

		1,159,346

Trucking & Leasing — 0.5%
Aviation Capital Group Corp. (c) 2.875% 9/17/18	280,000	277,200
GATX Corp. 3.500% 7/15/16	23,000	23,013
GATX Corp. 4.750% 6/15/22	125,000	134,409
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 6/15/19	145,000	146,580
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 3.375% 2/01/22	320,000	326,334

		907,536

TOTAL CORPORATE DEBT (Cost $72,304,577)		74,757,957

MUNICIPAL OBLIGATIONS — 0.2%
State of California BAB 7.550% 4/01/39	125,000	197,596
State of California BAB 7.600% 11/01/40	150,000	241,514

		439,110

TOTAL MUNICIPAL OBLIGATIONS (Cost $353,697)		439,110

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.6%
Auto Floor Plan ABS — 0.2%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	206,070	214,368

	Principal Amount	Value
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (c) 1.942% 10/20/20	$110,000	$110,000

		324,368

Automobile ABS — 1.8%
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (c) 2.370% 5/12/20	161,441	161,498
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class D 2.570% 7/08/20	300,000	303,425
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C 2.870% 11/08/21	150,000	153,812
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (c) 2.500% 2/20/21	120,000	121,290
Capital Automotive REIT, Series 2014-1A, Class A (c) 3.660% 10/15/44	100,000	97,394
CFC LLC, Series 2014-2A, Class A (c) 1.440% 11/16/20	50,844	50,209
CPS Auto Trust, Series 2014-A, Class A (c) 1.210% 8/15/18	20,248	20,195
CPS Auto Trust, Series 2014-C, Class A (c) 1.310% 2/15/19	84,328	84,270
Drive Auto Receivables Trust, Series 2016-BA, Class B (c) 2.560% 6/15/20	140,000	140,438
Drive Auto Receivables Trust, Series 2016-AA, Class B (c) 3.170% 5/15/20	260,000	264,168
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (c) 1.320% 1/15/19	30,667	30,593
Flagship Credit Auto Trust, Series 2016-2, Class A2 (c) 3.050% 8/16/21	500,000	502,839
GLS Auto Receivables Trust, Series 2015-1A, Class A (c) 2.250% 12/15/20	90,525	90,496
GO Financial Auto Securitization Trust, Series 2015-1, Class A (c) 1.810% 3/15/18	25,870	25,853
Oscar US Funding Trust II, Series 2015-1A, Class A4 (c) 2.440% 6/15/22	320,000	317,353
Oscar US Funding Trust IV, Series 2016-1A, Class A1 (c) 0.950% 4/17/17	111,474	111,378

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oscar US Funding Trust IV, Series 2014-1A, Class A2 (c) 1.000% 8/15/17	$5,187	$5,186
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, FRN (c) 2.142% 7/15/20	260,000	259,769
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (c) 1.840% 11/18/19	26,026	25,831
Santander Drive Auto Receivables Trust, Series 2015-3, Class C 2.740% 1/15/21	200,000	203,371
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	330,000	336,208

		3,305,576

Commercial MBS — 3.4%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.723% 6/10/49	194,327	198,245
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 6.000% 2/10/51	95,000	98,648
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.435% 2/10/51	317,161	333,259
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.478% 2/10/51	100,000	105,326
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	190,000	192,803
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	597,508	620,828
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	150,736	157,599
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, VRN 5.835% 9/11/42	110,000	114,249
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.915% 6/11/50	200,000	206,538
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM, VRN 6.084% 6/11/50	115,000	119,613

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	$152,000	$167,528
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	100,000	109,306
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4, VRN 4.236% 2/10/47	110,000	124,477
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C, VRN 4.398% 5/10/48	110,000	99,866
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (c) 4.238% 1/10/34	100,000	107,713
DBRR Trust, Series 2013-EZ3, Class A, VRN (c) 1.635% 12/18/49	27,464	27,305
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (c) 3.742% 11/10/46	4,273	4,322
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 6.060% 7/10/38	197,049	197,010
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	190,993	192,070
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	240,000	242,111
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM, VRN 5.456% 7/12/46	140,000	140,412
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	115,000	119,491
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	110,000	110,991
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	170,000	168,078
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	33,054	33,010
STRIPs Ltd., Series 2012-1A, Class A (c) 1.500% 12/25/44	16,181	16,161
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.538% 8/15/39	21,966	22,134

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $249,531) (c) (e) 2.750% 12/20/31	$3,747	$3,746
VNO Mortgage Trust, Series 2013-PENN, Class A (c) 3.808% 12/13/29	110,000	116,038
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	321,000	323,051
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	440,293	450,150
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	110,000	112,448
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 6.147% 2/15/51	93,373	94,855
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.147% 2/15/51	500,000	515,867
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, VRN 3.848% 5/15/48	140,000	132,386
Wells Fargo Reremic Trust, Series 2012-IO, Class A (c) 1.750% 8/20/21	5,628	5,627
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	118,828
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C, VRN 5.036% 8/15/45	100,000	105,530
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C, VRN (c) 5.847% 11/15/44	170,000	186,579
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D, VRN (c) 5.847% 11/15/44	115,000	123,485

		6,317,683

Home Equity ABS — 1.0%
Accredited Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.900% 9/25/35	106,833	106,153
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.188% 8/25/35	196,100	194,965

	Principal Amount	Value
ACE Securities Corp., Series 2005-RM1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.203% 3/25/35	$37,982	$38,520
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3, 1 mo. USD LIBOR + ..705%, FRN 1.158% 4/25/35	53,927	54,094
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE3, Class A2, 1 mo. USD LIBOR + .180%, FRN 0.633% 4/25/36	11,739	11,720
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + .480%, FRN 0.933% 12/25/35	310,084	302,110
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (c) 0.639% 11/25/45	55,630	55,535
Conseco Finance Corp., Series 2002-A, Class M1, 1 mo. LIBOR + 1.850%, FRN 2.292% 4/15/32	77,442	77,489
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.353% 2/25/35	193,391	156,145
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (c) 0.693% 10/25/34	158,389	157,325
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 0.673% 10/25/35	87,566	87,306
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.248% 2/25/35	152,660	150,878
MASTR Asset Backed Securities Trust, Series 2005, Class M1, 1 mo. USD LIBOR + .720%, FRN 1.173% 12/25/34	99,504	86,393
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.166% 3/25/35	105,735	104,984
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.325% 10/25/28	6	6
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.823% 1/25/36	139,385	138,057

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Option One Mortgage Loan Trust, Series 2005-5, Class A3, 1 mo. USD LIBOR + .210%, FRN 0.663% 12/25/35	$142,248	$141,307
Option One Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .470%, FRN 0.923% 8/25/35	58,804	58,350
Residential Asset Securities Corp., Series 2005-AHL3, Class A2, 1 mo. USD LIBOR + .240%, FRN 0.693% 11/25/35	41,365	41,149
Security National Mortgage Loan Trust, Series 2006-3A, Class A1, 1 mo. LIBOR + .280%, FRN (c) 0.726% 1/25/37	1,439	1,439

		1,963,925

Other ABS — 13.4%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (c) 3.260% 9/15/72	94,926	94,403
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.178% 1/25/35	103,917	103,565
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.084% 1/20/26	710,000	705,768
Alterna Funding I LLC, Series 2014-1A, Class NOTE (c) 1.639% 2/15/21	66,327	64,503
Apidos CLO XVII, Series 2014-17A, Class A1A, 3 mo. USD LIBOR + 1.500%, FRN (c) 2.133% 4/17/26	250,000	249,607
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (c) 4.277% 9/05/44	230,000	234,088
Arbys Funding LLC, Series 2015-1A, Class A2 (c) 4.969% 10/30/45	268,650	280,403
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.353% 10/25/34	517,399	461,973
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (c) 2.192% 12/15/42	124,786	120,903

	Principal Amount	Value
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (c) 1.580% 10/10/18	$21,143	$21,143
AVANT Loans Funding Trust, Series 2016-B, Class A (c) 3.920% 8/15/19	134,858	135,148
Avery Point CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (c) 2.093% 7/17/26	250,000	248,802
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (c) 2.033% 1/18/25	250,000	248,064
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.083% 8/05/27	445,000	442,508
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (c) 2.068% 7/15/26	250,000	248,887
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.108% 1/15/26	250,000	248,526
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (c) 2.063% 7/18/27	305,000	302,672
BlueVirgo Trust, Series 2015-1A, Class NOTE (c) 3.000% 12/15/22	391,921	390,600
CAN Capital Funding LLC, Series 2014-1A, Class A (c) 3.117% 4/15/20	160,000	158,970
Carlyle Global Market Strategies, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.520%, FRN (c) 2.153% 4/17/25	265,000	264,651
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A1, 3 mo. USD LIBOR + 1.470%, FRN (c) 2.098% 10/15/25	600,000	597,811
Citi Held For Asset Issuance, Series 2015-PM1, Class A (c) 1.850% 12/15/21	44,748	44,632
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, 1 mo. USD LIBOR + ..150%, FRN 0.603% 8/25/36	128,498	125,672

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (c) 4.474% 3/20/43	$423,306	$421,943
CLI Funding V LLC, Series 2014-2A, Class A (c) 3.380% 10/18/29	83,270	80,886
CLI Funding VI LLC, Series 2016-1A, Class A (c) 4.210% 2/18/41	590,604	572,314
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (c) 2.820% 3/15/21	63,954	64,347
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.913% 9/25/34	54,572	53,590
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3, 1 mo. LIBOR + ..300%, FRN (c) 0.753% 7/25/36	147,948	147,132
DB Master Finance LLC, Series 2015-1A, Class A2I (c) 3.262% 2/20/45	513,500	522,562
DB Master Finance LLC, Series 2015-1A, Class A2II (c) 3.980% 2/20/45	395,000	406,447
Diamond Resorts Owner Trust, Series 2013-2, Class A (c) 2.270% 5/20/26	98,803	98,423
Diamond Resorts Owner Trust, Series 2015-1, Class A (c) 2.730% 7/20/27	193,262	195,180
Diamond Resorts Owner Trust, Series 2015-2, Class B (c) 3.540% 5/22/28	159,704	162,768
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (c) 3.484% 10/25/45	417,900	429,517
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (c) 4.474% 10/25/45	616,900	635,634
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (c) 5.216% 1/25/42	218,346	230,491
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A2 (c) 3.550% 11/25/39	215,627	203,737
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (c) 5.800% 7/15/24	41,282	41,995
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (c) 1.983% 4/18/26	370,000	368,083

	Principal Amount	Value
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.078% 7/15/26	$500,000	$497,512
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (c) 2.730% 4/25/28	410,000	409,952
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class B (c) 3.220% 4/25/28	250,000	249,942
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (c) 2.707% 2/19/45	81,303	79,824
Element Rail Leasing II LLC, Series 2015-1A, Class A2 (c) 3.585% 2/19/45	160,000	159,666
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (c) 3.968% 3/19/46	211,933	213,543
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (c) 4.212% 10/15/42	210,651	218,095
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.903% 7/25/35	28,198	28,178
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.693% 1/25/36	48,928	47,568
Fremont Home Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .720%, FRN 1.173% 6/25/35	131,653	129,059
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.084% 7/20/27	340,000	337,387
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (c) 1.788% 4/25/25	365,000	360,205
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.083% 4/19/26	550,000	547,843
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (c) 3.095% 10/15/48	340,000	341,431
Hercules Capital Funding Trust, Series 2014-1A, Class A (c) 3.524% 4/16/21	250,000	248,125
Hilton Grand Vacations Trust, Series 2014-AA, Class A (c) 1.770% 11/25/26	78,791	78,585

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hilton Grand Vacations Trust, Series 2013-A, Class A (c) 2.280% 1/25/26	$98,517	$99,286
Icon Brand Holdings LLC, Series 2012-1A, Class A (Acquired 11/16/12-11/20/12, Cost $77,355) (c) (e) 4.229% 1/25/43	77,090	71,741
Icon Brand Holdings LLC, Series 2013-1A, Class A (Acquired 1/9/14, Cost $78,529) (c) (e) 4.352% 1/25/43	63,944	60,495
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.083% 1/18/26	250,000	248,260
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (c) 3.870% 3/15/58	89,410	92,912
JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 1 mo. USD LIBOR + .230%, FRN 0.683% 7/25/36	150,000	142,489
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (c) 2.128% 7/15/26	250,000	249,254
Leaf Receivables Funding LLC, Series 2016-1, Class A1 (c) 1.000% 6/15/17	587,143	587,147
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (c) 2.134% 7/20/26	250,000	249,573
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.084% 7/20/26	280,000	279,039
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3, 1 mo. USD LIBOR + ..705%, FRN 1.158% 4/25/36	52,561	52,318
Miramax LLC, Series 2014-1A, Class A2 (c) 3.340% 7/20/26	381,672	383,029
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.203% 7/25/35	37,133	37,336
MVW Owner Trust, Series 2013-1A, Class A (c) 2.150% 4/22/30	80,124	80,197
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (c) 1.558% 7/20/18	60,641	60,595

	Principal Amount	Value
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (c) 3.610% 2/20/21	$358,533	$359,269
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (c) 2.540% 11/15/46	240,000	240,071
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (c) 1.828% 1/15/25	250,000	247,813
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (c) 1.754% 4/20/25	225,000	222,704
Ocwen Master Advance Receivables Trust, Series 2015-T1, Class AT1 (c) 2.537% 9/17/46	120,000	120,008
OHA Loan Funding Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (c) 1.888% 7/23/25	200,000	198,630
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (c) 4.210% 5/17/20	120,000	120,488
OneMain Financial Issuance Trust, Series 2014-2A, Class A (c) 2.470% 9/18/24	120,000	120,318
Orange Lake Timeshare Trust, Series 2014-AA, Class A (c) 2.290% 7/09/29	54,572	55,199
Ownit Mortgage Loan Trust, Series 2005-2, Class M4, 1 mo. USD LIBOR + .930%, FRN 1.383% 3/25/36	74,676	74,086
Oxford Finance Funding Trust, Series 2014-1A, Class A (c) 3.475% 12/15/22	280,000	280,568
Park Place Securities Inc, Series 2005-WCW2, Class M1, ABS, 1 mo. USD LIBOR + .500%, FRN 0.953% 7/25/35	98,458	97,211
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.713% 9/25/35	25,861	25,834
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .480%, FRN 0.933% 8/25/35	100,000	94,564
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3, 1 mo. USD LIBOR + ..280%, FRN 0.733% 5/25/36	115,420	112,682

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (c) 0.696% 2/25/37	$85,864	$84,807
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (c) 1.886% 2/20/25	250,000	248,157
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (c) 2.052% 11/08/24	100,000	99,597
Seneca Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.113% 7/17/26	250,000	249,396
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A (c) 2.580% 9/20/32	170,372	172,089
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (c) 2.840% 11/20/28	12,697	12,763
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (c) 3.080% 9/20/32	74,964	75,156
Sierra Receivables Funding Co. LLC, Series 2016-1A, Class B (c) 3.670% 3/21/33	215,540	218,608
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (c) 3.020% 6/20/32	99,374	99,617
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (c) 3.260% 8/25/25	830,000	834,409
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.903% 6/25/36	60,000	59,070
Spirit Master Funding LLC, Series 2014-4A, Class A1 (c) 3.501% 1/20/45	110,000	107,360
SpringCastle America Funding LLC, Series 2014-AA, Class A (c) 2.700% 5/25/23	387,676	387,192
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (c) 2.920% 7/15/47	170,000	170,744
Store Master Funding I LLC, Series 2015-1A, Class A1 (c) 3.750% 4/20/45	99,417	96,634
Store Master Funding LLC, Series 2013-3A, Class A1 (c) 4.240% 11/20/43	115,239	115,115

	Principal Amount	Value
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.083% 10/17/26	$300,000	$299,239
Taco Bell Funding LLC, Series 2016-1A, Class A2I (c) 3.832% 5/25/46	480,000	489,350
Taco Bell Funding LLC, Series 2016-1A, Class A23 (c) 4.970% 5/25/46	440,000	453,811
TAL Advantage LLC, Series 2014-2A, Class A1 (c) 1.700% 5/20/39	126,426	124,758
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	43,228	44,457
Wendys Funding LLC, Series 2015-1A, Class A2I (c) 3.371% 6/15/45	372,188	373,176
Wendys Funding LLC, Series 2015-1A, Class A2II (c) 4.080% 6/15/45	327,525	337,524
Wendys Funding LLC, Series 2015-1A, Class A23 (c) 4.497% 6/15/45	347,375	349,742
Westgate Resorts LLC, Series 2014-1A, Class A (c) 2.150% 12/20/26	150,101	147,811

		25,088,961

Student Loans ABS — 4.3%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (c) 1.553% 12/27/44	470,000	450,769
Access Group, Inc., Series 2006-1, Class B, 3 mo. USD LIBOR + .450%, FRN 1.112% 8/25/37	396,442	347,420
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.555% 7/01/38	45,542	40,992
College Loan Corp. Trust I, Series 2002-1, Class A5, 28 day ARS, FRN (c) 1.076% 3/01/42	150,000	143,395
College Loan Corp. Trust I, Series 2002-2, Class A30, 28 day ARS, FRN (c) 1.566% 3/01/42	100,000	96,290
College Loan Corp. Trust I, Series 2003-1, Class A6, 28 day ARS, FRN (c) 1.685% 3/01/42	200,000	193,457

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (c) 2.500% 1/25/30	$398,621	$376,868
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (c) 2.353% 10/27/31	186,544	186,202
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (c) 2.890% 6/25/40	340,000	342,314
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (c) 3.060% 7/25/31	205,894	205,856
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (c) 2.486% 2/26/35	550,000	549,992
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.934% 6/15/43	100,000	99,452
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.934% 6/15/43	350,000	342,033
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.934% 6/15/43	200,000	194,339
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.934% 6/15/43	200,000	169,155
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 0.934% 10/28/41	19,897	19,770
KeyCorp Student Loan Trust, Series 2004-A, Class 2B, 3 mo. USD LIBOR + .530%, FRN 1.164% 1/27/42	100,000	95,000
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS, 3 mo. USD LIBOR + .720%, FRN 1.562% 11/25/36	77,862	74,228
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 0.890% 6/25/41	212,480	173,167
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 day ARS, FRN 1.442% 3/22/32	150,000	139,551

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000%, FRN (c) 1.453% 11/25/36	$200,000	$167,263
Nelnet Student Loan Trust, Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000%, FRN (c) 1.453% 6/25/42	150,000	130,872
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 1.939% 6/25/41	100,000	87,168
Nelnet Student Loan Trust, Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 1.946% 5/25/49	100,000	87,377
Nelnet Student Loan Trust, Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 1.953% 10/25/47	240,000	211,487
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.078% 7/15/36	190,000	169,732
SLM Student Loan Trust, Series 2007-2, Class A4, 3 mo. USD LIBOR + .060%, FRN 0.698% 7/25/22	200,000	184,931
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 0.788% 4/25/40	177,667	148,163
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. LIBOR + .300%, FRN 0.938% 1/25/41	131,379	103,078
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 1.108% 10/25/64	175,018	153,389
SLM Student Loan Trust, Series 2008-7, Class A4, 3 mo. USD LIBOR + .900%, FRN 1.538% 7/25/23	300,000	280,052
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 6/25/43	110,000	95,297
SLM Student Loan Trust, Series 2013-1, Class B, ABS, FRN, 1 mo. USD LIBOR + 1.800%, FRN 2.253% 11/25/43	381,000	338,004

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.948% 6/17/30	$50,000	$50,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 2.952% 3/15/28	200,000	200,000
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (c) 2.203% 8/25/36	160,619	161,813
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (c) 2.740% 10/25/32	300,000	304,914
SoFi Professional Loan Program LLC, Series 2016-A, Class A2 (c) 2.760% 12/26/36	444,628	442,568
SoFi Professional Loan Program LLC, Series 2014-A, Class A2 (c) 3.020% 10/25/27	73,985	75,477
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 1/25/36	185,661	168,076
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 1.957% 8/01/35	400,000	342,634

		8,142,545

WL Collateral CMO — 0.5%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, FRN 2.858% 8/25/34	51,379	49,548
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 7/25/25	614,362	615,410
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.953% 2/25/34	10,615	10,053
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.030% 9/25/33	4,448	4,145
GS Mortgage Securities Corp., Series 2014-4R, Class AS, 1 mo. USD LIBOR + .180%, FRN (c) 0.626% 1/26/34	44,861	44,305
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.093% 8/25/34	7,570	7,156
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 2.659% 8/25/34	39,184	32,770

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.703% 8/25/36	$27,794	$27,590
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 2.795% 7/25/33	2,381	2,297
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.011% 2/25/34	4,080	3,948
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.875% 2/25/34	126	127
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 2.978% 3/25/34	20,572	20,238
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.837% 4/25/44	50,507	49,036

		866,623

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.703% 11/25/37	5,833	5,828
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 3.134% 6/25/32	14,440	13,848

		19,676

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $46,122,367)		46,029,357

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Brazilian Government International Bond 4.875% 1/22/21	100,000	105,350
Brazilian Government International Bond 5.625% 1/07/41	235,000	227,950
Province of Quebec Canada 2.625% 2/13/23	192,000	201,469
Province of Quebec Canada 7.500% 9/15/29	125,000	189,570
Republic of Turkey International Bond 4.875% 4/16/43	236,000	230,395
Republic of Turkey International Bond 6.750% 4/03/18	100,000	107,550
United Mexican States 6.750% 9/27/34	375,000	507,188

		1,569,472

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,513,335)		1,569,472

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 24.0%
Collateralized Mortgage Obligations — 1.1%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	$355,415	$368,377
Series 4290, Class CA 3.500% 12/15/38	194,794	205,527
Series 2617, Class Z 5.500% 5/15/33	167,474	190,276
Series 2693, Class Z 5.500% 10/15/33	296,544	333,503
Series 3423, Class PB 5.500% 3/15/38	89,282	101,462
Series 2178, Class PB 7.000% 8/15/29	17,263	19,902
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	126,475	136,380
Series 2014-48, Class AB 4.000% 10/25/40	289,717	308,278
Series 2007-32, Class Z 5.500% 4/25/37	131,697	148,213
Series 2010-60, Class HJ 5.500% 5/25/40	66,458	73,874
Federal National Mortgage Association REMIC, Series 2007-B2, Class ZA 5.500% 6/25/37	83,882	93,614
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	10,179	11,409

		1,990,815

Pass-Through Securities — 22.9%
Federal Home Loan Mortgage Corp. Pool #Q37467 3.500% 11/01/45	971,776	1,035,093
Pool #Q37468 3.500% 11/01/45	726,976	777,296
Pool #G08711 3.500% 6/01/46	1,196,918	1,262,935
Pool #C03537 4.500% 8/01/40	262,986	291,165
Pool #G06057 4.500% 10/01/40	226,832	249,577
Pool #G60485 4.500% 10/01/41	285,536	314,257
Pool #G60469 4.500% 1/01/42	189,319	208,184
Pool #G60342 4.500% 5/01/42	940,512	1,032,322
Pool #G60172 4.500% 9/01/43	296,175	328,094

	Principal Amount	Value
Pool #G11476 5.000% 11/01/18	$19,403	$20,069
Pool #B16010 5.000% 8/01/19	424	443
Pool #B17058 5.000% 9/01/19	910	960
Pool #B18677 5.000% 1/01/20	907	952
Pool #E89199 6.000% 4/01/17	514	523
Pool #G11431 6.000% 2/01/18	86	88
Pool #G01311 7.000% 9/01/31	1,523	1,820
Pool #C80207 7.500% 9/01/24	1,889	2,172
Pool #C00530 7.500% 7/01/27	1,297	1,537
Pool #C00563 7.500% 11/01/27	4,405	5,235
Pool #C00612 7.500% 4/01/28	254	302
Pool #C55867 7.500% 2/01/30	4,641	5,434
Federal National Mortgage Association Pool #725692 2.480% 10/01/33 1 year CMT + 2.144%, FRN	113,999	120,034
Pool #888586 2.565% 10/01/34 1 year CMT + 2.213%, FRN	222,597	234,898
Pool #AR3007 3.000% 2/01/43	266,582	277,495
Pool #AS1304 3.500% 12/01/28	393,267	418,829
Pool #AV1897 3.500% 12/01/28	56,475	60,145
Pool #AV2325 3.500% 12/01/28	207,087	220,547
Pool #AS6187 3.500% 11/01/45	2,213,230	2,357,695
Pool #AS6293 3.500% 12/01/45	916,247	976,054
Pool #AS6306 3.500% 12/01/45	749,515	801,015
Pool #AS6475 3.500% 1/01/46	682,166	730,104
Pool #AS6476 3.500% 1/01/46	714,728	764,507
Pool #AS6477 3.500% 1/01/46	821,183	875,554
Pool #AX0120 4.000% 9/01/39	253,770	272,833
Pool #AZ7917 4.000% 3/01/41	126,940	137,349

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AL2441 4.000% 9/01/42	$621,184	$675,610
Pool #AL8422 4.000% 1/01/43	293,630	317,980
Pool #AB1466 4.500% 9/01/40	130,709	143,897
Pool #AH6787 4.500% 3/01/41	205,417	227,652
Pool #AL7566 4.500% 10/01/42	220,600	242,892
Pool #AL6997 4.500% 11/01/42	456,008	505,367
Pool #735010 5.000% 11/01/19	88,177	92,147
Pool #AD6437 5.000% 6/01/40	126,271	142,514
Pool #AD6996 5.000% 7/01/40	902,311	1,004,279
Pool #AL8173 5.000% 2/01/44	342,383	381,075
Pool #253880 6.500% 7/01/16	1	1
Pool #575579 7.500% 4/01/31	8,871	10,663
Pool #535996 7.500% 6/01/31	1,541	1,855
Federal National Mortgage Association TBA Pool #1080 2.500% 7/01/28 (d)	5,050,000	5,217,281
Pool #983 2.500% 9/01/42 (d)	3,425,000	3,468,883
Pool #3772 3.000% 7/01/28 (d)	3,350,000	3,508,602
Pool #754 3.000% 6/01/43 (d)	2,475,000	2,563,462
Pool #15801 4.500% 6/01/40 (d)	1,000,000	1,091,719
Government National Mortgage Association Pool #783896 3.500% 5/15/44	448,292	479,988
Pool #784026 3.500% 12/20/44	486,649	520,543
Pool #579140 6.500% 1/15/32	887	1,043
Pool #587280 6.500% 9/15/32	1,274	1,489
Pool #550659 6.500% 9/15/35	116,029	135,608
Pool #538689 6.500% 12/15/35	17,281	20,191

	Principal Amount	Value
Pool #780651 7.000% 10/15/27	$1,803	$2,126
Pool #462384 7.000% 11/15/27	944	1,111
Pool #482668 7.000% 8/15/28	1,506	1,781
Pool #506804 7.000% 5/15/29	7,211	8,460
Pool #506914 7.000% 5/15/29	26,789	31,582
Pool #581417 7.000% 7/15/32	4,011	4,789
Pool #591581 7.000% 8/15/32	648	778
Pool #423836 8.000% 8/15/26	1,152	1,386
Pool #444619 8.000% 3/15/27	8,820	10,572
Government National Mortgage Association II Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	60,284	61,962
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	83,134	86,118
Government National Mortgage Association II TBA Pool #1153 3.000% 2/01/44 (d)	4,175,000	4,355,210
Pool #24 3.000% 2/01/44 (d)	1,800,000	1,881,281
Pool #1767 4.000% 9/01/43 (d)	350,000	374,172
Pool #1207 4.500% 4/01/41 (d)	1,375,000	1,475,977

		42,837,563

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $44,390,290)		44,828,378

U.S. TREASURY OBLIGATIONS — 6.2%
U.S. Treasury Bonds & Notes — 6.2%
U.S. Treasury Bond 2.500% 5/15/46	60,000	62,458
U.S. Treasury Bond 2.875% 8/15/45	1,310,000	1,468,556
U.S. Treasury Bond 3.000% 11/15/44	4,025,000	4,622,697
U.S. Treasury Bond (f) 3.500% 2/15/39	2,815,000	3,547,670
U.S. Treasury Note 1.250% 3/31/21	500,000	505,864

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.625% 11/30/20	$1,390,000	$1,430,723

		11,637,968

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,832,435)		11,637,968

TOTAL BONDS & NOTES (Cost $175,516,701)		179,262,242

TOTAL LONG-TERM INVESTMENTS (Cost $175,789,385)		179,556,294

SHORT-TERM INVESTMENTS — 17.6%
Commercial Paper — 17.3%
Agrium, Inc. 0.850% 8/02/16	3,400,000	3,397,619
BAT International Finance (c) 0.810% 7/19/16	4,250,000	4,248,324
BAT International Finance (c) 1.016% 9/06/16	3,250,000	3,244,880
Holcim US Finance SARL & Cie (c) 0.800% 7/27/16	3,220,000	3,218,172
Potash Corp. of Saskatchewan, Inc. (c) 0.720% 7/07/16	2,967,000	2,966,585
So.carolina El & Gas 0.700% 7/06/16	3,000,000	2,999,641
Suncor Energy, Inc. (c) 0.700% 7/07/16	4,600,000	4,599,356
Suncor Energy, Inc. (c) 0.850% 7/18/16	3,500,000	3,498,696
Thomson Reuters Corp. (c) 0.960% 7/20/16	3,100,000	3,098,884
Thomson Reuters Corp. (c) 1.010% 7/08/16	1,000,000	999,862

		32,272,019

Time Deposit — 0.3%
Euro Time Deposit 0.010% 7/01/16	547,722	547,722

TOTAL SHORT-TERM INVESTMENTS (Cost $32,818,167)		32,819,741

TOTAL INVESTMENTS — 113.6% (Cost $208,607,552) (g)		212,376,035

Other Assets/(Liabilities) — (13.6)%		(25,481,876)

NET ASSETS — 100.0%		$186,894,159

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2016, these securities amounted to a value of $24,752 or 0.01% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $73,432,663 or 39.29% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2016, these securities amounted to a value of $135,982 or 0.07% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is held as collateral for open futures contracts and open swap agreements. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.1%
Basic Materials — 0.1%
Forest Products & Paper — 0.1%
The Newark Group, Inc. (a)	329,969	$303,571

TOTAL COMMON STOCK (Cost $290,644)		303,571

TOTAL EQUITIES (Cost $290,644)		303,571

	Principal Amount
BONDS & NOTES — 96.0%

BANK LOANS — 2.8%
Oil & Gas — 2.1%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/15/20	$5,254,429	3,100,113
Fieldwood Energy LLC, New 1st Lien Term Loan 8.000% 9/28/18	2,255,879	1,857,333
Fieldwood Energy LLC, 1st Lien Last Out Term Loan 8.375% 9/30/20	2,986,561	1,575,411
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	3,563,034	979,834

		7,512,691

Pharmaceuticals — 0.7%
Synarc-Biocore Holdings LLC, 2nd Lien Term Loan 9.250% 3/10/22	2,448,101	2,325,696

TOTAL BANK LOANS (Cost $12,319,552)		9,838,387

CORPORATE DEBT — 93.2%
Aerospace & Defense — 0.3%
Moog, Inc. (b) 5.250% 12/01/22	948,000	959,850

Agriculture — 0.9%
Pinnacle Operating Corp. (b) 9.000% 11/15/20	3,873,000	3,253,320

Airlines — 0.6%
Allegiant Travel Co. 5.500% 7/15/19	2,020,000	2,065,450

	Principal Amount	Value
Apparel — 1.3%
Hanesbrands, Inc. (b) 4.625% 5/15/24	$1,105,000	$1,107,763
Hanesbrands, Inc. (b) 4.875% 5/15/26	2,194,000	2,201,898
Perry Ellis International, Inc. 7.875% 4/01/19	1,386,000	1,386,000

		4,695,661

Auto Manufacturers — 1.0%
Allied Specialty Vehicles, Inc. (b) 8.500% 11/01/19	3,600,000	3,645,000

Automotive & Parts — 3.4%
Accuride Corp. 9.500% 8/01/18	2,790,000	2,584,098
Deck Chassis Acquisition, Inc. (b) 10.000% 6/15/23	3,163,000	3,273,705
The Goodyear Tire & Rubber Co. 5.000% 5/31/26	2,637,000	2,686,444
International Automotive Components Group SA (b) 9.125% 6/01/18	3,268,000	3,268,000

		11,812,247

Building Materials — 2.3%
Griffon Corp. (b) 5.250% 3/01/22	4,000,000	3,950,000
Headwaters, Inc. 7.250% 1/15/19	2,500,000	2,550,000
James Hardie International Finance Ltd. (b) 5.875% 2/15/23	1,600,000	1,636,000

		8,136,000

Chemicals — 2.3%
CVR Partners LP/CVR Nitrogen Finance Corp. (b) 9.250% 6/15/23	1,600,000	1,628,000
Kissner Milling Co. Ltd. (b) 7.250% 6/01/19	500,000	500,000
Omnova Solutions, Inc. STEP 7.875% 11/01/18	2,011,000	2,011,000
Platform Specialty Products Corp. (b) 6.500% 2/01/22	864,000	756,000
Platform Specialty Products Corp. (b) 10.375% 5/01/21	2,089,000	2,104,667
TPC Group, Inc. (b) 8.750% 12/15/20	1,134,000	887,355

		7,887,022

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Coal — 0.7%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (b) 7.375% 2/01/20	$81,000	$68,040
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (b) 7.375% 2/01/20	928,000	779,520
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (b) 7.375% 2/01/20	2,000,000	1,680,000

		2,527,560

Commercial Services — 5.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (b) 6.375% 4/01/24	1,379,000	1,365,210
Multi-Color Corp. (b) 6.125% 12/01/22	2,464,000	2,519,440
Mustang Merger Corp. (b) 8.500% 8/15/21	7,420,000	7,753,900
Prime Security Services Borrower LLC/Prime Finance, Inc. (b) 9.250% 5/15/23	2,417,000	2,562,020
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875% 6/01/21	3,245,000	3,212,550

		17,413,120

Computers — 1.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 5.875% 6/15/21	508,000	518,044
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 7.125% 6/15/24	1,319,000	1,377,591
Western Digital Corp. (b) 10.500% 4/01/24	2,443,000	2,614,010

		4,509,645

Distribution & Wholesale — 0.2%
Performance Food Group, Inc. (b) 5.500% 6/01/24	657,000	668,498

Diversified Financial — 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.250% 7/01/20	919,000	935,083
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,542,000	1,598,668
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 7/01/22	1,019,000	1,043,538

	Principal Amount	Value
Ally Financial, Inc. 3.250% 11/05/18	$500,000	$499,375
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,517,562
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/01/22	2,000,000	1,885,260
National Financial Partners Corp. (b) 9.000% 7/15/21	1,192,000	1,148,790

		9,628,276

Electric — 0.9%
NRG Energy, Inc. (b) 7.250% 5/15/26	3,238,000	3,221,810

Electrical Components & Equipment — 0.5%
International Wire Group Holdings, Inc. (b) 8.500% 10/15/17	1,700,000	1,683,000

Engineering & Construction — 0.9%
Zachry Holdings, Inc. (b) 7.500% 2/01/20	3,139,000	3,107,610

Entertainment — 0.8%
WMG Acquisition Corp. (b) 6.750% 4/15/22	2,750,000	2,770,625

Foods — 1.7%
KeHE Distributors LLC/KeHE Finance Corp. (b) 7.625% 8/15/21	3,500,000	3,460,625
Post Holdings, Inc. (b) 7.750% 3/15/24	1,392,000	1,529,460
Post Holdings, Inc. (b) 8.000% 7/15/25	911,000	1,010,071

		6,000,156

Forest Products & Paper — 1.7%
Appvion, Inc. (b) 9.000% 6/01/20	3,622,000	2,046,430
Xerium Technologies, Inc. 8.875% 6/15/18	3,926,000	3,867,110

		5,913,540

Gas — 0.3%
LBC Tank Terminals Holding Netherlands BV (b) 6.875% 5/15/23	1,188,000	1,146,420

Hand & Machine Tools — 0.3%
Apex Tool Group LLC (b) 7.000% 2/01/21	1,212,000	1,045,350

Health Care – Products — 1.7%
Alere, Inc. (b) 6.375% 7/01/23	2,100,000	2,189,250
Alere, Inc. 6.500% 6/15/20	2,065,000	2,054,675

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Halyard Health, Inc. 6.250% 10/15/22	$1,524,000	$1,485,900
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (b) 5.500% 4/15/25	325,000	289,939

		6,019,764

Health Care – Services — 3.1%
HCA, Inc. 5.250% 4/15/25	1,159,000	1,211,155
HCA, Inc. 5.250% 6/15/26	683,000	709,039
HCA, Inc. 5.375% 2/01/25	1,150,000	1,178,750
HCA, Inc. 5.875% 2/15/26	2,241,000	2,325,038
Kindred Healthcare, Inc. 8.750% 1/15/23	1,975,000	1,949,088
RegionalCare Hospital Partners Holdings, Inc. (b) 8.250% 5/01/23	379,000	388,475
Tenet Healthcare Corp. 6.750% 6/15/23	1,042,000	997,715
Tenet Healthcare Corp. 8.125% 4/01/22	2,050,000	2,100,840

		10,860,100

Holding Company – Diversified — 0.5%
Carlson Travel Holdings, Inc. (b) 7.500% 8/15/19	1,755,000	1,676,025

Home Builders — 3.1%
Brookfield Residential Properties, Inc. (b) 6.375% 5/15/25	897,000	818,513
Brookfield Residential Properties, Inc. (b) 6.500% 12/15/20	2,230,000	2,224,425
Lennar Corp. 4.500% 11/15/19	1,151,000	1,198,939
Lennar Corp. 4.750% 5/30/25	1,991,000	1,931,270
M/I Homes, Inc. 6.750% 1/15/21	1,262,000	1,255,690
William Lyon Homes, Inc. 7.000% 8/15/22	1,286,000	1,273,140
William Lyon Homes, Inc. 8.500% 11/15/20	2,238,000	2,299,545

		11,001,522

Insurance — 1.3%
CNO Financial Group, Inc. 4.500% 5/30/20	338,000	349,830
CNO Financial Group, Inc. 5.250% 5/30/25	2,362,000	2,432,860

	Principal Amount	Value
Onex York Acquisition Corp. (b) 8.500% 10/01/22	$2,302,000	$1,697,725

		4,480,415

Iron & Steel — 1.8%
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (b) 6.500% 5/15/21	1,989,000	2,059,411
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (b) 6.375% 5/01/22	3,500,000	3,346,875
United States Steel Corp. (b) 8.375% 7/01/21	770,000	808,500

		6,214,786

Leisure Time — 2.4%
Brunswick Corp. (b) 4.625% 5/15/21	910,000	921,375
Brunswick Corp. 7.125% 8/01/27	4,693,000	5,047,321
Brunswick Corp. 7.375% 9/01/23	650,000	712,400
Carlson Wagonlit BV (b) 6.875% 6/15/19	1,646,000	1,705,668

		8,386,764

Lodging — 0.8%
Interval Acquisition Corp. 5.625% 4/15/23	2,917,000	2,924,292

Machinery – Diversified — 0.3%
Manitowoc Foodservice, Inc. (b) 9.500% 2/15/24	1,045,000	1,167,787

Manufacturing — 3.7%
Amsted Industries, Inc. (b) 5.375% 9/15/24	1,700,000	1,666,000
CTP Transportation Products LLC/CTP Finance, Inc. (b) 8.250% 12/15/19	1,385,000	1,218,800
EnPro Industries, Inc. 5.875% 9/15/22	3,159,000	3,174,795
JB Poindexter & Co., Inc. (b) 9.000% 4/01/22	4,030,000	4,191,200
LSB Industries, Inc. 7.750% 8/01/19	2,613,000	2,603,201

		12,853,996

Media — 9.0%
Altice Financing SA (b) 7.500% 5/15/26	1,597,000	1,565,060
CCO Holdings LLC/CCO Holdings Capital Corp (b) 5.875% 4/01/24	2,700,000	2,801,250

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	$1,438,000	$1,513,351
CCO Holdings LLC/CCO Holdings Capital Corp. (b) 5.875% 5/01/27	1,649,000	1,702,593
DISH DBS Corp. (b) 7.750% 7/01/26	2,285,000	2,353,550
Gray Television, Inc. 7.500% 10/01/20	3,467,000	3,614,347
MHGE Parent LLC/MHGE Parent Finance, Inc. (b) 8.500% 8/01/19	3,000,000	3,030,000
Midcontinent Communications & Midcontinent Finance Corp. (b) 6.875% 8/15/23	1,624,000	1,664,600
Numericable-SFR SAS (b) 6.000% 5/15/22	770,000	748,825
Numericable-SFR SAS (b) 6.250% 5/15/24	385,000	368,156
Numericable-SFR SAS (b) 7.375% 5/01/26	1,966,000	1,943,883
RCN Telecom Services LLC/RCN Capital Corp. (b) 8.500% 8/15/20	3,253,000	3,334,325
Sirius XM Radio, Inc. (b) 5.375% 4/15/25	2,951,000	2,938,089
Sirius XM Radio, Inc. (b) 5.375% 7/15/26	3,300,000	3,275,250
Virgin Media Secured Finance PLC (b) 5.500% 8/15/26	701,000	681,723

		31,535,002

Metal Fabricate & Hardware — 0.1%
Zekelman Industries, Inc. (b) 9.875% 6/15/23	334,000	337,340

Mining — 2.5%
Constellium NV (b) 7.875% 4/01/21	1,443,000	1,488,094
Freeport-McMoRan, Inc. 3.550% 3/01/22	3,715,000	3,269,200
Hecla Mining Co. 6.875% 5/01/21	2,433,000	2,329,597
Teck Resources Ltd. (b) 8.000% 6/01/21	644,000	663,320
Teck Resources Ltd. (b) 8.500% 6/01/24	804,000	834,150

		8,584,361

Oil & Gas — 7.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.500% 4/15/21	374,000	267,410

	Principal Amount	Value
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22	$750,000	$530,625
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.750% 4/15/23	1,045,000	718,438
Citgo Holding, Inc. (b) 10.750% 2/15/20	3,914,000	3,933,570
Continental Resources, Inc. 5.000% 9/15/22	1,201,000	1,173,977
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	4,017,000	2,842,027
Hilcorp Energy I LP/Hilcorp Finance Co. (b) 5.000% 12/01/24	1,280,000	1,193,472
Kosmos Energy Ltd. (b) 7.875% 8/01/21	2,550,000	2,460,750
Kosmos Energy Ltd. (b) 7.875% 8/01/21	1,500,000	1,447,500
Newfield Exploration Co. 5.375% 1/01/26	850,000	826,625
PBF Holding Co. LLC/PBF Finance Corp. (b) 7.000% 11/15/23	1,536,000	1,484,160
Rowan Cos., Inc. 4.750% 1/15/24	2,500,000	2,031,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500% 8/15/22	1,171,000	1,007,060
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 7.500% 7/01/21	1,180,000	1,132,800
Sunoco LP/Sunoco Finance Corp. (b) 5.500% 8/01/20	833,000	822,588
Sunoco LP/Sunoco Finance Corp. (b) 6.250% 4/15/21	1,872,000	1,867,320
Tullow Oil PLC (b) 6.250% 4/15/22	1,660,000	1,328,000

		25,067,572

Oil & Gas Services — 0.3%
SESI LLC 7.125% 12/15/21	1,177,000	1,132,863

Packaging & Containers — 2.3%
Coveris Holdings SA (b) 7.875% 11/01/19	5,235,000	5,084,494
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (b) 7.000% 7/15/24	520,000	535,340

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sealed Air Corp. (b) 6.875% 7/15/33	$2,334,000	$2,474,040

		8,093,874

Pharmaceuticals — 2.0%
Capsugel SA (b) 7.000% 5/15/19	1,167,000	1,169,918
Valeant Pharmaceuticals International, Inc. (b) 6.125% 4/15/25	7,137,000	5,727,442

		6,897,360

Pipelines — 2.5%
Energy Transfer Equity LP 5.500% 6/01/27	500,000	470,000
Energy Transfer Equity LP 5.875% 1/15/24	2,000,000	1,945,000
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	2,125,000	1,986,875
Genesis Energy LP/Genesis Energy Finance Corp. 6.750% 8/01/22	1,200,000	1,164,000
Sabine Pass Liquefaction LLC (b) 5.875% 6/30/26	1,070,000	1,074,013
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	613,000	634,455
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/01/24	1,323,000	1,385,842

		8,660,185

Real Estate Investment Trusts (REITS) — 0.9%
The GEO Group, Inc. 6.000% 4/15/26	1,887,000	1,905,870
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	1,426,000	1,415,305

		3,321,175

Retail — 3.6%
Carrols Restaurant Group, Inc. 8.000% 5/01/22	1,402,000	1,510,655
Family Tree Escrow LLC (b) 5.250% 3/01/20	827,000	851,810
Family Tree Escrow LLC (b) 5.750% 3/01/23	4,733,000	5,028,812
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	258,000	258,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (b) 5.000% 6/01/24	452,000	459,910

	Principal Amount	Value
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (b) 5.250% 6/01/26	$771,000	$790,275
Penske Automotive Group, Inc. 5.500% 5/15/26	4,000,000	3,800,000

		12,699,462

Savings & Loans — 1.4%
Consolidated Energy Finance SA (b) 6.750% 10/15/19	5,110,000	4,803,400

Semiconductors — 0.5%
NXP BV/NXP Funding LLC (b) 4.625% 6/01/23	1,794,000	1,825,395

Software — 1.0%
Infor Software Parent LLC/Infor Software Parent, Inc. (b) 7.125% 5/01/21	4,096,000	3,624,960

Telecommunications — 7.3%
Altice Financing SA (b) 6.500% 1/15/22	1,485,000	1,499,850
Altice Finco SA (b) 8.125% 1/15/24	1,094,000	1,058,445
Altice SA (b) 7.750% 5/15/22	1,955,000	1,974,550
CPI International, Inc. STEP 8.750% 2/15/18	5,117,000	5,078,622
Digicel Ltd. (b) 6.000% 4/15/21	2,100,000	1,800,120
GCI, Inc. 6.875% 4/15/25	3,000,000	3,035,640
Level 3 Financing, Inc. (b) 5.250% 3/15/26	1,139,000	1,116,220
Sprint Corp. 7.250% 9/15/21	1,460,000	1,244,650
Sprint Corp. 7.875% 9/15/23	1,580,000	1,291,650
T-Mobile USA, Inc. 6.000% 4/15/24	951,000	984,285
T-Mobile USA, Inc. 6.500% 1/15/26	1,318,000	1,390,490
West Corp. (b) 5.375% 7/15/22	2,175,000	2,022,750
Wind Acquisition Finance SA (b) 7.375% 4/23/21	3,239,000	3,085,148

		25,582,420

Transportation — 4.8%
Hornbeck Offshore Services, Inc. 5.000% 3/01/21	2,750,000	1,629,375
OPE KAG Finance Sub, Inc. (b) 7.875% 7/31/23	6,839,000	6,736,415
Topaz Marine SA (b) 8.625% 11/01/18	2,838,000	2,673,566

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Watco Cos. LLC/Watco Finance Corp. (b) 6.375% 4/01/23	$2,730,000	$2,702,700
XPO Logistics, Inc. (b) 6.500% 6/15/22	3,382,000	3,225,583

		16,967,639

TOTAL CORPORATE DEBT (Cost $328,262,726)		326,808,619

TOTAL BONDS & NOTES (Cost $340,582,278)		336,647,006

TOTAL LONG-TERM INVESTMENTS (Cost $340,872,922)		336,950,577

SHORT-TERM INVESTMENTS — 3.1%
Commercial Paper — 1.8%
Tyco Electronics Group SA (b) 0.610% 7/01/16	6,200,000	6,199,879

Time Deposit — 1.3%
Euro Time Deposit 0.010% 7/01/16	4,768,256	4,768,256

TOTAL SHORT-TERM INVESTMENTS (Cost $10,968,256)		10,968,135

TOTAL INVESTMENTS — 99.2% (Cost $351,841,178) (c)		347,918,712

Other Assets/(Liabilities) — 0.8%		2,756,418

NET ASSETS — 100.0%		$350,675,130

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

STEP	Step Up Bond
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2016, these securities amounted to a value of $303,571 or 0.09% of net assets.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $211,430,593 or 60.29% of net assets.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 57.9%

COMMON STOCK — 57.8%
Basic Materials — 1.3%
Chemicals — 1.1%
CF Industries Holdings, Inc.	225	$5,422
CSW Industrials, Inc. (a)	3,900	127,179
The Dow Chemical Co.	4,493	223,347
E.I. du Pont de Nemours & Co.	2,471	160,121
Eastman Chemical Co.	2,194	148,973
Ecolab, Inc.	4	474
FMC Corp.	1,600	74,096
GCP Applied Technologies, Inc. (a)	7,300	190,092
Ingevity Corp. (a)	2,100	71,484
International Flavors & Fragrances, Inc.	3	378
LyondellBasell Industries NV Class A	2,660	197,957
Monsanto Co.	49	5,067
The Mosaic Co.	300	7,854
PPG Industries, Inc.	938	97,693
Praxair, Inc.	4	450
The Sherwin-Williams Co.	7	2,056

		1,312,643

Forest Products & Paper — 0.0%
International Paper Co.	607	25,725

Iron & Steel — 0.1%
Nucor Corp.	2,161	106,775

Mining — 0.1%
Alcoa, Inc.	46	426
Freeport-McMoRan, Inc.	48	535
Newmont Mining Corp.	1,584	61,966
Vulcan Materials Co.	98	11,795

		74,722

		1,519,865

Communications — 6.8%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	933	21,552
Omnicom Group, Inc.	798	65,029

		86,581

Internet — 2.6%
Akamai Technologies, Inc. (a)	10	559
Alphabet, Inc. Class A (a)	1,024	720,415
Alphabet, Inc. Class C (a)	336	232,545
Amazon.com, Inc. (a)	556	397,885
eBay, Inc. (a)	9,965	233,281
Expedia, Inc.	743	78,981
F5 Networks, Inc. (a)	1,210	137,746
Facebook, Inc. Class A (a)	8,330	951,952
Netflix, Inc. (a)	492	45,008

	Number of Shares	Value
The Priceline Group, Inc. (a)	4	$4,994
Symantec Corp.	979	20,109
TripAdvisor, Inc. (a)	43	2,765
VeriSign, Inc. (a)	1,889	163,323
Yahoo!, Inc. (a)	34	1,277

		2,990,840

Media — 1.7%
CBS Corp. Class B	1,570	85,471
Charter Communications, Inc. Class A (a)	346	79,109
Comcast Corp. Class A	7,881	513,762
Discovery Communications, Inc. Class A (a)	8,900	224,547
Discovery Communications, Inc. Class C (a)	7,700	183,645
Liberty Broadband Corp. Class A (a)	700	41,580
News Corp. Class A	30	341
Scripps Networks Interactive Class A	3,624	225,667
Starz Class A (a)	3,650	109,208
TEGNA, Inc.	807	18,698
Time Warner, Inc.	2,488	182,968
Tribune Media Co. Class A	2,900	113,622
Twenty-First Century Fox, Inc. Class A	2,921	79,013
Viacom, Inc. Class B	2,690	111,554
The Walt Disney Co.	382	37,367

		2,006,552

Telecommunications — 2.4%
AT&T, Inc.	14,930	645,125
CenturyLink, Inc.	8,754	253,954
Cisco Systems, Inc.	30,024	861,389
Corning, Inc.	1,774	36,331
Frontier Communications Corp.	1,070	5,286
Juniper Networks, Inc.	3,948	88,790
Motorola Solutions, Inc.	3,134	206,750
Verizon Communications, Inc.	10,232	571,355
Windstream Holdings, Inc.	6,200	57,474

		2,726,454

		7,810,427

Consumer, Cyclical — 7.6%
Airlines — 0.5%
Alaska Air Group, Inc.	3,900	227,331
American Airlines Group, Inc.	1,800	50,958
Delta Air Lines, Inc.	5,000	182,150
Southwest Airlines Co.	3,966	155,507

		615,946

Apparel — 0.4%
Michael Kors Holdings Ltd. (a)	4,200	207,816
Nike, Inc. Class B	1,384	76,397
Ralph Lauren Corp.	1,300	116,506

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	500	$30,745

		431,464

Auto Manufacturers — 0.5%
Ford Motor Co.	18,462	232,067
General Motors Co.	6,400	181,120
Oshkosh Corp.	2,400	114,504
PACCAR, Inc.	34	1,764

		529,455

Automotive & Parts — 0.5%
Allison Transmission Holdings, Inc.	3,400	95,982
Delphi Automotive PLC	2,700	169,020
The Goodyear Tire & Rubber Co.	6,361	163,223
Johnson Controls, Inc.	2,305	102,020

		530,245

Distribution & Wholesale — 0.3%
Fastenal Co.	70	3,107
Genuine Parts Co.	536	54,270
W.W. Grainger, Inc.	894	203,161
WESCO International, Inc. (a)	850	43,767

		304,305

Entertainment — 0.3%
Gaming and Leisure Properties, Inc.	7,300	251,704
The Madison Square Garden Co. Class A (a)	790	136,283

		387,987

Home Builders — 0.1%
D.R. Horton, Inc.	2,659	83,706
PulteGroup, Inc.	74	1,442

		85,148

Home Furnishing — 0.1%
Harman International Industries, Inc.	124	8,906
Whirlpool Corp.	324	53,991

		62,897

Housewares — 0.0%
Newell Brands, Inc.	1,083	52,601

Leisure Time — 0.1%
Carnival Corp.	173	7,647
Harley-Davidson, Inc.	8	362
Royal Caribbean Cruises Ltd.	1,500	100,725

		108,734

Lodging — 0.4%
Marriott International, Inc. Class A	713	47,386
Starwood Hotels & Resorts Worldwide, Inc.	1,960	144,942
Wyndham Worldwide Corp.	3,222	229,503
Wynn Resorts Ltd.	9	816

		422,647

	Number of Shares	Value
Retail — 4.3%
AutoNation, Inc. (a)	20	$940
AutoZone, Inc. (a)	96	76,209
Bed Bath & Beyond, Inc.	373	16,121
Best Buy Co., Inc.	8,208	251,165
Coach, Inc.	84	3,422
Costco Wholesale Corp.	248	38,946
CVS Health Corp.	2,603	249,211
Darden Restaurants, Inc.	473	29,960
Dollar General Corp.	600	56,400
Dollar Tree, Inc. (a)	71	6,691
The Gap, Inc.	505	10,716
The Home Depot, Inc.	7,270	928,306
Kohl’s Corp.	361	13,689
L Brands, Inc.	600	40,278
Lowe’s Cos., Inc.	5,129	406,063
Macy’s, Inc.	740	24,871
McDonald’s Corp.	5,415	651,641
Nordstrom, Inc.	3,411	129,789
O’Reilly Automotive, Inc. (a)	484	131,212
PVH Corp.	1,650	155,480
Ross Stores, Inc.	1,392	78,912
Staples, Inc.	24,283	209,319
Starbucks Corp.	1,290	73,685
Target Corp.	2,267	158,282
Tiffany & Co.	111	6,731
The TJX Cos., Inc.	1,140	88,042
Urban Outfitters, Inc. (a)	7,560	207,900
Vista Outdoor, Inc. (a)	3,500	167,055
Wal-Mart Stores, Inc.	8,553	624,540
Walgreens Boots Alliance, Inc.	306	25,481
Yum! Brands, Inc.	1,736	143,949

		5,005,006

Textiles — 0.0%
Cintas Corp.	449	44,060

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	747	62,740
Mattel, Inc.	361	11,296

		74,036

		8,654,531

Consumer, Non-cyclical — 14.2%
Agriculture — 1.2%
Altria Group, Inc.	8,041	554,508
Archer-Daniels-Midland Co.	3,926	168,386
Philip Morris International, Inc.	4,896	498,021
Reynolds American, Inc.	2,282	123,068

		1,343,983

Beverages — 1.3%
Brown-Forman Corp. Class B	1	100
The Coca-Cola Co.	9,824	445,322
Coca-Cola European Partners PLC	1,485	53,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Constellation Brands, Inc. Class A	672	$111,149
Dr. Pepper Snapple Group, Inc.	2,210	213,552
Molson Coors Brewing Co. Class B	436	44,093
Monster Beverage Corp. (a)	250	40,177
PepsiCo, Inc.	6,082	644,327

		1,551,720

Biotechnology — 1.2%
Amgen, Inc.	4,915	747,817
Biogen, Inc. (a)	524	126,714
Celgene Corp. (a)	8	789
Gilead Sciences, Inc.	5,622	468,987

		1,344,307

Commercial Services — 1.2%
Automatic Data Processing, Inc.	621	57,051
Equifax, Inc.	216	27,734
Global Payments, Inc.	3,300	235,554
H&R Block, Inc.	42	966
McKesson Corp.	541	100,978
Moody’s Corp.	325	30,456
Paychex, Inc.	813	48,374
PayPal Holdings, Inc. (a)	65	2,373
Quanta Services, Inc. (a)	6,124	141,587
Robert Half International, Inc.	35	1,336
S&P Global, Inc.	89	9,546
Sotheby’s	2,000	54,800
Total System Services, Inc.	4,721	250,732
United Rentals, Inc. (a)	2,000	134,200
Visa, Inc. Class A	1,360	100,871
The Western Union Co.	8,307	159,328

		1,355,886

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.	2,506	183,439
Coty, Inc. Class A	4,100	106,559
The Estee Lauder Cos., Inc. Class A	796	72,452
The Procter & Gamble Co.	2,933	248,337

		610,787

Foods — 1.6%
Campbell Soup Co.	1,265	84,160
ConAgra Foods, Inc.	3,234	154,617
General Mills, Inc.	2,094	149,344
The Hershey Co.	419	47,552
Hormel Foods Corp.	7,188	263,081
The J.M. Smucker Co.	724	110,345
Kellogg Co.	135	11,023
The Kraft Heinz Co.	1,673	148,027
The Kroger Co.	3,568	131,267
McCormick & Co., Inc.	73	7,787
Mondelez International, Inc. Class A	7,921	360,485
Sysco Corp.	1,366	69,311
Tyson Foods, Inc. Class A	3,920	261,817
Whole Foods Market, Inc.	72	2,305

		1,801,121

	Number of Shares	Value
Health Care – Products — 2.4%
Baxter International, Inc.	4,822	$218,051
Becton, Dickinson & Co.	911	154,496
Boston Scientific Corp. (a)	4,421	103,319
C.R. Bard, Inc.	774	182,014
Edwards Lifesciences Corp. (a)	540	53,854
Hologic, Inc. (a)	5,100	176,460
Intuitive Surgical, Inc. (a)	14	9,260
Johnson & Johnson	11,469	1,391,190
Medtronic PLC	1,816	157,574
St. Jude Medical, Inc.	98	7,644
Stryker Corp.	889	106,529
Varian Medical Systems, Inc. (a)	674	55,423
West Pharmaceutical Services, Inc.	900	68,292
Zimmer Biomet Holdings, Inc.	364	43,818

		2,727,924

Health Care – Services — 1.5%
Aetna, Inc.	902	110,161
Anthem, Inc.	1,728	226,956
Cigna Corp.	739	94,585
DaVita HealthCare Partners, Inc. (a)	46	3,557
DENTSPLY SIRONA, Inc.	1,561	96,844
HCA Holdings, Inc. (a)	2,900	223,329
Humana, Inc.	225	40,473
Laboratory Corporation of America Holdings (a)	1	130
Quest Diagnostics, Inc.	635	51,695
Thermo Fisher Scientific, Inc.	1,868	276,016
UnitedHealth Group, Inc.	3,981	562,117
Universal Health Services, Inc. Class B	110	14,751

		1,700,614

Household Products — 0.2%
Avery Dennison Corp.	2,382	178,055
The Clorox Co.	547	75,699
Kimberly-Clark Corp.	100	13,748

		267,502

Pharmaceuticals — 3.1%
Abbott Laboratories	4,304	169,190
AbbVie, Inc.	4,104	254,079
Allergan PLC (a)	79	18,256
AmerisourceBergen Corp.	430	34,108
Bristol-Myers Squibb Co.	312	22,948
Cardinal Health, Inc.	1,755	136,907
Eli Lilly & Co.	1,007	79,301
Endo International PLC (a)	2,800	43,652
Express Scripts Holding Co. (a)	4,245	321,771
Mallinckrodt PLC (a)	5,320	323,350
Mead Johnson Nutrition Co.	1,124	102,003
Merck & Co., Inc.	9,529	548,966
Mylan NV (a)	3,159	136,595
Patterson Cos., Inc.	61	2,921

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pfizer, Inc.	31,622	$1,113,411
Shire PLC Sponsored ADR (Ireland)	181	33,318
Zoetis, Inc.	6,110	289,981

		3,630,757

		16,334,601

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	36	624

Energy — 3.3%
Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	4,300	208,464

Oil & Gas — 2.8%
Anadarko Petroleum Corp.	97	5,165
Apache Corp.	2,298	127,930
Cabot Oil & Gas Corp.	92	2,368
Chesapeake Energy Corp. (a)	98	419
Chevron Corp.	5,680	595,434
ConocoPhillips	1,910	83,276
Devon Energy Corp.	17	616
Diamond Offshore Drilling, Inc.	5,685	138,316
EOG Resources, Inc.	92	7,675
EQT Corp.	29	2,246
Exxon Mobil Corp.	13,149	1,232,587
Helmerich & Payne, Inc.	40	2,685
Hess Corp.	4,547	273,275
Marathon Oil Corp.	6,585	98,841
Marathon Petroleum Corp.	2,664	101,125
Murphy Oil Corp.	22	699
Murphy USA, Inc. (a)	926	68,672
Noble Energy, Inc.	66	2,367
Occidental Petroleum Corp.	30	2,267
Phillips 66	105	8,331
Pioneer Natural Resources Co.	3	454
Range Resources Corp.	99	4,271
Southwestern Energy Co. (a)	900	11,322
Tesoro Corp.	2,726	204,232
Valero Energy Corp.	5,410	275,910

		3,250,483

Oil & Gas Services — 0.3%
Baker Hughes, Inc.	74	3,340
FMC Technologies, Inc. (a)	72	1,920
Halliburton Co.	71	3,215
National Oilwell Varco, Inc.	1,009	33,953
Schlumberger Ltd.	787	62,236
Transocean Ltd.	19,700	234,233

		338,897

Pipelines — 0.0%
Columbia Pipeline Group, Inc.	72	1,835
Kinder Morgan, Inc.	60	1,123
Spectra Energy Corp.	71	2,601

	Number of Shares	Value
The Williams Cos., Inc.	33	$714

		6,273

		3,804,117

Financial — 8.6%
Banks — 1.8%
Bank of America Corp.	17,242	228,801
The Bank of New York Mellon Corp.	3,995	155,206
BB&T Corp.	2,712	96,574
Capital One Financial Corp.	2,075	131,783
Comerica, Inc.	124	5,100
Fifth Third Bancorp	13,121	230,798
Huntington Bancshares, Inc.	1,110	9,924
KeyCorp	3,472	38,366
M&T Bank Corp.	281	33,223
Northern Trust Corp.	1,061	70,302
The PNC Financial Services Group, Inc.	645	52,497
Regions Financial Corp.	32,843	279,494
State Street Corp.	385	20,759
SunTrust Banks, Inc.	5,800	238,264
U.S. Bancorp	3,029	122,160
Wells Fargo & Co.	6,864	324,873
Zions Bancorp	249	6,257

		2,044,381

Diversified Financial — 2.5%
American Express Co.	3,188	193,703
Ameriprise Financial, Inc.	205	18,419
BlackRock, Inc.	130	44,529
The Charles Schwab Corp.	4,422	111,921
Citigroup, Inc.	6,784	287,574
CME Group, Inc.	555	54,057
Discover Financial Services	4,595	246,246
E*TRADE Financial Corp. (a)	7,793	183,058
Franklin Resources, Inc.	2,648	88,364
The Goldman Sachs Group, Inc.	1,018	151,254
Intercontinental Exchange, Inc.	152	38,906
Invesco Ltd.	2,123	54,221
JP Morgan Chase & Co.	12,065	749,719
Legg Mason, Inc.	3,097	91,331
MasterCard, Inc. Class A	1,450	127,687
Morgan Stanley	4,296	111,610
Nasdaq, Inc.	422	27,291
Navient Corp.	17,518	209,340
NorthStar Asset Management Group, Inc.	2,000	20,420
Synchrony Financial (a)	3,000	75,840
T. Rowe Price Group, Inc.	86	6,275

		2,891,765

Insurance — 2.3%
Aflac, Inc.	3,845	277,455
The Allstate Corp.	1,786	124,931

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American International Group, Inc.	1,011	$53,472
Aon PLC	706	77,116
Assurant, Inc.	2,810	242,531
Berkshire Hathaway, Inc. Class B (a)	1,623	234,994
Chubb Ltd.	2,224	290,699
Cincinnati Financial Corp.	3,624	271,401
Fidelity & Guaranty Life	1,700	39,406
The Hartford Financial Services Group, Inc.	1,190	52,812
Lincoln National Corp.	458	17,757
Loews Corp.	334	13,724
Marsh & McLennan Cos., Inc.	1,230	84,206
MetLife, Inc.	3,729	148,526
Principal Financial Group, Inc.	735	30,216
The Progressive Corp.	1,634	54,739
Prudential Financial, Inc.	2,235	159,445
Torchmark Corp.	2,080	128,585
The Travelers Cos., Inc.	1,043	124,159
Unum Group	7,135	226,822
XL Group PLC	297	9,893

		2,662,889

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	1,198	31,723
Four Corners Property Trust, Inc.	3,200	65,888

		97,611

Real Estate Investment Trusts (REITS) — 1.8%
American Tower Corp.	198	22,495
Apartment Investment & Management Co. Class A	164	7,242
AvalonBay Communities, Inc.	424	76,485
Boston Properties, Inc.	7	923
Colony Starwood Homes	2,400	73,008
Crown Castle International Corp.	400	40,572
Digital Realty Trust, Inc.	810	88,282
Equity Residential	3,201	220,485
Essex Property Trust, Inc.	300	68,427
Extra Space Storage, Inc.	800	74,032
Federal Realty Investment Trust	510	84,430
General Growth Properties, Inc.	400	11,928
HCP, Inc.	976	34,531
Host Hotels & Resorts, Inc.	11,930	193,385
Iron Mountain, Inc.	73	2,908
Kimco Realty Corp.	8,810	276,458
The Macerich Co.	3,100	264,709
Mack-Cali Realty Corp.	2,050	55,350
Prologis, Inc.	1,616	79,249
Public Storage	417	106,581
Simon Property Group, Inc.	654	141,853
SL Green Realty Corp.	100	10,647
Ventas, Inc.	36	2,621
Vornado Realty Trust	265	26,532
Welltower, Inc.	274	20,870

	Number of Shares	Value
Weyerhaeuser Co.	93	$2,769

		1,986,772

Savings & Loans — 0.1%
Beneficial Bancorp, Inc. (a)	6,800	86,496
People’s United Financial, Inc.	3,659	53,641

		140,137

		9,823,555

Industrial — 6.4%
Aerospace & Defense — 1.0%
The Boeing Co.	2,036	264,415
General Dynamics Corp.	88	12,253
Harris Corp.	1,154	96,290
KLX, Inc. (a)	2,900	89,900
L-3 Communications Holdings, Inc.	1,334	195,684
Lockheed Martin Corp.	421	104,479
Northrop Grumman Corp.	653	145,149
Raytheon Co.	186	25,287
Rockwell Collins, Inc.	57	4,853
TransDigm Group, Inc. (a)	390	102,839
United Technologies Corp.	1,052	107,883

		1,149,032

Airlines — 0.2%
United Continental Holdings, Inc. (a)	4,800	196,992

Building Materials — 0.5%
Armstrong Flooring, Inc. (a)	10,560	178,992
Martin Marietta Materials, Inc.	750	144,000
Masco Corp.	7,494	231,864

		554,856

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	2,343	122,211
Energizer Holdings, Inc.	4,800	247,152

		369,363

Electronics — 0.7%
Agilent Technologies, Inc.	4,573	202,858
Allegion PLC	2,200	152,746
Amphenol Corp. Class A	72	4,128
FLIR Systems, Inc.	35	1,083
Kimball Electronics, Inc. (a)	7,900	98,355
Knowles Corp. (a)	5,500	75,240
PerkinElmer, Inc.	1,524	79,888
TE Connectivity Ltd.	2,200	125,642
Waters Corp. (a)	300	42,195

		782,135

Engineering & Construction — 0.2%
Fluor Corp.	647	31,884
Jacobs Engineering Group, Inc. (a)	4,624	230,322

		262,206

Environmental Controls — 0.0%
Republic Services, Inc.	87	4,464

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Stericycle, Inc. (a)	87	$9,059
Waste Management, Inc.	445	29,490

		43,013

Hand & Machine Tools — 0.1%
Snap-on, Inc.	85	13,415
Stanley Black & Decker, Inc.	1,032	114,779

		128,194

Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	1,050	79,600
Hyster-Yale Materials Handling, Inc.	1,800	107,082

		186,682

Machinery – Diversified — 0.6%
AGCO Corp.	2,200	103,686
Cummins, Inc.	1,803	202,729
Deere & Co.	81	6,564
Flowserve Corp.	91	4,111
The Manitowoc Co., Inc.	5,800	31,610
Rockwell Automation, Inc.	576	66,136
Roper Technologies, Inc.	434	74,023
SPX FLOW, Inc. (a)	5,000	130,350
Xylem, Inc.	701	31,300

		650,509

Manufacturing — 2.0%
3M Co.	1,165	204,015
Danaher Corp.	1,672	168,872
Dover Corp.	603	41,800
Eaton Corp. PLC	1,782	106,439
General Electric Co.	27,586	868,407
Honeywell International, Inc.	2,125	247,180
Illinois Tool Works, Inc.	1,360	141,658
Ingersoll-Rand PLC	2,600	165,568
Leggett & Platt, Inc.	1,595	81,520
Parker Hannifin Corp.	1,860	200,973
Pentair PLC	1,619	94,371
Textron, Inc.	985	36,012

		2,356,815

Packaging & Containers — 0.1%
Ball Corp.	420	30,362
Owens-Illinois, Inc. (a)	422	7,600
Sealed Air Corp.	447	20,549
WestRock Co.	5	194

		58,705

Transportation — 0.5%
C.H. Robinson Worldwide, Inc.	1,754	130,234
CSX Corp.	73	1,904
Expeditors International of Washington, Inc.	1,984	97,295
FedEx Corp.	946	143,584
Norfolk Southern Corp.	983	83,683
Ryder System, Inc.	274	16,752

	Number of Shares	Value
Union Pacific Corp.	990	$86,378
United Parcel Service, Inc. Class B	705	75,943

		635,773

		7,374,275

Technology — 7.7%
Computers — 2.6%
Accenture PLC Class A	920	104,227
Apple, Inc.	12,406	1,186,014
Cognizant Technology Solutions Corp. Class A (a)	1,718	98,338
CSRA, Inc.	275	6,443
EMC Corp.	3,153	85,667
Hewlett Packard Enterprise Co.	2,563	46,826
HP, Inc.	19,863	249,281
International Business Machines Corp.	4,830	733,097
NCR Corp. (a)	5,500	152,735
NetApp, Inc.	609	14,975
Science Applications International Corp.	2,900	169,215
Seagate Technology PLC	1,200	29,232
Teradata Corp. (a)	4,198	105,244
Western Digital Corp.	520	24,575

		3,005,869

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	5,799	103,222
Xerox Corp.	13,773	130,706

		233,928

Semiconductors — 2.1%
Analog Devices, Inc.	59	3,342
Applied Materials, Inc.	4,867	116,662
Broadcom Ltd.	284	44,134
Intel Corp.	20,611	676,041
KLA-Tencor Corp.	3,598	263,553
Lam Research Corp.	1,563	131,386
Linear Technology Corp.	2,181	101,482
Microchip Technology, Inc.	1,024	51,978
Micron Technology, Inc. (a)	14,633	201,350
NVIDIA Corp.	4,285	201,438
QUALCOMM, Inc.	4,488	240,422
Skyworks Solutions, Inc.	90	5,695
Texas Instruments, Inc.	4,645	291,009
Xilinx, Inc.	1,561	72,009

		2,400,501

Software — 2.8%
Activision Blizzard, Inc.	2,300	91,149
Adobe Systems, Inc. (a)	1,405	134,585
Autodesk, Inc. (a)	47	2,545
CA, Inc.	6,485	212,903
CDK Global, Inc.	2,850	158,146
Citrix Systems, Inc. (a)	2,645	211,838
The Dun & Bradstreet Corp.	1,499	182,638

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronic Arts, Inc. (a)	1,086	$82,275
Fidelity National Information Services, Inc.	1,660	122,309
Fiserv, Inc. (a)	1,194	129,824
Intuit, Inc.	959	107,034
Microsoft Corp.	22,841	1,168,774
Oracle Corp.	11,088	453,832
Red Hat, Inc. (a)	624	45,302
Salesforce.com, Inc. (a)	880	69,881

		3,173,035

		8,813,333

Utilities — 1.9%
Electric — 1.9%
The AES Corp.	977	12,193
Ameren Corp.	1,072	57,438
American Electric Power Co., Inc.	1,696	118,873
CenterPoint Energy, Inc.	935	22,440
CMS Energy Corp.	1,110	50,905
Consolidated Edison, Inc.	909	73,120
Dominion Resources, Inc.	362	28,211
DTE Energy Co.	612	60,661
Duke Energy Corp.	1,486	127,484
Edison International	1,534	119,146
Entergy Corp.	711	57,840
Eversource Energy	622	37,258
Exelon Corp.	5,723	208,088
FirstEnergy Corp.	5,666	197,800
NextEra Energy, Inc.	1,496	195,078
NRG Energy, Inc.	7,720	115,723
PG&E Corp.	323	20,646
Pinnacle West Capital Corp.	250	20,265
PPL Corp.	3,384	127,746
Public Service Enterprise Group, Inc.	1,209	56,351
SCANA Corp.	572	43,278
The Southern Co.	4,234	227,069
TECO Energy, Inc.	3,298	91,157
WEC Energy Group, Inc.	364	23,769
Xcel Energy, Inc.	1,145	51,273

		2,143,812

Gas — 0.0%
AGL Resources, Inc.	516	34,041
NiSource, Inc.	172	4,561
Sempra Energy	102	11,630

		50,232

		2,194,044

TOTAL COMMON STOCK (Cost $64,937,530)		66,329,372

	Number of Shares	Value
PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	5,000	$134,650

TOTAL PREFERRED STOCK (Cost $125,000)		134,650

TOTAL EQUITIES (Cost $65,062,530)		66,464,022

	Principal Amount
BONDS & NOTES — 32.3%

CORPORATE DEBT — 12.0%
Advertising — 0.0%
WPP Finance 2010 4.750% 11/21/21	$20,000	22,187

Aerospace & Defense — 0.0%
Spirit AeroSystems, Inc. 3.850% 6/15/26	25,000	25,835
United Technologies Corp. 6.125% 7/15/38	15,000	20,546

		46,381

Agriculture — 0.2%
Altria Group, Inc. 4.250% 8/09/42	20,000	21,836
Bunge Ltd. Finance Corp. 3.200% 6/15/17	45,000	45,699
Bunge Ltd. Finance Corp. 3.500% 11/24/20	30,000	31,447
Reynolds American, Inc. 3.250% 6/12/20	30,000	31,713
Reynolds American, Inc. 5.850% 8/15/45	30,000	38,332

		169,027

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	22,835	23,748
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	12,969	13,098
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	85,000	86,275
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	28,282	29,823

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WestJet Airlines Ltd. (b) 3.500% 6/16/21	$125,000	$125,997

		278,941

Auto Manufacturers — 0.2%
General Motors Co. 5.200% 4/01/45	60,000	59,444
General Motors Co. 6.600% 4/01/36	40,000	45,868
General Motors Financial Co., Inc. 3.200% 7/13/20	80,000	81,046
Hyundai Capital America (b) 2.550% 2/06/19	40,000	40,660

		227,018

Automotive & Parts — 0.0%
Lear Corp. 4.750% 1/15/23	28,000	28,770
Lear Corp. 5.375% 3/15/24	20,000	21,050

		49,820

Banks — 0.8%
Associated Banc-Corp. 2.750% 11/15/19	110,000	111,327
Bank of America Corp. 4.750% 4/21/45	40,000	40,866
Bank of America Corp. 5.650% 5/01/18	60,000	64,299
Discover Bank 2.000% 2/21/18	45,000	45,146
First Horizon National Corp. 3.500% 12/15/20	120,000	121,099
ICICI Bank Ltd. (b) 4.750% 11/25/16	59,000	59,678
JP Morgan Chase & Co. 3.375% 5/01/23	10,000	10,195
JP Morgan Chase & Co. 3.875% 9/10/24	50,000	51,767
Regions Financial Corp. 7.500% 5/15/18	30,000	32,901
SVB Financial Group 3.500% 1/29/25	135,000	134,589
SVB Financial Group 5.375% 9/15/20	15,000	16,744
Valley National Bancorp 5.125% 9/27/23	50,000	53,565
Wells Fargo & Co. 4.300% 7/22/27	145,000	156,561

		898,737

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	125,000	146,480

	Principal Amount	Value
Molson Coors Brewing Co. (c) 2.100% 7/15/21	$35,000	$35,106
Molson Coors Brewing Co. (c) 3.000% 7/15/26	60,000	59,941
Molson Coors Brewing Co. (c) 4.200% 7/15/46	35,000	35,150

		276,677

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	45,000	51,212

Building Materials — 0.1%
CRH America, Inc. 8.125% 7/15/18	50,000	56,138
Lafarge SA 6.500% 7/15/16	45,000	45,055
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.731% 6/30/17	50,000	49,843
Owens Corning, Inc. 6.500% 12/01/16	3,000	3,042
Owens Corning, Inc. 9.000% 6/15/19	10,000	11,583

		165,661

Chemicals — 0.2%
Ashland, Inc. 6.875% 5/15/43	11,000	11,000
The Dow Chemical Co. 8.550% 5/15/19	15,000	17,806
Ecolab, Inc. 4.350% 12/08/21	15,000	16,981
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	25,000	27,280
RPM International, Inc. 6.125% 10/15/19	50,000	55,637
RPM International, Inc. 6.500% 2/15/18	20,000	21,397
Valspar Corp. 7.250% 6/15/19	25,000	28,505

		178,606

Commercial Services — 0.0%
ERAC USA Finance LLC (b) 2.800% 11/01/18	15,000	15,373

Computers — 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 4.420% 6/15/21	70,000	72,049
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 6.020% 6/15/26	15,000	15,637

		87,686

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	$10,000	$10,587

Diversified Financial — 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	180,000	184,185
Affiliated Managers Group, Inc. 3.500% 8/01/25	70,000	69,926
Affiliated Managers Group, Inc. 4.250% 2/15/24	51,000	53,984
Air Lease Corp. 3.375% 1/15/19	90,000	91,800
Air Lease Corp. 3.375% 6/01/21	35,000	35,874
Air Lease Corp. 3.875% 4/01/21	60,000	61,800
Air Lease Corp. STEP 5.625% 4/01/17	15,000	15,319
Ares Finance Co. LLC (b) 4.000% 10/08/24	85,000	83,001
BGC Partners, Inc. (b) 5.125% 5/27/21	100,000	101,812
Citigroup, Inc. 5.375% 8/09/20	50,000	56,110
Citigroup, Inc. 5.875% 1/30/42	20,000	25,316
Citigroup, Inc. 8.125% 7/15/39	15,000	23,394
Eaton Vance Corp. 6.500% 10/02/17	4,000	4,223
General Electric Capital Corp. 6.875% 1/10/39	55,000	83,020
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	50,054
The Goldman Sachs Group, Inc. 5.750% 1/24/22	40,000	46,438
The Goldman Sachs Group, Inc. 6.150% 4/01/18	20,000	21,550
Hyundai Capital America (b) 2.875% 8/09/18	30,000	30,742
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	235,000	236,010
International Lease Finance Corp. 3.875% 4/15/18	55,000	56,008
International Lease Finance Corp. STEP 8.750% 3/15/17	20,000	20,880
JP Morgan Chase & Co. 4.500% 1/24/22	40,000	44,514
JP Morgan Chase & Co. 5.600% 7/15/41	45,000	57,061

	Principal Amount	Value
Lazard Group LLC 6.850% 6/15/17	$13,000	$13,595
Legg Mason, Inc. 5.625% 1/15/44	35,000	35,959
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	28,162
Nasdaq, Inc. 3.850% 6/30/26	25,000	25,400

		1,556,137

Electric — 1.0%
Ameren Corp. 3.650% 2/15/26	25,000	26,957
Appalachian Power Co. 3.400% 6/01/25	90,000	95,511
Entergy Arkansas, Inc. 3.500% 4/01/26	10,000	10,960
Entergy Louisiana LLC 4.950% 1/15/45	40,000	41,961
Florida Power & Light Co. 4.950% 6/01/35	25,000	30,383
IPALCO Enterprises, Inc. 3.450% 7/15/20	200,000	203,000
LG&E and KU Energy LLC 4.375% 10/01/21	60,000	66,213
Metropolitan Edison Co. (b) 4.000% 4/15/25	50,000	52,291
National Fuel Gas Co. 3.750% 3/01/23	20,000	19,424
Nevada Power Co. Series N 6.650% 4/01/36	20,000	27,749
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	35,000	36,064
NiSource Finance Corp. 5.800% 2/01/42	40,000	51,186
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	32,545
Pennsylvania Electric Co. (b) 4.150% 4/15/25	70,000	71,569
PPL Capital Funding, Inc. 1.900% 6/01/18	15,000	15,053
PPL Capital Funding, Inc. 5.000% 3/15/44	45,000	50,352
Progress Energy, Inc. 7.000% 10/30/31	5,000	6,733
Puget Energy, Inc. 3.650% 5/15/25	5,000	5,134
Puget Energy, Inc. 6.500% 12/15/20	59,000	68,727
Southern California Edison Co. 5.950% 2/01/38	20,000	26,946
The Southern Co. 1.850% 7/01/19	40,000	40,506

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transelec SA (b) 4.625% 7/26/23	$25,000	$25,963
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	17,914	18,997
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	41,582
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	52,452
Xcel Energy, Inc. 3.300% 6/01/25	45,000	47,463

		1,165,721

Electronics — 0.2%
Amphenol Corp. 2.550% 1/30/19	50,000	50,865
Amphenol Corp. 4.000% 2/01/22	20,000	21,259
Arrow Electronics, Inc. 3.500% 4/01/22	60,000	61,484
Avnet, Inc. 4.875% 12/01/22	23,000	24,983
FLIR Systems, Inc. 3.125% 6/15/21	35,000	35,937

		194,528

Engineering & Construction — 0.0%
SBA Tower Trust (b) (c) 2.877% 7/15/46	40,000	39,988

Environmental Controls — 0.0%
Republic Services, Inc. 3.800% 5/15/18	30,000	31,389
Republic Services, Inc. 5.250% 11/15/21	5,000	5,779

		37,168

Foods — 0.2%
Kraft Foods, Inc. 6.500% 2/09/40	14,000	18,993
Kraft Heinz Foods Co. (b) 3.000% 6/01/26	95,000	95,777
The Kroger Co. 2.600% 2/01/21	25,000	25,962
Tyson Foods, Inc. 2.650% 8/15/19	15,000	15,410
Tyson Foods, Inc. 4.875% 8/15/34	25,000	27,890

		184,032

Forest Products & Paper — 0.2%
Sappi Papier Holding GmbH (b) 7.750% 7/15/17	255,000	264,563

Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc. 2.451% 11/17/18	50,000	51,087

	Principal Amount	Value
Health Care – Products — 0.1%
Boston Scientific Corp. 6.000% 1/15/20	$35,000	$39,843
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	115,000	118,531

		158,374

Health Care – Services — 0.2%
Aetna, Inc. 2.400% 6/15/21	50,000	51,014
Aetna, Inc. 3.200% 6/15/26	60,000	61,729
Aetna, Inc. 4.375% 6/15/46	15,000	15,578
Kaiser Foundation Hospitals 3.500% 4/01/22	15,000	16,133
UnitedHealth Group, Inc. 6.875% 2/15/38	45,000	65,667

		210,121

Home Builders — 0.2%
Lennar Corp. 4.750% 12/15/17	275,000	279,813

Housewares — 0.1%
Newell Brands, Inc. 3.850% 4/01/23	60,000	63,640
Newell Rubbermaid, Inc. 2.050% 12/01/17	15,000	15,122

		78,762

Insurance — 1.0%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	70,000	71,785
American International Group, Inc. 3.900% 4/01/26	75,000	77,290
AXIS Specialty Finance PLC 2.650% 4/01/19	20,000	20,216
Brown & Brown, Inc. 4.200% 9/15/24	16,000	16,317
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	31,000	26,970
CNA Financial Corp. 3.950% 5/15/24	40,000	42,063
CNA Financial Corp. 7.350% 11/15/19	40,000	46,190
CNO Financial Group, Inc. 4.500% 5/30/20	60,000	62,100
CNO Financial Group, Inc. 5.250% 5/30/25	72,000	74,160
MetLife Capital Trust IV (b) 7.875% 12/15/37	70,000	83,475

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Principal Financial Group, Inc. 8.875% 5/15/19	$30,000	$35,599
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	28,000	27,454
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	45,000	46,927
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	25,000	25,210
Reinsurance Group of America, Inc. 3.950% 9/15/26	65,000	66,976
Reinsurance Group of America, Inc. 4.700% 9/15/23	55,000	59,809
Reinsurance Group of America, Inc. 5.000% 6/01/21	40,000	44,285
Reinsurance Group of America, Inc. 6.450% 11/15/19	45,000	51,385
Trinity Acquisition PLC 4.400% 3/15/26	10,000	10,441
Unum Group 3.000% 5/15/21	25,000	25,568
USF&G Capital I (b) 8.500% 12/15/45	35,000	47,991
Willis North America, Inc. 7.000% 9/29/19	21,000	23,774
Willis Towers Watson PLC 5.750% 3/15/21	55,000	61,501
XLIT Ltd. 4.450% 3/31/25	40,000	40,365
XLIT Ltd. 5.750% 10/01/21	25,000	28,593
XLIT Ltd. 6.375% 11/15/24	55,000	66,148

		1,182,592

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	90,000	99,528
Tencent Holdings Ltd. (b) 2.875% 2/11/20	55,000	56,425

		155,953

Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	130,000	134,464
FS Investment Corp. 4.000% 7/15/19	90,000	90,908

		225,372

Iron & Steel — 0.4%
ArcelorMittal 5.125% 6/01/20	80,000	82,400
ArcelorMittal STEP 6.250% 8/05/20	60,000	63,000

	Principal Amount	Value
Glencore Funding LLC (b) 2.875% 4/16/20	$150,000	$141,000
Glencore Funding LLC (b) 4.625% 4/29/24	5,000	4,675
Reliance Steel & Aluminum Co. 4.500% 4/15/23	30,000	30,670
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	55,829
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	58,452

		436,026

Lodging — 0.1%
Marriott International, Inc. 2.300% 1/15/22	25,000	25,150
Marriott International, Inc. 3.375% 10/15/20	50,000	52,643
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	5,000	5,454

		83,247

Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 3.250% 2/01/17	25,000	25,150
CNH Industrial Capital LLC 3.375% 7/15/19	50,000	48,875
CNH Industrial Capital LLC 3.625% 4/15/18	25,000	25,000
CNH Industrial Capital LLC 6.250% 11/01/16	45,000	45,563
Xylem, Inc. 4.875% 10/01/21	20,000	21,806

		166,394

Manufacturing — 0.1%
General Electric Co. 4.125% 10/09/42	50,000	54,997
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	44,417
SPX FLOW, Inc. 6.875% 9/01/17	45,000	46,856

		146,270

Media — 0.2%
21st Century Fox America, Co. 6.900% 8/15/39	25,000	33,443
CBS Corp. 7.875% 7/30/30	40,000	56,709
Charter Communications Operating LLC/Charter Communications Operating Capital (b) 3.579% 7/23/20	65,000	67,954
NBCUniversal Media LLC 6.400% 4/30/40	5,000	6,972

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable, Inc. 8.250% 4/01/19	$10,000	$11,612
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	11,676
Time Warner, Inc. 4.700% 1/15/21	35,000	39,039
Time Warner, Inc. 6.100% 7/15/40	25,000	30,555
Time Warner, Inc. 6.250% 3/29/41	5,000	6,292

		264,252

Mining — 0.0%
Glencore Finance Canada (b) 5.800% 11/15/16	45,000	45,540

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	65,000	68,588
Pitney Bowes, Inc. 4.750% 5/15/18	5,000	5,272
Pitney Bowes, Inc. 5.750% 9/15/17	6,000	6,294

		80,154

Office Furnishings — 0.1%
Steelcase, Inc. 6.375% 2/15/21	50,000	57,029

Oil & Gas — 0.6%
Anadarko Petroleum Corp. 5.550% 3/15/26	30,000	33,128
ConocoPhillips Co. 2.400% 12/15/22	25,000	24,712
ConocoPhillips Co. 2.875% 11/15/21	93,000	94,632
ConocoPhillips Co. 4.200% 3/15/21	35,000	37,896
Exxon Mobil Corp. 2.222% 3/01/21	107,000	110,322
Exxon Mobil Corp. 2.397% 3/06/22	10,000	10,256
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	45,000	48,015
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	5,075
Petroleos Mexicanos 3.125% 1/23/19	10,000	9,975
Petroleos Mexicanos 5.500% 1/21/21	60,000	63,534
Petroleos Mexicanos 6.375% 1/23/45	15,000	15,075
Phillips 66 5.875% 5/01/42	75,000	90,060

	Principal Amount	Value
Pioneer Natural Resources Co. 4.450% 1/15/26	$60,000	$65,370
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	50,068

		658,118

Packaging & Containers — 0.1%
Amcor Finance USA, Inc. (b) 3.625% 4/28/26	95,000	97,634
Brambles USA, Inc. (b) 4.125% 10/23/25	24,000	25,743
Brambles USA, Inc., Series A (b) 5.350% 4/01/20	15,000	16,658

		140,035

Pharmaceuticals — 0.8%
AbbVie, Inc. 4.700% 5/14/45	150,000	158,633
Actavis Funding SCS 3.000% 3/12/20	75,000	77,350
Actavis Funding SCS 3.800% 3/15/25	105,000	109,392
Actavis Funding SCS 4.750% 3/15/45	45,000	47,253
Baxalta, Inc. 3.600% 6/23/22	25,000	25,802
Baxalta, Inc. 4.000% 6/23/25	70,000	73,045
Baxalta, Inc. 5.250% 6/23/45	35,000	37,962
McKesson Corp. 2.284% 3/15/19	20,000	20,449
McKesson Corp. 3.796% 3/15/24	15,000	16,240
McKesson Corp. 4.750% 3/01/21	30,000	33,101
McKesson Corp. 4.883% 3/15/44	10,000	11,404
McKesson Corp. 6.000% 3/01/41	30,000	37,888
Merck Sharp & Dohme Corp. 5.850% 6/30/39	10,000	13,202
Mylan NV (b) 3.150% 6/15/21	50,000	50,717
Mylan NV (b) 3.950% 6/15/26	135,000	136,618
Pfizer, Inc. 7.200% 3/15/39	35,000	53,253

		902,309

Pipelines — 0.5%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	40,606
Boardwalk Pipelines LP 5.875% 11/15/16	95,000	96,315

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CenterPoint Energy Resources Corp. 4.500% 1/15/21	$25,000	$27,128
Enterprise Products Operating Co. 3.700% 2/15/26	75,000	78,049
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	25,581
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	26,230
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	5,518
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	36,827
Magellan Midstream Partners LP 5.000% 3/01/26	30,000	33,937
Magellan Midstream Partners LP 5.150% 10/15/43	110,000	117,370
Southern Natural Gas Co. LLC STEP (b) 5.900% 4/01/17	55,000	56,463

		544,024

Real Estate Investment Trusts (REITS) — 0.4%
American Tower Corp. 3.400% 2/15/19	40,000	41,653
American Tower Corp. 3.450% 9/15/21	100,000	104,086
American Tower Corp. 4.400% 2/15/26	25,000	27,142
American Tower Corp. 4.500% 1/15/18	60,000	62,597
Boston Properties LP 3.700% 11/15/18	20,000	20,939
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	41,974
DDR Corp. 4.750% 4/15/18	15,000	15,650
Duke Realty LP 3.250% 6/30/26	20,000	20,278
Duke Realty LP 8.250% 8/15/19	50,000	59,362
Federal Realty Investment Trust 5.900% 4/01/20	10,000	11,409
Host Hotels & Resorts LP 4.000% 6/15/25	25,000	25,421
ProLogis LP 2.750% 2/15/19	15,000	15,416

		445,927

Retail — 0.5%
Bed Bath & Beyond, Inc. 5.165% 8/01/44	25,000	22,027
CVS Health Corp. 6.125% 9/15/39	10,000	13,735
CVS Pass-Through Trust (b) 5.926% 1/10/34	53,293	61,785

	Principal Amount	Value
Family Tree Escrow LLC (b) 5.750% 3/01/23	$90,000	$95,625
The Home Depot, Inc. 5.950% 4/01/41	30,000	41,397
O’Reilly Automotive, Inc. 3.850% 6/15/23	23,000	24,798
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	44,613
QVC, Inc. 3.125% 4/01/19	35,000	35,930
QVC, Inc. 4.375% 3/15/23	25,000	25,155
QVC, Inc. 4.450% 2/15/25	45,000	45,152
QVC, Inc. 5.125% 7/02/22	10,000	10,781
Tiffany & Co. 4.900% 10/01/44	40,000	39,995
Wal-Mart Stores, Inc. 5.625% 4/15/41	40,000	53,836
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	25,000	25,830
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	45,000	47,677

		588,336

Savings & Loans — 0.1%
Glencore Funding LLC (b) 2.500% 1/15/19	55,000	52,869
Glencore Funding LLC (b) 3.125% 4/29/19	30,000	29,250

		82,119

Semiconductors — 0.1%
Lam Research Corp. 3.800% 3/15/25	75,000	77,534
QUALCOMM, Inc. 3.450% 5/20/25	42,000	44,634

		122,168

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.400% 6/27/26	30,000	30,324
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	25,000	26,679
CA, Inc. 2.875% 8/15/18	25,000	25,499
CA, Inc. 5.375% 12/01/19	28,000	30,770

		113,272

Telecommunications — 0.4%
America Movil SAB de CV 5.000% 3/30/20	25,000	27,701

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AT&T, Inc. 4.750% 5/15/46	$65,000	$66,617
British Telecom PLC STEP 9.375% 12/15/30	15,000	23,110
CenturyLink, Inc. 6.150% 9/15/19	30,000	31,912
Cisco Systems, Inc. 5.500% 1/15/40	10,000	13,112
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	15,000	22,588
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	34,227
Verizon Communications, Inc. 2.625% 2/21/20	57,000	58,987
Verizon Communications, Inc. 4.862% 8/21/46	55,000	60,120
Verizon Communications, Inc. 5.012% 8/21/54	41,000	43,360
Verizon Communications, Inc. 6.550% 9/15/43	42,000	56,590

		438,324

Transportation — 0.1%
Asciano Finance (b) 4.625% 9/23/20	20,000	20,577
Asciano Finance Ltd. (b) 5.000% 4/07/18	55,000	56,826
Union Pacific Corp. 4.000% 2/01/21	25,000	27,537

		104,940

Trucking & Leasing — 0.1%
GATX Corp. 2.375% 7/30/18	30,000	30,327
GATX Corp. 4.750% 6/15/22	30,000	32,258

		62,585

TOTAL CORPORATE DEBT (Cost $13,124,955)		13,743,193

MUNICIPAL OBLIGATIONS — 0.4%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	178,785
State of California BAB 7.550% 4/01/39	25,000	39,519
State of California BAB 7.600% 11/01/40	85,000	136,858
State of Illinois 5.365% 3/01/17	100,000	102,452

		457,614

TOTAL MUNICIPAL OBLIGATIONS (Cost $413,662)		457,614

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.4%
Auto Floor Plan ABS — 0.0%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (b) 1.942% 10/20/20	$50,000	$50,000

Automobile ABS — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A (b) 2.990% 6/20/22	100,000	103,499
Capital Automotive REIT, Series 2011-1A, Class A (b) 5.610% 11/15/39	93,975	99,269
CPS Auto Trust, Series 2012-D, Class A (b) 1.480% 3/16/20	15,530	15,436
Drive Auto Receivables Trust, Series 2016-BA, Class B (b) 2.560% 6/15/20	30,000	30,094
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	7,978	7,979
GLS Auto Receivables Trust, Series 2015-1A, Class A (b) 2.250% 12/15/20	28,289	28,280
GO Financial Auto Securitization Trust, Series 2015-1, Class A (b) 1.810% 3/15/18	8,278	8,273
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, FRN (b) 2.142% 7/15/20	50,000	49,955
Santander Drive Auto Receivables Trust, Series 2015-3, Class C 2.740% 1/15/21	50,000	50,843
Santander Drive Auto Receivables Trust, Series 2015-4, Class C 2.970% 3/15/21	50,000	51,272

		444,900

Commercial MBS — 1.6%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.933% 2/10/51	50,397	52,060
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 6.000% 2/10/51	45,000	46,728
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.436% 2/10/51	54,061	56,806
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.479% 2/10/51	50,000	52,663
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	63,048	63,390

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	$50,000	$50,583
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	105,000	106,549
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	37,638	39,107
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.915% 6/11/50	120,000	123,923
Commercial Mortgage Pass Through Certificates, Series 2013-GAM, Class A1 (b) 1.705% 2/10/28	87,150	86,292
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	35,000	36,783
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C, VRN 4.398% 5/10/48	35,000	31,776
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AM, VRN 5.650% 12/10/49	50,000	51,703
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	100,000	107,713
DBRR Trust, Series 2013-EZ3, Class A, VRN (b) 1.636% 12/18/49	18,940	18,831
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 6.060% 7/10/38	53,986	53,975
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	62,621	62,974
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN 5.466% 6/12/47	65,000	65,831
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	60,000	62,343
Morgan Stanley Capital I, Series 2011-C2, Class B, VRN (b) 5.200% 6/15/44	100,000	110,439

	Principal Amount	Value
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	$40,000	$40,360
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	60,000	60,693
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	17,798	17,774
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.477% 1/11/43	28,598	30,051
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	8,516	8,506
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.538% 8/15/39	10,983	11,067
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	70,000	70,447
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	123,447	126,210
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 6.147% 2/15/51	32,681	33,199
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.147% 2/15/51	50,000	51,587
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	34,267	35,607
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	43,210
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	54,412

		1,863,592

Home Equity ABS — 0.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.723% 8/25/35	24,025	23,979
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.113% 11/25/35	19,113	18,897
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1, 1 mo. LIBOR + .450%, FRN 0.888% 4/28/39	3,990	3,987

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (b) 0.639% 11/25/45	$30,040	$29,989
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.883% 7/25/35	6,943	6,894
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.623% 8/25/36	8,022	8,014
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.248% 2/25/35	30,532	30,176
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.278% 6/25/35	45,205	44,671
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.166% 3/25/35	66,084	65,615
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.903% 8/25/35	2,648	2,648
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.823% 1/25/36	44,963	44,535
Security National Mortgage Loan Trust, Series 2006-3A, Class A1, 1 mo. LIBOR + .280%, FRN (b) 0.726% 1/25/37	754	754

		280,159

Other ABS — 4.2%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	47,463	47,201
ALM XIV Ltd., Series 2014-14A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (b) 2.064% 7/28/26	250,000	248,981
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	44,218	43,002
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (b) 4.277% 9/05/44	90,000	91,600
Arbys Funding LLC, Series 2015-1A, Class A2 (b) 4.969% 10/30/45	69,650	72,697

	Principal Amount	Value
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.083% 8/05/27	$250,000	$248,600
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	18,375	18,260
BlueVirgo Trust, Series 2015-1A, Class NOTE (b) 3.000% 12/15/22	92,217	91,906
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (b) 2.000% 12/10/23	67,451	67,114
Citi Held For Asset Issuance, Series 2015-PM1, Class A (b) 1.850% 12/15/21	34,421	34,332
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	47,563	47,409
CLI Funding V LLC, Series 2014-1A, Class A (b) 3.290% 6/18/29	79,032	76,120
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.913% 9/25/34	8,868	8,708
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	59,250	60,296
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	43,076	43,168
Diamond Resorts Owner Trust, Series 2015-1, Class A (b) 2.730% 7/20/27	52,233	52,751
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (b) 3.484% 10/25/45	99,500	102,266
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (b) 4.474% 10/25/45	109,450	112,774
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	59,013	62,295
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (b) 1.983% 4/18/26	250,000	248,705
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.078% 7/15/26	250,000	248,756
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (b) 2.730% 4/25/28	100,000	99,988

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	$81,303	$79,824
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	89,639	92,806
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.903% 7/25/35	13,002	12,993
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.083% 5/25/36	19,372	19,262
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.098% 5/25/35	6,413	6,409
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.693% 1/25/36	9,786	9,514
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (b) 1.788% 4/25/25	250,000	246,716
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.098% 4/25/35	12,667	12,646
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	40,211	40,525
Icon Brand Holdings LLC, Series 2012-1A, Class A (Acquired 11/16/12, Cost $650,000) (b) (d) 4.229% 1/25/43	38,545	35,871
Icon Brand Holdings LLC, Series 2013-1A, Class A (Acquired 1/9/14, Cost $49,081) (b) (d) 4.352% 1/25/43	39,965	37,809
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.128% 7/15/26	250,000	249,254
Leaf Receivables Funding LLC, Series 2016-1, Class A1 (b) 1.000% 6/15/17	108,396	108,396
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.134% 7/20/26	250,000	249,573
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	70,680	70,931

	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.398% 4/25/35	$57,880	$57,685
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.203% 7/25/35	14,588	14,668
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	24,256	24,238
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (b) 2.540% 11/15/46	100,000	100,029
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (b) 1.754% 4/20/25	200,000	197,959
Oxford Finance Funding Trust, Series 2016-1A, Class A (b) 3.968% 6/17/24	50,000	49,969
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.713% 9/25/35	12,930	12,917
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.833% 8/25/35	5,233	5,224
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.203% 3/25/35	4,976	4,952
SBA Tower Trust, Series 2014-1A, Class C, STEP (b) 2.898% 10/15/44	100,000	101,389
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	12,697	12,763
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (b) 3.080% 9/20/32	68,149	68,323
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (b) 3.260% 8/25/25	130,000	130,691
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.903% 6/25/36	40,000	39,380
SpringCastle America Funding LLC, Series 2014-AA, Class A (b) 2.700% 5/25/23	92,304	92,189

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Store Master Funding I LLC, Series 2015-1A, Class A1 (b) 3.750% 4/20/45	$99,417	$96,634
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.173% 8/25/35	3,199	3,204
Taco Bell Funding LLC, Series 2016-1A, Class A2I (b) 3.832% 5/25/46	80,000	81,558
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	43,228	44,458
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	38,837	39,367
Wendys Funding LLC, Series 2015-1A, Class A2I (b) 3.371% 6/15/45	119,100	119,416
Wendys Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	49,625	51,140
Wendys Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	74,438	74,945

		4,822,556

Student Loans ABS — 1.8%
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.510% 7/01/38	22,771	20,496
College Loan Corp. Trust, Series 2007-1, Class B2, 28 day ARS, FRN 1.504% 1/25/47	35,000	26,053
College Loan Corp. Trust I, Series 2002-1, Class A5, 28 day ARS, FRN (b) 1.076% 3/01/42	50,000	47,798
College Loan Corp. Trust I, Series 2002-2, Class A29, 28 day ARS, FRN (b) 1.566% 3/01/42	50,000	47,896
College Loan Corp. Trust I, Series 2003-1, Class A6, 28 day ARS, FRN (b) 1.685% 3/01/42	100,000	96,729
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (b) 2.453% 4/25/40	95,192	94,919
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (b) 2.486% 2/26/35	110,000	109,998

	Principal Amount	Value
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240%, FRN (b) 4.686% 11/26/40	$65,000	$75,242
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.934% 6/15/43	50,000	49,726
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.934% 6/15/43	50,000	48,585
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.934% 6/15/43	50,000	42,289
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS, FRN (b) 0.252% 8/01/43	50,000	46,334
Goal Capital Funding Trust, Series 2007-1, Class C1, 3 mo. LIBOR + .400%, FRN 1.040% 6/25/42	4,552	4,539
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 1.207% 12/01/31	80,521	78,291
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 0.934% 10/28/41	20,240	20,110
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950%, FRN 1.578% 2/25/42	45,601	45,069
National Collegiate Student Loan Trust, Series 2007-1, Class A2, 1 mo. USD LIBOR + .130%, FRN 0.583% 11/27/28	11,189	11,172
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. USD LIBOR + .150%, FRN 0.603% 10/25/27	30,804	30,671
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 0.686% 11/27/28	24,955	24,661
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 1.203% 2/25/39	100,000	93,824
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 10/25/58	40,000	32,468

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 0.747% 3/23/37	$100,000	$94,215
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (b) 1.076% 1/25/37	59,464	58,060
Securitized Asset Backed Receivables LLC, Series 2005-HE1, Class A3C, ABS, FRN, 1 mo. USD LIBOR + ..660%, FRN 1.113% 10/25/35	20,666	20,675
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.078% 7/15/36	100,000	89,333
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 0.858% 3/25/44	75,604	62,037
SLM Student Loan Trust, Series 2013-6, Class A3, 1 mo. USD LIBOR + .650%, FRN 1.103% 6/25/55	100,000	98,090
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 2.947% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.948% 6/17/30	50,000	50,000
SMB Private Education Loan Trust, Series 2016-A, Class A2A (b) 2.700% 5/15/31	100,000	101,300
SMB Private Education Loan Trust, Series 2015-C, Class A2A (b) 2.750% 7/15/27	100,000	102,152
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (b) 1.643% 6/25/33	100,000	99,999
SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1 mo. USD LIBOR + 1.250%, FRN (b) 1.703% 8/25/32	62,560	62,560
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050%, FRN 1.688% 10/27/36	100,000	99,132

		2,034,423

	Principal Amount	Value
WL Collateral CMO — 0.2%
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 7/25/25	$110,927	$111,116
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.954% 2/25/34	5,307	5,027
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.030% 9/25/33	2,062	1,921
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.093% 8/25/34	3,208	3,033
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 2.659% 8/25/34	17,811	14,895
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.703% 8/25/36	3,298	3,273
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 2.795% 7/25/33	1,361	1,313
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.011% 2/25/34	2,225	2,153
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.875% 2/25/34	72	73
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 2.978% 3/25/34	11,378	11,194
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.837% 4/25/44	24,265	23,558

		177,556

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.703% 11/25/37	5,833	5,828
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 3.134% 6/25/32	7,028	6,740

		12,568

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,720,671)		9,685,754

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 0.4%
Colombia Government International Bond 6.125% 1/18/41	$100,000	$115,500
Colombia Government International Bond 7.375% 3/18/19	40,000	45,600
Export-Import Bank of Korea 1.750% 2/27/18	10,000	10,042
Mexico Government International Bond 4.750% 3/08/44	91,000	98,052
Poland Government International Bond 6.375% 7/15/19	50,000	56,650
Republic of Turkey International Bond 4.875% 4/16/43	19,000	18,549
United Mexican States 5.125% 1/15/20	35,000	38,850
United Mexican States 6.750% 9/27/34	35,000	47,338

		430,581

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $399,711)		430,581

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.4%
Collateralized Mortgage Obligations — 0.8%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	164,295	170,288
Series 4290, Class CA 3.500% 12/15/38	97,397	102,763
Series 2617, Class Z 5.500% 5/15/33	76,392	86,792
Series 2693, Class Z 5.500% 10/15/33	137,289	154,399
Series 3423, Class PB 5.500% 3/15/38	29,761	33,821
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	57,118	61,591
Series 2014-48, Class AB 4.000% 10/25/40	133,422	141,970
Series 2007-32, Class Z 5.500% 4/25/37	45,587	51,304
Series 2010-60, Class HJ 5.500% 5/25/40	26,583	29,550
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	39,145	43,687
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	32,387	36,301

		912,466

	Principal Amount	Value
Pass-Through Securities — 7.6%
Federal Home Loan Mortgage Corp.
Pool #Q37467 3.500% 11/01/45	$242,944	$258,773
Pool #Q37468 3.500% 11/01/45	169,628	181,369
Pool #C03537 4.500% 8/01/40	59,340	65,699
Pool #G06057 4.500% 10/01/40	41,586	45,756
Pool #G60485 4.500% 10/01/41	57,107	62,852
Pool #G60469 4.500% 1/01/42	37,864	41,637
Pool #G60342 4.500% 5/01/42	196,851	216,067
Pool #G60172 4.500% 9/01/43	55,004	60,932
Pool #G05253 5.000% 2/01/39	13,045	14,553
Pool #E85389 6.000% 9/01/16	343	344
Pool #G11431 6.000% 2/01/18	310	316
Pool #E85015 6.500% 8/01/16	32	32
Pool #G00729 8.000% 6/01/27	16,007	19,195
Pool #554904 9.000% 3/01/17	18	18
Federal National Mortgage Association
Pool #725692 2.482% 10/01/33 1 year CMT + 2.144%, FRN	16,765	17,652
Pool #888586 2.557% 10/01/34 1 year CMT + 2.213%, FRN	27,088	28,585
Pool #AV2325 3.500% 12/01/28	34,514	36,758
Pool #AS1304 3.500% 12/01/28	68,394	72,840
Pool #AS6187 3.500% 11/01/45	535,067	569,992
Pool #AS6293 3.500% 12/01/45	163,960	174,662
Pool #AS6306 3.500% 12/01/45	175,211	187,250
Pool #AS6475 3.500% 1/01/46	136,433	146,021
Pool #AS6476 3.500% 1/01/46	146,862	157,091
Pool #AS6477 3.500% 1/01/46	166,192	177,195
Pool #AZ7917 4.000% 3/01/41	21,157	22,892

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AL2441 4.000% 9/01/42	$127,422	$138,587
Pool #AL8422 4.000% 1/01/43	24,469	26,498
Pool #AB1466 4.500% 9/01/40	26,142	28,779
Pool #AH6787 4.500% 3/01/41	45,648	50,589
Pool #AL7566 4.500% 10/01/42	44,120	48,579
Pool #AL6997 4.500% 11/01/42	91,202	101,074
Pool #AD6437 5.000% 6/01/40	24,638	27,808
Pool #AD6996 5.000% 7/01/40	184,145	204,955
Pool #AL8173 5.000% 2/01/44	64,775	72,095
Pool #564594 7.000% 1/01/31	7,600	8,985
Pool #253795 7.000% 5/01/31	6,438	7,700
Pool #507061 7.500% 10/01/29	782	938
Pool #527761 7.500% 2/01/30	1,597	1,825
Pool #531196 7.500% 2/01/30	919	1,108
Pool #534119 7.500% 3/01/30	238	287
Pool #534420 7.500% 3/01/30	644	776
Pool #253183 7.500% 4/01/30	2,675	3,209
Pool #253265 7.500% 5/01/30	1,542	1,825
Pool #535248 8.000% 4/01/30	163	198
Pool #539460 8.000% 5/01/30	1,196	1,476
Pool #190317 8.000% 8/01/31	1,876	2,296
Federal National Mortgage Association TBA
Pool #1080 2.500% 7/01/28 (c)	950,000	981,469
Pool #983 2.500% 9/01/42 (c)	825,000	835,570
Pool #3772 3.000% 7/01/28 (c)	675,000	706,957
Pool #754 3.000% 6/01/43 (c)	659,000	682,554
Pool #15801 4.500% 6/01/40 (c)	200,000	218,344

	Principal Amount	Value
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	$217,488	$232,865
Pool #784026 3.500% 12/20/44	58,398	62,465
Pool #351528 7.000% 8/15/23	2,504	2,646
Pool #352049 7.000% 10/15/23	937	1,071
Pool #588012 7.000% 7/15/32	3,290	3,944
Pool #591581 7.000% 8/15/32	2,036	2,444
Pool #189371 7.500% 6/15/17	161	162
Government National Mortgage Association II
Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	24,114	24,785
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	27,711	28,706
Government National Mortgage Association II TBA
Pool #1153 3.000% 6/01/43 (c)	875,000	912,769
Pool #24 3.000% 2/01/44 (c)	375,000	391,934
Pool #1767 4.000% 9/01/43 (c)	75,000	80,180
Pool #1207 4.500% 4/01/41 (c)	300,000	322,031

		8,778,964

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $9,591,380)		9,691,430

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bonds & Notes — 2.7%
U.S. Treasury Bond 2.500% 5/15/46	50,000	52,049
U.S. Treasury Bond 2.875% 8/15/45	780,000	874,407
U.S. Treasury Bond (e) 3.500% 2/15/39	520,000	655,342
U.S. Treasury Note 1.250% 3/31/21	310,000	313,636
U.S. Treasury Note 1.625% 11/30/20	315,000	324,229
U.S. Treasury Note 1.625% 5/15/26	250,000	253,066

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.125% 5/15/25	$630,000	$665,438

		3,138,167

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,025,896)		3,138,167

TOTAL BONDS & NOTES (Cost $36,276,275)		37,146,739

	Number of Shares
MUTUAL FUNDS — 8.6%
Diversified Financial — 8.6%
iShares China Large-Cap ETF	2,800	95,816
iShares MSCI Australia Index Fund	7,000	136,150
iShares MSCI EAFE Index Fund	58,430	3,260,978
iShares MSCI France Index Fund	8,500	194,395
iShares MSCI Germany Index Fund	7,200	173,160
iShares MSCI Italy Capped Index Fund	5,800	62,930
iShares MSCI Japan Index Fund	41,200	473,800
iShares MSCI Singapore ETF	2,300	25,001
iShares MSCI South Korea Capped Index Fund	1,800	93,726
iShares MSCI Spain Index Fund	3,400	84,932
iShares MSCI Sweden Index Fund	2,100	57,435
iShares MSCI Switzerland Capped Index Fund	6,400	189,760
iShares MSCI Turkey Investable Market Index Fund	1,700	67,405
iShares MSCI United Kingdom ETF	21,000	322,770
Vanguard FTSE Developed Markets ETF	74,840	2,646,343
Vanguard MSCI Emerging Markets ETF	55,800	1,965,276

		9,849,877

TOTAL MUTUAL FUNDS (Cost $10,650,274)		9,849,877

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Auto Manufacturers — 0.0%
Safeway Casa Ley Contingent Value (a) (f)	3,821	3,859
Safeway PDC LLC Contingent Value (a) (f)	3,821	191

		4,050

TOTAL RIGHTS (Cost $4,050)		4,050

		Value
TOTAL LONG-TERM INVESTMENTS (Cost $111,993,129)		$113,464,688

	Principal Amount
SHORT-TERM INVESTMENTS — 5.8%
Commercial Paper — 5.1%
Amphenol Corp. (b) 0.800% 7/29/16	$400,000	399,756
Bacardi USA, Inc. (b) 0.790% 7/13/16	915,000	914,757
Edison International (b) 0.600% 7/01/16	800,000	799,984
Holcim US Finance SARL & Cie (b) 0.800% 7/27/16	520,000	519,705
Nissan Motor Acceptance Corp. (b) 0.700% 7/11/16	616,000	615,863
Potash Corp. of Saskatchewan, Inc. (b) 0.720% 7/07/16	533,000	532,925
Sempra Energy Holdings (b) 0.950% 7/05/16	610,000	609,939
Spectra Energy Capital LLC (b) 0.800% 7/06/16	484,000	483,942
Suncor Energy, Inc. (b) 0.760% 7/12/16	531,000	530,871
Thomson Reuters Corp. (b) 0.960% 7/20/16	450,000	449,838

		5,857,580

Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (g)	297,419	297,419

Time Deposit — 0.4%
Euro Time Deposit 0.010% 7/01/16	399,747	399,747

TOTAL SHORT-TERM INVESTMENTS (Cost $6,554,723)		6,554,746

TOTAL INVESTMENTS — 104.6% (Cost $118,547,852) (h)		120,019,434

Other Assets/(Liabilities) — (4.6)%		(5,251,533)

NET ASSETS — 100.0%		$114,767,901

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ADR	American Depositary Receipt
ARS	Auction Rate Security

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $14,684,975 or 12.80% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2016, these securities amounted to a value of $73,680 or 0.06% of net assets. The Fund generally bears the cost, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is held as collateral for open futures contracts and open swap agreements. (Note 2).
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2016, these securities amounted to a value of $4,050 or 0.00% of net assets.
(g)	Maturity value of $297,419. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $308,308.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 18.9%

SOVEREIGN DEBT OBLIGATIONS — 12.9%
Italy Buoni Poliennali Del Tesoro EUR (a) 2.000% 12/01/25	475,000	$561,774
Mexican Bonos MXN (a) 6.500% 6/10/21	5,540,000	316,663
Spain Government Bond EUR (a) (b) 3.800% 4/30/24	380,000	513,086

		1,391,523

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,373,403)		1,391,523

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bonds & Notes — 6.0%
U.S. Treasury Inflation Index 0.125% 1/15/23	$639,044	647,515

TOTAL U.S. TREASURY OBLIGATIONS (Cost $622,231)		647,515

TOTAL BONDS & NOTES (Cost $1,995,634)		2,039,038

	Number of Shares
MUTUAL FUNDS — 70.5%
Diversified Financial — 70.5%
iShares Global Consumer Discretionary ETF	7,361	621,121
iShares Global Telecom ETF	6,312	398,855
iShares iBoxx $ High Yield Corporate Bond ETF	7,117	602,739
iShares International High Yield Bond ETF	9,872	458,061
iShares MSCI Japan Index Fund	38,773	445,889
iShares MSCI Sweden Index Fund	12,150	332,303
iShares MSCI Switzerland Capped Index Fund	20,124	596,677
iShares US Regional Banks ETF	10,616	344,383
SPDR Barclays Investment Grade Floating Rate ETF	44,546	1,356,871
SPDR S&P 500 ETF Trust	3,610	756,403
Vanguard FTSE Europe ETF	6,981	325,733
Vanguard Global ex-U.S. Real Estate ETF	10,745	580,875
Vanguard Information Technology ETF	1,983	212,359

	Number of Shares	Value
Vanguard MSCI Emerging Markets ETF	16,785	$591,168

		7,623,437

TOTAL MUTUAL FUNDS (Cost $7,617,951)		7,623,437

	Units
PURCHASED OPTIONS — 0.1%
S&P 500 Index, Call, Expired 9/16/16, Strike 2,150.00,	4	8,800

TOTAL PURCHASED OPTIONS (Cost $12,000)		8,800

TOTAL LONG-TERM INVESTMENTS (Cost $9,625,585)		9,671,275

	Principal Amount

SHORT-TERM INVESTMENTS — 10.3%
Repurchase Agreement — 8.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (c)	$919,301	919,301

Time Deposit — 1.8%
Euro Time Deposit (d) 0.010% 7/01/16	193,929	193,929

TOTAL SHORT-TERM INVESTMENTS (Cost $1,113,230)		1,113,230

TOTAL INVESTMENTS — 99.8% (Cost $10,738,815) (e)		10,784,505

Other Assets/(Liabilities) — 0.2%		25,901

NET ASSETS — 100.0%		$10,810,406

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

ETF	Exchange-Traded Fund
EUR	Euro
MXN	Mexican Peso
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (Continued)

pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, these securities amounted to a value of $513,086 or 4.75% of net assets.
(c)	Maturity value of $919,301. Collateralized by U.S. Government Agency obligations with a rate of 8.000%, maturity date of 11/15/21, and an aggregate market value, including accrued interest, of $939,093.
(d)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Portfolio of Investments for details on the wholly owned subsidiary.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 1.9%
Chemicals — 1.6%
Eastman Chemical Co.	11,710	$795,109
The Mosaic Co.	8,700	227,766

		1,022,875

Mining — 0.3%
Alcoa, Inc.	23,220	215,249

		1,238,124

Communications — 8.1%
Advertising — 1.2%
Nielsen Holdings PLC	14,560	756,683

Internet — 1.0%
Alphabet, Inc. Class A (a)	880	619,107

Media — 3.4%
CBS Corp. Class B	8,400	457,296
Comcast Corp. Class A	13,540	882,673
DISH Network Corp. Class A (a)	9,190	481,556
The Walt Disney Co.	3,170	310,089

		2,131,614

Telecommunications — 2.5%
T-Mobile US, Inc. (a)	20,490	886,602
Verizon Communications, Inc.	12,675	707,772

		1,594,374

		5,101,778

Consumer, Cyclical — 10.6%
Airlines — 0.7%
Delta Air Lines, Inc.	12,029	438,216

Auto Manufacturers — 0.0%
Ford Motor Co.	710	8,925

Automotive & Parts — 2.2%
Johnson Controls, Inc.	30,830	1,364,536

Home Builders — 0.9%
Lennar Corp. Class A	12,890	594,229

Home Furnishing — 0.9%
Whirlpool Corp.	3,380	563,243

Leisure Time — 1.5%
Carnival Corp.	20,910	924,222

Retail — 4.4%
Macy’s, Inc.	380	12,772
Wal-Mart Stores, Inc.	20,820	1,520,276
Walgreens Boots Alliance, Inc.	15,030	1,251,548

		2,784,596

		6,677,967

	Number of Shares	Value
Consumer, Non-cyclical — 20.7%
Beverages — 2.2%
The Coca-Cola Co.	16,970	$769,250
PepsiCo, Inc.	5,617	595,065

		1,364,315

Biotechnology — 1.6%
Amgen, Inc.	2,934	446,408
Gilead Sciences, Inc.	7,140	595,619

		1,042,027

Cosmetics & Personal Care — 2.2%
The Procter & Gamble Co.	16,790	1,421,609

Foods — 0.6%
The Hershey Co.	3,160	358,628

Health Care – Products — 1.5%
Zimmer Biomet Holdings, Inc.	7,820	941,372

Health Care – Services — 4.3%
HCA Holdings, Inc. (a)	3,690	284,167
Thermo Fisher Scientific, Inc.	4,930	728,457
UnitedHealth Group, Inc.	12,050	1,701,460

		2,714,084

Pharmaceuticals — 8.3%
Allergan PLC (a)	1,040	240,334
Cardinal Health, Inc.	7,150	557,771
Eli Lilly & Co.	10,020	789,075
Pfizer, Inc.	64,180	2,259,778
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	27,120	1,362,238

		5,209,196

		13,051,231

Energy — 12.0%
Oil & Gas — 9.7%
Anadarko Petroleum Corp.	13,270	706,628
Apache Corp.	12,299	684,685
BP PLC Sponsored ADR (United Kingdom)	26,913	955,681
Chevron Corp.	5,866	614,933
ConocoPhillips	14,767	643,841
Newfield Exploration Co. (a)	9,128	403,275
Phillips 66	6,804	539,829
Suncor Energy, Inc.	56,070	1,554,821

		6,103,693

Oil & Gas Services — 1.0%
Schlumberger Ltd.	8,211	649,326

Pipelines — 1.3%
Enbridge, Inc. (b)	19,069	807,763

		7,560,782

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 20.2%
Banks — 3.1%
Bank of America Corp.	144,730	$1,920,567

Diversified Financial — 10.2%
Ally Financial, Inc. (a)	116,640	1,991,045
Citigroup, Inc.	11,470	486,213
JP Morgan Chase & Co.	39,040	2,425,946
Nasdaq, Inc.	4,050	261,913
Synchrony Financial (a)	34,930	883,030
T. Rowe Price Group, Inc.	5,409	394,695

		6,442,842

Insurance — 4.2%
American International Group, Inc.	32,290	1,707,818
Aon PLC	8,568	935,883
Genworth Financial, Inc. Class A (a)	5,270	13,596

		2,657,297

Real Estate Investment Trusts (REITS) — 2.7%
Crown Castle International Corp.	3,320	336,748
Digital Realty Trust, Inc. (b)	6,890	750,941
Public Storage	2,437	622,873

		1,710,562

		12,731,268

Industrial — 10.2%
Aerospace & Defense — 1.4%
Lockheed Martin Corp.	3,500	868,595

Building Materials — 0.6%
Louisiana-Pacific Corp. (a)	21,960	381,006

Electronics — 1.1%
TE Connectivity Ltd.	12,533	715,760

Environmental Controls — 0.6%
Waste Management, Inc.	5,653	374,624

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	3,914	296,720

Manufacturing — 4.7%
Danaher Corp.	10,355	1,045,855
Eaton Corp. PLC	20,190	1,205,949
Parker Hannifin Corp.	6,744	728,689

		2,980,493

Transportation — 1.3%
CSX Corp.	780	20,342
FedEx Corp.	1,920	291,418
XPO Logistics, Inc. (a) (b)	18,360	482,134

		793,894

		6,411,092

Technology — 11.0%
Computers — 3.9%
Apple, Inc.	8,894	850,266
Synopsys, Inc. (a)	14,869	804,116

	Number of Shares	Value
Western Digital Corp.	17,024	$804,554

		2,458,936

Semiconductors — 4.6%
Broadcom Ltd.	10,316	1,603,106
Micron Technology, Inc. (a)	10,975	151,016
NXP Semiconductor NV (a)	6,190	484,925
Texas Instruments, Inc.	10,470	655,946

		2,894,993

Software — 2.5%
First Data Corp. Class A (a)	67,870	751,321
Microsoft Corp.	16,778	858,530

		1,609,851

		6,963,780

Utilities — 3.4%
Electric — 3.4%
Edison International	25,703	1,996,352
NextEra Energy, Inc.	626	81,630
PG&E Corp.	1,190	76,065

		2,154,047

TOTAL COMMON STOCK (Cost $57,771,810)		61,890,069

TOTAL EQUITIES (Cost $57,771,810)		61,890,069

MUTUAL FUNDS — 3.0%
Diversified Financial — 3.0%
State Street Navigator Securities Lending Prime Portfolio (c)	1,871,258	1,871,258

TOTAL MUTUAL FUNDS (Cost $1,871,258)		1,871,258

TOTAL LONG-TERM INVESTMENTS (Cost $59,643,068)		63,761,327

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$1,016,185	1,016,185

TOTAL SHORT-TERM INVESTMENTS (Cost $1,016,185)		1,016,185

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 102.7% (Cost $60,659,253) (e)	$64,777,512

Other Assets/(Liabilities) — (2.7)%	(1,722,448)

NET ASSETS — 100.0%	$63,055,064

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $1,829,849 or 2.90% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,016,185. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $1,037,084.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.3%

COMMON STOCK — 100.3%
Basic Materials — 3.0%
Chemicals — 1.9%
Albemarle Corp.	4,200	$333,102
Cabot Corp.	4,400	200,904
Celanese Corp. Series A	5,300	346,885
The Dow Chemical Co.	37,310	1,854,680
Eastman Chemical Co.	7,300	495,670
FMC Corp.	8,900	412,159
Huntsman Corp.	29,700	399,465
LyondellBasell Industries NV Class A	14,500	1,079,090
The Mosaic Co.	11,600	303,688
Westlake Chemical Corp.	8,760	375,979

		5,801,622

Forest Products & Paper — 0.1%
Domtar Corp.	1,400	49,014
International Paper Co.	8,900	377,182

		426,196

Iron & Steel — 0.8%
Nucor Corp.	14,900	736,209
Reliance Steel & Aluminum Co.	9,900	761,310
Steel Dynamics, Inc.	39,000	955,500
United States Steel Corp.	90	1,518

		2,454,537

Mining — 0.2%
Freeport-McMoRan, Inc.	31	345
Newmont Mining Corp.	6,500	254,280
Vulcan Materials Co.	2,500	300,900

		555,525

		9,237,880

Communications — 8.2%
Internet — 0.2%
FireEye, Inc. (a)	17,400	286,578
Symantec Corp.	19,900	408,746

		695,324

Media — 1.0%
Comcast Corp. Class A	6,300	410,697
Discovery Communications, Inc. Class A (a)	22,700	572,721
Discovery Communications, Inc. Class C (a)	10,900	259,965
DISH Network Corp. Class A (a)	2,700	141,480
Graham Holdings Co. Class B	6	2,937
John Wiley & Sons, Inc. Class A	1,400	73,052
News Corp. Class A	2,300	26,105
TEGNA, Inc.	24,055	557,354

	Number of Shares	Value
Time Warner, Inc.	5,190	$381,673
Twenty-First Century Fox, Inc. Class A	6,500	175,825
Viacom, Inc. Class B	7,800	323,466

		2,925,275

Telecommunications — 7.0%
ARRIS International PLC (a)	2,800	58,688
AT&T, Inc.	197,914	8,551,864
CenturyLink, Inc.	23,407	679,037
Cisco Systems, Inc.	213,400	6,122,446
Corning, Inc.	36,100	739,328
EchoStar Corp. Class A (a)	8,500	337,450
Frontier Communications Corp.	8,889	43,912
Juniper Networks, Inc.	10,000	224,900
Level 3 Communications, Inc. (a)	7,900	406,771
Motorola Solutions, Inc.	12,500	824,625
Sprint Corp. (a)	100	453
T-Mobile US, Inc. (a)	6,450	279,091
Telephone & Data Systems, Inc.	618	18,330
Verizon Communications, Inc.	63,400	3,540,256

		21,827,151

		25,447,750

Consumer, Cyclical — 8.0%
Airlines — 1.1%
Alaska Air Group, Inc.	18,100	1,055,049
American Airlines Group, Inc.	23,400	662,454
Delta Air Lines, Inc.	27,800	1,012,754
JetBlue Airways Corp. (a)	33,900	561,384

		3,291,641

Auto Manufacturers — 1.2%
Ford Motor Co.	153,900	1,934,523
General Motors Co.	54,300	1,536,690
PACCAR, Inc.	6,400	331,968

		3,803,181

Automotive & Parts — 0.7%
Allison Transmission Holdings, Inc.	6,500	183,495
The Goodyear Tire & Rubber Co.	26,900	690,254
Johnson Controls, Inc.	12,600	557,676
Lear Corp.	7,270	739,795

		2,171,220

Distribution & Wholesale — 0.2%
Genuine Parts Co.	200	20,250
Ingram Micro, Inc. Class A	12,800	445,184
WESCO International, Inc. (a)	1,200	61,788

		527,222

Entertainment — 0.5%
International Game Technology PLC	43,500	815,190
Regal Entertainment Group Class A	29,700	654,588

		1,469,778

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 0.2%
D.R. Horton, Inc.	12,100	$380,908
Lennar Corp.	9,800	365,050

		745,958

Home Furnishing — 0.2%
Whirlpool Corp.	2,850	474,924

Housewares — 0.0%
Newell Brands, Inc.	900	43,713

Leisure Time — 0.1%
Brunswick Corp.	500	22,660
Carnival Corp.	700	30,940
Royal Caribbean Cruises Ltd.	4,300	288,745

		342,345

Lodging — 0.1%
Hyatt Hotels Corp. Class A (a)	100	4,914
Starwood Hotels & Resorts Worldwide, Inc.	4,200	310,590

		315,504

Retail — 3.7%
Best Buy Co., Inc.	36,500	1,116,900
Burlington Stores, Inc. (a)	9,400	627,074
CST Brands, Inc.	400	17,232
CVS Health Corp.	2,580	247,009
Darden Restaurants, Inc.	1,100	69,674
Dillard’s, Inc. Class A	20	1,212
Foot Locker, Inc.	3,400	186,524
GameStop Corp. Class A	24,900	661,842
The Home Depot, Inc.	3,380	431,592
Macy’s, Inc.	3,244	109,031
Nu Skin Enterprises, Inc. Class A	9,900	457,281
PVH Corp.	2,570	242,171
Rite Aid Corp. (a)	18,700	140,063
Staples, Inc.	28,400	244,808
Target Corp.	14,200	991,444
Wal-Mart Stores, Inc.	61,800	4,512,636
Walgreens Boots Alliance, Inc.	12,000	999,240
The Wendy’s Co.	35,600	342,472
World Fuel Services Corp.	3,500	166,215

		11,564,420

		24,749,906

Consumer, Non-cyclical — 18.8%
Agriculture — 1.5%
Archer-Daniels-Midland Co.	22,100	947,869
Bunge Ltd.	8,300	490,945
Philip Morris International, Inc.	26,900	2,736,268
Reynolds American, Inc.	10,100	544,693

		4,719,775

Beverages — 0.5%
The Coca-Cola Co.	23,500	1,065,255

	Number of Shares	Value
Molson Coors Brewing Co. Class B	260	$26,294
PepsiCo, Inc.	5,750	609,155

		1,700,704

Commercial Services — 0.6%
Donnelley (R.R.) & Sons Co.	37,600	636,192
Manpower, Inc.	6,700	431,078
Paychex, Inc.	300	17,850
Quanta Services, Inc. (a)	28,100	649,672

		1,734,792

Cosmetics & Personal Care — 1.8%
Colgate-Palmolive Co.	15,700	1,149,240
Edgewell Personal Care Co.	6,280	530,095
The Procter & Gamble Co.	44,810	3,794,063

		5,473,398

Foods — 2.2%
ConAgra Foods, Inc.	6,200	296,422
Ingredion, Inc.	2,970	384,348
The J.M. Smucker Co.	4,690	714,803
The Kraft Heinz Co.	10,900	964,432
Mondelez International, Inc. Class A	57,150	2,600,896
Pilgrim’s Pride Corp.	42,300	1,077,804
Pinnacle Foods, Inc.	1,900	87,951
Tyson Foods, Inc. Class A	12,800	854,912

		6,981,568

Health Care – Products — 4.1%
Alere, Inc. (a)	1,300	54,184
Baxter International, Inc.	18,000	813,960
Johnson & Johnson	76,570	9,287,941
Medtronic PLC	25,569	2,218,622
Teleflex, Inc.	1,740	308,519
Zimmer Biomet Holdings, Inc.	120	14,446

		12,697,672

Health Care – Services — 1.7%
Aetna, Inc.	4,631	565,584
Anthem, Inc.	7,650	1,004,751
Cigna Corp.	3,350	428,767
DaVita HealthCare Partners, Inc. (a)	2,500	193,300
DENTSPLY SIRONA, Inc.	6,100	378,444
HCA Holdings, Inc. (a)	10,000	770,100
LifePoint Health, Inc. (a)	300	19,611
Quest Diagnostics, Inc.	700	56,987
Thermo Fisher Scientific, Inc.	6,830	1,009,201
UnitedHealth Group, Inc.	2,370	334,644
WellCare Health Plans, Inc. (a)	4,440	476,323

		5,237,712

Household Products — 0.2%
Avery Dennison Corp.	2,300	171,925
The Clorox Co.	960	132,854
Kimberly-Clark Corp.	2,860	393,193

		697,972

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 6.2%
Abbott Laboratories	31,500	$1,238,265
Allergan PLC (a)	2,330	538,439
Cardinal Health, Inc.	2,700	210,627
Endo International PLC (a)	31,100	484,849
Express Scripts Holding Co. (a)	14,100	1,068,780
Mallinckrodt PLC (a)	12,060	733,007
Mead Johnson Nutrition Co.	2,900	263,175
Merck & Co., Inc.	87,728	5,054,010
Mylan NV (a)	8,500	367,540
Pfizer, Inc.	234,213	8,246,640
Quintiles Transnational Holdings, Inc. (a)	2,500	163,300
United Therapeutics Corp. (a)	3,300	349,536
VWR Corp. (a)	16,600	479,740

		19,197,908

		58,441,501

Energy — 10.6%
Energy – Alternate Sources — 0.3%
First Solar, Inc. (a)	17,100	829,008

Oil & Gas — 9.5%
Apache Corp.	12,528	697,434
Chevron Corp.	64,975	6,811,329
ConocoPhillips	19,648	856,653
Devon Energy Corp.	6,450	233,812
Diamond Offshore Drilling, Inc.	25,500	620,415
Ensco PLC Class A	17,600	170,896
EQT Corp.	3,900	301,977
Exxon Mobil Corp.	140,790	13,197,655
Hess Corp.	12,900	775,290
Marathon Oil Corp.	9,000	135,090
Marathon Petroleum Corp.	18,240	692,390
Murphy Oil Corp.	6,100	193,675
Murphy USA, Inc. (a)	8,200	608,112
Nabors Industries Ltd.	23,400	235,170
Noble Corp. PLC	8,500	70,040
Noble Energy, Inc.	80	2,870
Occidental Petroleum Corp.	30	2,267
PBF Energy, Inc. Class A	3,700	87,986
Phillips 66	200	15,868
QEP Resources, Inc.	1,200	21,156
Questar Corp.	6,100	154,757
Rowan Cos. PLC Class A	58,700	1,036,642
Tesoro Corp.	14,050	1,052,626
Valero Energy Corp.	31,864	1,625,064
WPX Energy, Inc. (a)	66	614

		29,599,788

Oil & Gas Services — 0.7%
Baker Hughes, Inc.	2,603	117,474
Frank’s International NV	500	7,305
HollyFrontier Corp.	4,600	109,342

	Number of Shares	Value
National Oilwell Varco, Inc.	7,400	$249,010
Oceaneering International, Inc.	10,000	298,600
Schlumberger Ltd.	1,140	90,151
Superior Energy Services, Inc.	27,300	502,593
Targa Resources Corp.	900	37,926
Transocean Ltd.	69,100	821,599

		2,234,000

Pipelines — 0.1%
National Fuel Gas Co.	1,150	65,412
Spectra Energy Corp.	3,000	109,890

		175,302

		32,838,098

Financial — 25.9%
Banks — 6.3%
Associated Banc-Corp.	7,350	126,053
Bank of America Corp.	194,773	2,584,638
Bank of Hawaii Corp.	7,520	517,376
The Bank of New York Mellon Corp.	41,150	1,598,677
BB&T Corp.	16,119	573,998
Capital One Financial Corp.	16,250	1,032,037
Citizens Financial Group, Inc.	23,700	473,526
Commerce Bancshares, Inc.	4,111	196,917
East West Bancorp, Inc.	11,200	382,816
Fifth Third Bancorp	42,760	752,148
First Horizon National Corp.	6,616	91,168
First Republic Bank	2,600	181,974
Huntington Bancshares, Inc.	7,871	70,367
KeyCorp	28,000	309,400
M&T Bank Corp.	5	591
Northern Trust Corp.	7,000	463,820
PacWest Bancorp	3,800	151,164
The PNC Financial Services Group, Inc.	11,636	947,054
Popular, Inc.	7,300	213,890
Regions Financial Corp.	113,060	962,141
State Street Corp.	9,800	528,416
SunTrust Banks, Inc.	23,300	957,164
SVB Financial Group (a)	70	6,661
Synovus Financial Corp.	6,571	190,493
TCF Financial Corp.	37,600	475,640
U.S. Bancorp	25,990	1,048,177
Wells Fargo & Co.	100,110	4,738,206
Zions Bancorp	1,850	46,491

		19,621,003

Commercial Services — 0.2%
CoreLogic, Inc. (a)	19,400	746,512

Diversified Financial — 6.0%
Air Lease Corp.	21,700	581,126
Ally Financial, Inc. (a)	25,900	442,113
American Express Co.	17,400	1,057,224
Ameriprise Financial, Inc.	160	14,376

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CIT Group, Inc.	1,900	$60,629
Citigroup, Inc.	56,271	2,385,328
CME Group, Inc.	2,660	259,084
Discover Financial Services	13,900	744,901
E*TRADE Financial Corp. (a)	10,500	246,645
FNF Group	2,557	95,887
The Goldman Sachs Group, Inc.	8,580	1,274,816
Intercontinental Exchange, Inc.	1,237	316,623
JP Morgan Chase & Co.	115,627	7,185,062
MasterCard, Inc. Class A	3,600	317,016
Morgan Stanley	53,200	1,382,136
Nasdaq, Inc.	3,000	194,010
Navient Corp.	71,700	856,815
Raymond James Financial, Inc.	8,300	409,190
Santander Consumer USA Holdings, Inc. (a)	2,100	21,693
SLM Corp. (a)	87,300	539,514
Synchrony Financial (a)	7,200	182,016

		18,566,204

Diversified Financial Services — 0.0%
Voya Financial, Inc.	4,200	103,992

Insurance — 7.9%
Aflac, Inc.	17,300	1,248,368
Alleghany Corp. (a)	825	453,403
Allied World Assurance Co. Holdings Ltd.	7,960	279,714
The Allstate Corp.	10,600	741,470
American Financial Group, Inc.	8,000	591,440
American International Group, Inc.	11,702	618,919
American National Insurance Co.	5,040	570,276
Arch Capital Group Ltd. (a)	4,100	295,200
Aspen Insurance Holdings Ltd.	10,400	482,352
Assurant, Inc.	11,490	991,702
Assured Guaranty Ltd.	31,400	796,618
Axis Capital Holdings Ltd.	2,600	143,000
Berkshire Hathaway, Inc. Class B (a)	34,740	5,030,005
Chubb Ltd.	13,971	1,826,149
Cincinnati Financial Corp.	9,920	742,909
Endurance Specialty Holdings Ltd.	1,600	107,456
Everest Re Group Ltd.	1,560	284,965
First American Financial Corp.	11,100	446,442
The Hanover Insurance Group, Inc.	7,800	660,036
The Hartford Financial Services Group, Inc.	15,190	674,132
Lincoln National Corp.	6,298	244,173
Loews Corp.	2,820	115,874
Markel Corp. (a)	555	528,793
Marsh & McLennan Cos., Inc.	3,600	246,456
Mercury General Corp.	90	4,784
MetLife, Inc.	22,940	913,700
Old Republic International Corp.	43,600	841,044

	Number of Shares	Value
Principal Financial Group, Inc.	12,400	$509,764
ProAssurance Corp.	1,900	101,745
The Progressive Corp.	9,400	314,900
Prudential Financial, Inc.	7,500	535,050
Reinsurance Group of America, Inc.	3,050	295,820
RenaissanceRe Holdings Ltd.	440	51,674
Torchmark Corp.	890	55,020
The Travelers Cos., Inc.	5,799	690,313
Unum Group	18,900	600,831
Validus Holdings Ltd.	14,200	689,978
W.R. Berkley Corp.	900	53,928
White Mountains Insurance Group Ltd.	543	457,206
XL Group PLC	9,550	318,111

		24,553,720

Real Estate — 0.0%
WP Carey, Inc.	100	6,942

Real Estate Investment Trusts (REITS) — 5.3%
Alexandria Real Estate Equities, Inc.	1,600	165,632
American Campus Communities, Inc.	100	5,287
American Capital Agency Corp.	35,700	707,574
Annaly Capital Management, Inc.	66,060	731,284
Apple Hospitality REIT, Inc.	25,300	475,893
AvalonBay Communities, Inc.	4,294	774,595
Boston Properties, Inc.	2,780	366,682
Brandywine Realty Trust	31,200	524,160
Camden Property Trust	2,100	185,682
Care Capital Properties, Inc.	13,900	364,319
Chimera Investment Corp.	63,620	998,834
Communications Sales & Leasing, Inc. (a)	72	2,081
Corporate Office Properties Trust	2,700	79,839
Corrections Corporation of America	705	24,689
DCT Industrial Trust, Inc.	9,000	432,360
Duke Realty Corp.	9,600	255,936
EPR Properties	3,400	274,312
Equity Commonwealth (a)	13,467	392,294
Equity Residential	13,400	922,992
Essex Property Trust, Inc.	2,163	493,359
HCP, Inc.	500	17,690
Highwoods Properties, Inc.	15,100	797,280
Hospitality Properties Trust	4,540	130,752
Host Hotels & Resorts, Inc.	13,503	218,884
Kilroy Realty Corp.	3,100	205,499
Kimco Realty Corp.	23,700	743,706
Liberty Property Trust	14,670	582,692
The Macerich Co.	8,882	758,434
MFA Financial, Inc.	94,400	686,288
Mid-America Apartment Communities, Inc.	2,600	276,640
National Retail Properties, Inc.	7,500	387,900
OMEGA Healthcare Investors, Inc.	11,500	390,425

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Piedmont Office Realty Trust, Inc. Class A	2,800	$60,312
Post Properties, Inc.	300	18,315
Prologis, Inc.	15,685	769,192
Realty Income Corp.	2,700	187,272
Retail Properties of America, Inc. Class A	16,700	282,230
Senior Housing Properties Trust	400	8,332
SL Green Realty Corp.	10	1,065
Spirit Realty Capital, Inc.	16,100	205,597
Starwood Property Trust, Inc.	26,700	553,224
Two Harbors Investment Corp.	66,300	567,528
Ventas, Inc.	3,300	240,306
Vornado Realty Trust	138	13,816
Weingarten Realty Investors	4,400	179,608

		16,460,791

Savings & Loans — 0.2%
First Niagara Financial Group, Inc.	9,700	94,478
New York Community Bancorp, Inc.	21,290	319,137
People’s United Financial, Inc.	4,200	61,572

		475,187

		80,534,351

Industrial — 12.3%
Aerospace & Defense — 1.7%
General Dynamics Corp.	1,170	162,911
Harris Corp.	6,238	520,499
L-3 Communications Holdings, Inc.	6,420	941,750
Northrop Grumman Corp.	2,490	553,477
Orbital ATK, Inc.	3,000	255,420
Raytheon Co.	1,400	190,330
Spirit AeroSystems Holdings, Inc. Class A (a)	18,800	808,400
United Technologies Corp.	18,340	1,880,767

		5,313,554

Airlines — 0.3%
United Continental Holdings, Inc. (a)	20,400	837,216

Building Materials — 0.9%
Lennox International, Inc.	2,610	372,186
Martin Marietta Materials, Inc.	1,420	272,640
Masco Corp.	32,300	999,362
Owens Corning, Inc.	9,800	504,896
USG Corp. (a)	18,100	487,976

		2,637,060

Electrical Components & Equipment — 0.7%
Emerson Electric Co.	17,400	907,584
Energizer Holdings, Inc.	24,700	1,271,803

		2,179,387

Electronics — 0.6%
Agilent Technologies, Inc.	10,700	474,652
Arrow Electronics, Inc. (a)	3,800	235,220

	Number of Shares	Value
Avnet, Inc.	3,600	$145,836
Dolby Laboratories, Inc. Class A	11,400	545,490
Gentex Corp.	3,100	47,895
Jabil Circuit, Inc.	2,400	44,328
PerkinElmer, Inc.	7,910	414,642

		1,908,063

Engineering & Construction — 1.0%
AECOM (a)	35,011	1,112,299
Chicago Bridge & Iron Co. NV	5,800	200,854
Fluor Corp.	6,200	305,536
Jacobs Engineering Group, Inc. (a)	22,900	1,140,649
KBR, Inc.	37,600	497,824

		3,257,162

Environmental Controls — 0.1%
Republic Services, Inc.	3,290	168,810
Waste Connections, Inc. (a)	50	3,602
Waste Management, Inc.	2,340	155,072

		327,484

Hand & Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	7,700	454,916
Stanley Black & Decker, Inc.	3,915	435,426

		890,342

Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	4,500	341,145
Ingersoll-Rand PLC	6,500	413,920

		755,065

Machinery – Diversified — 0.8%
AGCO Corp.	15,070	710,249
Cummins, Inc.	5,850	657,774
Deere & Co.	3,400	275,536
IDEX Corp.	4,300	353,030
Roper Technologies, Inc.	2,040	347,942
Xylem, Inc.	1,700	75,905

		2,420,436

Manufacturing — 4.1%
AptarGroup, Inc.	5,100	403,563
Carlisle Cos., Inc.	5,600	591,808
Colfax Corp. (a)	400	10,584
Crane Co.	20	1,134
Danaher Corp.	12,600	1,272,600
Dover Corp.	6,000	415,920
Eaton Corp. PLC	13,472	804,683
General Electric Co.	252,490	7,948,385
Parker Hannifin Corp.	6,320	682,876
Pentair PLC	4,419	257,584
Textron, Inc.	9,400	343,664

		12,732,801

Metal Fabricate & Hardware — 0.5%
The Timken Co.	22,000	674,520

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Valmont Industries, Inc.	6,380	$863,023

		1,537,543

Packaging & Containers — 0.2%
Bemis Co., Inc.	2,160	111,218
Graphic Packaging Holding Co.	40,700	510,378
WestRock Co.	40	1,555

		623,151

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	5,950	999,779

Transportation — 0.6%
CSX Corp.	100	2,608
Expeditors International of Washington, Inc.	11,200	549,248
FedEx Corp.	220	33,392
Norfolk Southern Corp.	6,000	510,780
Ryder System, Inc.	3,590	219,492
Union Pacific Corp.	4,600	401,350

		1,716,870

Trucking & Leasing — 0.0%
AMERCO	70	26,219

		38,162,132

Technology — 7.6%
Computers — 2.4%
Amdocs Ltd.	15,400	888,888
Apple, Inc.	9,900	946,440
Brocade Communications Systems, Inc.	7,400	67,932
Computer Sciences Corp.	3,570	177,251
EMC Corp.	53,700	1,459,029
Hewlett Packard Enterprise Co.	22,200	405,594
HP, Inc.	65,400	820,770
International Business Machines Corp.	9,040	1,372,091
NetApp, Inc.	28,000	688,520
Synopsys, Inc. (a)	6,500	351,520
Western Digital Corp.	3,636	171,837

		7,349,872

Office Equipment/Supplies — 0.2%
Xerox Corp.	54,156	513,940

Semiconductors — 3.0%
Analog Devices, Inc.	4,600	260,544
Applied Materials, Inc.	25,200	604,044
Broadcom Ltd.	327	50,816
Cree, Inc. (a)	1,100	26,884
Intel Corp.	144,800	4,749,440
Lam Research Corp.	1,552	130,461
Linear Technology Corp.	10,700	497,871
Micron Technology, Inc. (a)	40,500	557,280
NVIDIA Corp.	600	28,206
QUALCOMM, Inc.	36,400	1,949,948

	Number of Shares	Value
Teradyne, Inc.	6,400	$126,016
Xilinx, Inc.	9,000	415,170

		9,396,680

Software — 2.0%
ANSYS, Inc. (a)	1,400	127,050
CA, Inc.	27,390	899,214
The Dun & Bradstreet Corp.	2,610	318,002
Fidelity National Information Services, Inc.	6,400	471,552
Leidos Holdings, Inc.	23,950	1,146,487
Nuance Communications, Inc. (a)	34,700	542,361
Oracle Corp.	62,600	2,562,218
VMware, Inc. Class A (a)	4,900	280,378

		6,347,262

		23,607,754

Utilities — 5.9%
Electric — 5.5%
The AES Corp.	300	3,744
Alliant Energy Corp.	2,600	103,220
Ameren Corp.	1,160	62,153
American Electric Power Co., Inc.	11,230	787,111
Calpine Corp. (a)	100	1,475
CenterPoint Energy, Inc.	10,800	259,200
CMS Energy Corp.	10,500	481,530
Consolidated Edison, Inc.	8,960	720,742
Dominion Resources, Inc.	8,700	677,991
DTE Energy Co.	4,210	417,295
Duke Energy Corp.	20,014	1,717,001
Edison International	10,780	837,283
Entergy Corp.	4,700	382,345
Eversource Energy	7,081	424,152
Exelon Corp.	30,875	1,122,615
FirstEnergy Corp.	19,227	671,214
Great Plains Energy, Inc.	4,237	128,805
Hawaiian Electric Industries, Inc.	2,800	91,812
NextEra Energy, Inc.	18,590	2,424,136
NRG Energy, Inc.	1,900	28,481
PG&E Corp.	12,330	788,134
Pinnacle West Capital Corp.	960	77,818
PPL Corp.	26,000	981,500
Public Service Enterprise Group, Inc.	14,000	652,540
SCANA Corp.	7,020	531,133
The Southern Co.	28,350	1,520,410
TECO Energy, Inc.	8,030	221,949
WEC Energy Group, Inc.	10,320	673,896
Westar Energy, Inc.	200	11,218
Xcel Energy, Inc.	9,720	435,262

		17,236,165

Gas — 0.4%
AGL Resources, Inc.	4,160	274,435
Atmos Energy Corp.	4,350	353,742

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NiSource, Inc.	3,290	$87,251
Sempra Energy	2,320	264,526
UGI Corp.	1,135	51,359
Vectren Corp.	4,150	218,581

		1,249,894

Water — 0.0%
Aqua America, Inc.	25	891

TOTAL COMMON STOCK (Cost $299,578,005)		311,506,322

TOTAL EQUITIES (Cost $299,578,005)		311,506,322

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley Contingent Value (a) (b)	9,300	9,393
Safeway PDC, LLC Contingent Value (a) (b)	9,300	465

		9,858

TOTAL RIGHTS (Cost $9,858)		9,858

TOTAL LONG-TERM INVESTMENTS (Cost $299,587,863)		311,516,180

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (c)	$1,942,275	1,942,275

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	724	724

TOTAL SHORT-TERM INVESTMENTS (Cost $1,942,999)		1,942,999

TOTAL INVESTMENTS — 100.9% (Cost $301,530,862) (d)		313,459,179

Other Assets/(Liabilities) — (0.9)%		(2,670,088)

NET ASSETS — 100.0%		$310,789,091

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2016, these securities amounted to a value of $9,858 or 0.00% of net assets.
(c)	Maturity value of $1,942,276. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $1,983,449.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 2.1%
Chemicals — 1.2%
E.I. du Pont de Nemours & Co.	7,690	$498,312
PPG Industries, Inc.	9,300	968,595

		1,466,907

Mining — 0.9%
Vulcan Materials Co.	9,545	1,148,836

		2,615,743

Communications — 14.2%
Advertising — 1.4%
Nielsen Holdings PLC	34,270	1,781,012

Internet — 7.1%
Alphabet, Inc. Class C (a)	8,357	5,783,880
Amazon.com, Inc. (a)	1,550	1,109,211
Facebook, Inc. Class A (a)	17,700	2,022,756

		8,915,847

Media — 3.3%
Comcast Corp. Class A	63,210	4,120,660

Telecommunications — 2.4%
Verizon Communications, Inc.	54,210	3,027,086

		17,844,605

Consumer, Cyclical — 6.1%
Automotive & Parts — 0.5%
Delphi Automotive PLC	9,280	580,928

Retail — 5.6%
AutoZone, Inc. (a)	1,876	1,489,244
CarMax, Inc. (a) (b)	8,060	395,182
The Home Depot, Inc.	20,870	2,664,890
McDonald’s Corp.	20,610	2,480,207

		7,029,523

		7,610,451

Consumer, Non-cyclical — 28.3%
Agriculture — 3.1%
Philip Morris International, Inc.	37,791	3,844,101

Beverages — 2.8%
PepsiCo, Inc.	32,650	3,458,941

Commercial Services — 3.7%
McKesson Corp.	6,590	1,230,023
PayPal Holdings, Inc. (a)	49,990	1,825,135
S&P Global, Inc.	15,160	1,626,062

		4,681,220

Foods — 5.9%
The Kraft Heinz Co.	40,540	3,586,979
Mondelez International, Inc. Class A	84,280	3,835,583

		7,422,562

	Number of Shares	Value
Health Care – Products — 4.2%
Boston Scientific Corp. (a)	65,450	$1,529,567
Johnson & Johnson	30,290	3,674,177

		5,203,744

Health Care – Services — 1.9%
UnitedHealth Group, Inc.	17,060	2,408,872

Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	36,020	2,649,271
Express Scripts Holding Co. (a)	37,080	2,810,664
Merck & Co., Inc.	36,150	2,082,601
Mylan NV (a)	20,200	873,448

		8,415,984

		35,435,424

Energy — 6.6%
Oil & Gas — 5.0%
Chevron Corp.	32,333	3,389,468
Noble Energy, Inc.	31,770	1,139,590
Suncor Energy, Inc.	62,190	1,724,529

		6,253,587

Oil & Gas Services — 0.5%
HollyFrontier Corp.	24,440	580,939

Pipelines — 1.1%
Magellan Midstream Partners LP	18,750	1,425,000

		8,259,526

Financial — 16.7%
Banks — 3.2%
The Bank of New York Mellon Corp.	44,460	1,727,271
M&T Bank Corp.	9,550	1,129,097
SunTrust Banks, Inc.	27,350	1,123,538

		3,979,906

Diversified Financial — 6.6%
Citigroup, Inc.	71,254	3,020,457
CME Group, Inc.	39,465	3,843,891
Discover Financial Services	27,590	1,478,548

		8,342,896

Insurance — 5.1%
Berkshire Hathaway, Inc. Class B (a)	24,490	3,545,907
Marsh & McLennan Cos., Inc.	20,083	1,374,882
The Progressive Corp.	43,580	1,459,930

		6,380,719

Real Estate Investment Trusts (REITS) — 1.8%
Simon Property Group, Inc.	10,440	2,264,436

		20,967,957

Industrial — 11.9%
Aerospace & Defense — 2.1%
Lockheed Martin Corp.	5,590	1,387,270

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United Technologies Corp.	11,640	$1,193,682

		2,580,952

Electronics — 1.7%
Agilent Technologies, Inc.	13,710	608,176
Tyco International PLC	36,880	1,571,088

		2,179,264

Environmental Controls — 1.2%
Republic Services, Inc.	10,790	553,635
Waste Connections, Inc. (a)	14,007	1,009,204

		1,562,839

Machinery – Diversified — 0.8%
Deere & Co.	12,170	986,257

Manufacturing — 4.3%
General Electric Co.	173,030	5,446,985

Transportation — 1.8%
Canadian National Railway Co.	17,200	1,015,832
Canadian Pacific Railway Ltd. (b)	9,270	1,193,883

		2,209,715

		14,966,012

Technology — 9.3%
Computers — 7.0%
Amdocs Ltd.	37,610	2,170,849
Apple, Inc.	61,725	5,900,910
Western Digital Corp.	14,346	677,992

		8,749,751

Office Equipment/Supplies — 0.9%
Xerox Corp.	113,710	1,079,108

Semiconductors — 0.7%
Applied Materials, Inc.	37,800	906,066

Software — 0.7%
Cerner Corp. (a)	15,740	922,364

		11,657,289

Utilities — 3.0%
Electric — 2.3%
OGE Energy Corp.	15,140	495,835
PG&E Corp.	37,320	2,385,494

		2,881,329

Gas — 0.7%
AmeriGas Partners LP	17,770	829,859

		3,711,188

TOTAL COMMON STOCK (Cost $111,021,352)		123,068,195

TOTAL EQUITIES (Cost $111,021,352)		123,068,195

	Number of Shares	Value
MUTUAL FUNDS — 1.3%
Diversified Financial — 1.3%
State Street Navigator Securities Lending Prime Portfolio (c)	1,607,720	$1,607,720

TOTAL MUTUAL FUNDS (Cost $1,607,720)		1,607,720

TOTAL LONG-TERM INVESTMENTS (Cost $112,629,072)		124,675,915

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$1,314,256	1,314,256

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	4,897	4,897

TOTAL SHORT-TERM INVESTMENTS (Cost $1,319,153)		1,319,153

TOTAL INVESTMENTS — 100.5% (Cost $113,948,225) (e)		125,995,068

Other Assets/(Liabilities) — (0.5)%		(658,860)

NET ASSETS — 100.0%		$125,336,208

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $1,573,116 or 1.26% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,314,256. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $1,346,003.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.9%

COMMON STOCK — 100.9%
Basic Materials — 2.4%
Chemicals — 2.2%
Air Products & Chemicals, Inc.	5,840	$829,514
Celanese Corp. Series A	20,790	1,360,705
CF Industries Holdings, Inc.	600	14,460
The Dow Chemical Co.	400	19,884
E.I. du Pont de Nemours & Co.	34,900	2,261,520
Eastman Chemical Co.	2,196	149,108
Ecolab, Inc.	7,698	912,983
FMC Corp.	17,400	805,794
International Flavors & Fragrances, Inc.	4,560	574,879
LyondellBasell Industries NV Class A	27,570	2,051,759
Monsanto Co.	60	6,205
PPG Industries, Inc.	10,800	1,124,820

		10,111,631

Iron & Steel — 0.2%
Steel Dynamics, Inc.	36,200	886,900

Mining — 0.0%
Southern Copper Corp.	2	54

		10,998,585

Communications — 17.5%
Advertising — 0.5%
The Interpublic Group of Companies, Inc.	42,700	986,370
Nielsen Holdings PLC	12,000	623,640
Omnicom Group, Inc.	12,000	977,880

		2,587,890

Internet — 10.6%
Alphabet, Inc. Class A (a)	13,319	9,370,316
Alphabet, Inc. Class C (a)	14,699	10,173,178
Amazon.com, Inc. (a)	13,851	9,912,053
CDW Corp.	20,800	833,664
eBay, Inc. (a)	54,430	1,274,206
Equinix, Inc.	7	2,714
Expedia, Inc.	6,602	701,793
F5 Networks, Inc. (a)	14,060	1,600,591
Facebook, Inc. Class A (a)	96,440	11,021,163
FireEye, Inc. (a)	51,900	854,793
GoDaddy, Inc. Class A (a)	14,500	452,255
Groupon, Inc. (a)	45,400	147,550
IAC/InterActiveCorp	1,400	78,820
Liberty Interactive Corp. QVC Group Class A (a)	22,100	560,677
Liberty Ventures Series A (a)	70	2,595
Netflix, Inc. (a)	10,617	971,243

	Number of Shares	Value
The Priceline Group, Inc. (a)	515	$642,931
Rackspace Hosting, Inc. (a)	3,200	66,752
VeriSign, Inc. (a)	10,940	945,872

		49,613,166

Media — 4.4%
AMC Networks, Inc. Class A (a)	19,700	1,190,274
CBS Corp. Class B	21,400	1,165,016
Charter Communications, Inc. Class A (a)	3,700	845,968
Comcast Corp. Class A	99,200	6,466,848
Discovery Communications, Inc. Class A (a)	37,300	941,079
Discovery Communications, Inc. Class C (a)	36,700	875,295
DISH Network Corp. Class A (a)	8,100	424,440
FactSet Research Systems, Inc.	4,250	686,035
Scripps Networks Interactive Class A	26,900	1,675,063
Sirius XM Holdings, Inc. (a)	162,300	641,085
Starz Class A (a)	19,200	574,464
Time Warner, Inc.	11,700	860,418
Twenty-First Century Fox, Inc. Class A	11,900	321,895
Viacom, Inc. Class B	19,300	800,371
The Walt Disney Co.	30,240	2,958,077

		20,426,328

Telecommunications — 2.0%
Arista Networks, Inc. (a)	15,400	991,452
ARRIS International PLC (a)	1,500	31,440
CommScope Holding Co., Inc. (a)	1,000	31,030
Motorola Solutions, Inc.	19,800	1,306,206
T-Mobile US, Inc. (a)	34,200	1,479,834
Verizon Communications, Inc.	95,800	5,349,472

		9,189,434

		81,816,818

Consumer, Cyclical — 14.7%
Airlines — 1.1%
Alaska Air Group, Inc.	26,800	1,562,172
Delta Air Lines, Inc.	38,500	1,402,555
JetBlue Airways Corp. (a)	35,400	586,224
Southwest Airlines Co.	42,700	1,674,267

		5,225,218

Apparel — 0.6%
Carter’s, Inc.	5,100	542,997
Michael Kors Holdings Ltd. (a)	30,900	1,528,932
Nike, Inc. Class B	16,180	893,136
Ralph Lauren Corp.	150	13,443
Skechers U.S.A., Inc. Class A (a)	10	297
VF Corp.	400	24,596

		3,003,401

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.1%
PACCAR, Inc.	11,900	$617,253

Automotive & Parts — 0.9%
BorgWarner, Inc.	80	2,362
Delphi Automotive PLC	10,500	657,300
Johnson Controls, Inc.	22,300	986,998
Lear Corp.	16,590	1,688,198
Visteon Corp.	15,550	1,023,346

		4,358,204

Distribution & Wholesale — 0.3%
Genuine Parts Co.	2,600	263,250
HD Supply Holdings, Inc. (a)	27,800	967,996

		1,231,246

Entertainment — 0.7%
Cinemark Holdings, Inc.	20,000	729,200
The Madison Square Garden Co. Class A (a)	3	518
Regal Entertainment Group Class A	64,100	1,412,764
Six Flags Entertainment Corp.	22,600	1,309,670

		3,452,152

Home Builders — 0.4%
D.R. Horton, Inc.	29,100	916,068
Lennar Corp.	200	7,450
NVR, Inc. (a)	130	231,444
Thor Industries, Inc.	11,100	718,614

		1,873,576

Home Furnishing — 0.2%
Harman International Industries, Inc.	1,590	114,194
Tempur Sealy International, Inc. (a)	5,600	309,792
Whirlpool Corp.	3,560	593,238

		1,017,224

Household Products — 0.2%
Tupperware Brands Corp.	14,800	832,944

Housewares — 0.1%
Newell Brands, Inc.	5,764	279,958
The Toro Co.	3,180	280,476

		560,434

Leisure Time — 0.1%
Brunswick Corp.	1,600	72,512
Harley-Davidson, Inc.	5,500	249,150

		321,662

Lodging — 0.5%
Marriott International, Inc. Class A	6,167	409,859
MGM Resorts International (a)	1,000	22,630
Starwood Hotels & Resorts Worldwide, Inc.	11,300	835,635
Wyndham Worldwide Corp.	13,000	925,990

		2,194,114

	Number of Shares	Value
Retail — 9.3%
AutoNation, Inc. (a)	2,500	$117,450
AutoZone, Inc. (a)	468	371,517
Brinker International, Inc.	2,200	100,166
Burlington Stores, Inc. (a)	16,300	1,087,373
CarMax, Inc. (a)	12,500	612,875
Casey’s General Stores, Inc.	5,730	753,552
Chipotle Mexican Grill, Inc. (a)	3	1,208
Coach, Inc.	309	12,589
Costco Wholesale Corp.	5,120	804,045
CVS Health Corp.	45,050	4,313,087
Darden Restaurants, Inc.	8,300	525,722
Dollar General Corp.	11,500	1,081,000
Dollar Tree, Inc. (a)	27	2,545
Domino’s Pizza, Inc.	2,890	379,688
Dunkin’ Brands Group, Inc.	3,800	165,756
Foot Locker, Inc.	5,700	312,702
The Gap, Inc.	400	8,488
The Home Depot, Inc.	76,280	9,740,193
L Brands, Inc.	3,500	234,955
Lowe’s Cos., Inc.	71,000	5,621,070
Macy’s, Inc.	2,100	70,581
McDonald’s Corp.	64,510	7,763,133
The Michaels Cos., Inc. (a)	2,800	79,632
Nordstrom, Inc.	4,500	171,225
Nu Skin Enterprises, Inc. Class A	18,530	855,901
O’Reilly Automotive, Inc. (a)	1,150	311,765
Panera Bread Co. Class A (a)	4,610	977,043
Rite Aid Corp. (a)	27,100	202,979
Ross Stores, Inc.	5,560	315,196
Starbucks Corp.	11,800	674,016
Target Corp.	2,900	202,478
The TJX Cos., Inc.	28,720	2,218,046
Urban Outfitters, Inc. (a)	2,100	57,750
Walgreens Boots Alliance, Inc.	3,400	283,118
The Wendy’s Co.	102,500	986,050
Williams-Sonoma, Inc.	1,000	52,130
Yum! Brands, Inc.	20,440	1,694,885

		43,161,909

Textiles — 0.1%
Cintas Corp.	2,600	255,138

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	4,370	367,036

		68,471,511

Consumer, Non-cyclical — 30.3%
Agriculture — 2.0%
Altria Group, Inc.	105,370	7,266,315
Philip Morris International, Inc.	5,070	515,720
Reynolds American, Inc.	24,580	1,325,600

		9,107,635

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Beverages — 3.0%
Brown-Forman Corp. Class B	7	$698
The Coca-Cola Co.	109,560	4,966,355
Coca-Cola European Partners PLC	10,900	389,021
Constellation Brands, Inc. Class A	2,810	464,774
Dr. Pepper Snapple Group, Inc.	12,000	1,159,560
Monster Beverage Corp. (a)	1,550	249,101
PepsiCo, Inc.	63,163	6,691,488

		13,920,997

Biotechnology — 3.5%
Amgen, Inc.	60,520	9,208,118
Biogen, Inc. (a)	8,890	2,149,780
Charles River Laboratories International, Inc. (a)	8,900	733,716
Gilead Sciences, Inc.	52,120	4,347,850

		16,439,464

Commercial Services — 4.9%
Automatic Data Processing, Inc.	10,880	999,546
Booz Allen Hamilton Holding Corp.	2,800	82,992
Donnelley (R.R.) & Sons Co.	109,000	1,844,280
Equifax, Inc.	7,790	1,000,236
Euronet Worldwide, Inc. (a)	19,800	1,369,962
FleetCor Technologies, Inc. (a)	750	107,347
Gartner, Inc. (a)	3,900	379,899
Genpact Ltd. (a)	4,500	120,780
Global Payments, Inc.	18,240	1,301,971
KAR Auction Services, Inc.	22,500	939,150
Live Nation Entertainment, Inc. (a)	35,200	827,200
McKesson Corp.	410	76,526
Paychex, Inc.	5,200	309,400
Quanta Services, Inc. (a)	31,700	732,904
S&P Global, Inc.	8,080	866,661
Sabre Corp.	42,000	1,125,180
SEI Investments Co.	11,200	538,832
ServiceMaster Global Holdings, Inc. (a)	4,600	183,080
Square, Inc. Class A (a)	110,100	996,405
Total System Services, Inc.	34,900	1,853,539
United Rentals, Inc. (a)	16,070	1,078,297
Vantiv, Inc. Class A (a)	21,000	1,188,600
Verisk Analytics, Inc. (a)	7,800	632,424
Visa, Inc. Class A	31,220	2,315,587
The Western Union Co.	79,220	1,519,440
WEX, Inc. (a)	3,270	289,951

		22,680,189

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.	2,680	196,176
The Estee Lauder Cos., Inc. Class A	8,860	806,437

		1,002,613

Foods — 3.3%
Blue Buffalo Pet Products, Inc. (a)	25,800	602,172

	Number of Shares	Value
Campbell Soup Co.	13,100	$871,543
ConAgra Foods, Inc.	14,700	702,807
Flowers Foods, Inc.	700	13,125
General Mills, Inc.	22,160	1,580,451
The Hershey Co.	900	102,141
Hormel Foods Corp.	28,000	1,024,800
Ingredion, Inc.	13,030	1,686,212
Kellogg Co.	8,740	713,621
The Kraft Heinz Co.	2,366	209,344
The Kroger Co.	55,720	2,049,939
McCormick & Co., Inc.	2,400	256,008
Pilgrim’s Pride Corp.	60,300	1,536,444
Post Holdings, Inc. (a)	10,100	835,169
Sysco Corp.	28,900	1,466,386
Tyson Foods, Inc. Class A	29,700	1,983,663
The WhiteWave Foods Co. (a)	23	1,080

		15,634,905

Health Care – Products — 4.7%
Alere, Inc. (a)	23,400	975,312
Align Technology, Inc. (a)	3,600	289,980
Baxter International, Inc.	29,120	1,316,806
Becton, Dickinson & Co.	11,560	1,960,460
Boston Scientific Corp. (a)	64,800	1,514,376
Bruker Corp.	48,200	1,096,068
C.R. Bard, Inc.	5,960	1,401,554
Edwards Lifesciences Corp. (a)	7,200	718,056
Henry Schein, Inc. (a)	2,590	457,912
Hill-Rom Holdings, Inc.	2,200	110,990
Hologic, Inc. (a)	30,900	1,069,140
IDEXX Laboratories, Inc. (a)	5,600	520,016
Intuitive Surgical, Inc. (a)	2,056	1,359,859
Johnson & Johnson	38,570	4,678,541
ResMed, Inc.	5,900	373,057
St. Jude Medical, Inc.	8,340	650,520
Stryker Corp.	15,000	1,797,450
Teleflex, Inc.	3,400	602,854
Varian Medical Systems, Inc. (a)	10,200	838,746

		21,731,697

Health Care – Services — 3.6%
Aetna, Inc.	8,800	1,074,744
Anthem, Inc.	9,330	1,225,402
Centene Corp. (a)	6,611	471,827
Cigna Corp.	3,280	419,807
DaVita HealthCare Partners, Inc. (a)	60	4,639
DENTSPLY SIRONA, Inc.	6,612	410,209
HCA Holdings, Inc. (a)	15,200	1,170,552
Humana, Inc.	1,710	307,595
Laboratory Corporation of America Holdings (a)	1,677	218,463
MEDNAX, Inc. (a)	8,800	637,384
Premier, Inc. Class A (a)	600	19,620
Tenet Healthcare Corp. (a)	22,100	610,844

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	10,050	$1,484,988
UnitedHealth Group, Inc.	52,900	7,469,480
Universal Health Services, Inc. Class B	530	71,073
WellCare Health Plans, Inc. (a)	10,860	1,165,061

		16,761,688

Household Products — 0.5%
Avery Dennison Corp.	9,900	740,025
Church & Dwight Co., Inc.	5,560	572,069
The Clorox Co.	2,790	386,108
Kimberly-Clark Corp.	4,640	637,907

		2,336,109

Pharmaceuticals — 4.6%
AbbVie, Inc.	45,783	2,834,426
Allergan PLC (a)	5,750	1,328,767
AmerisourceBergen Corp.	10,060	797,959
Bristol-Myers Squibb Co.	30,400	2,235,920
Cardinal Health, Inc.	19,000	1,482,190
Eli Lilly & Co.	9,000	708,750
Express Scripts Holding Co. (a)	40,580	3,075,964
Herbalife Ltd. (a)	35,080	2,053,232
Mead Johnson Nutrition Co.	4,400	399,300
Medivation, Inc. (a)	60	3,618
Mylan NV (a)	20,600	890,744
Pfizer, Inc.	53,900	1,897,819
Quintiles Transnational Holdings, Inc. (a)	8,700	568,284
United Therapeutics Corp. (a)	13,390	1,418,269
VCA, Inc. (a)	7,500	507,075
VWR Corp. (a)	35,900	1,037,510
Zoetis, Inc.	9,800	465,108

		21,704,935

		141,320,232

Energy — 0.6%
Oil & Gas — 0.5%
Apache Corp.	23,900	1,330,513
Continental Resources, Inc. (a)	40	1,811
EOG Resources, Inc.	90	7,507
Murphy USA, Inc. (a)	14,300	1,060,488
Tesoro Corp.	4,500	337,140

		2,737,459

Oil & Gas Services — 0.1%
FMC Technologies, Inc. (a)	8,800	234,696
Schlumberger Ltd.	70	5,536

		240,232

		2,977,691

Financial — 6.5%
Banks — 0.5%
Citizens Financial Group, Inc.	38,700	773,226
First Republic Bank	7,200	503,928

	Number of Shares	Value
Signature Bank (a)	2,090	$261,083
SVB Financial Group (a)	40	3,806
Western Alliance Bancorp (a)	21,800	711,770

		2,253,813

Commercial Services — 0.2%
CoreLogic, Inc. (a)	28,200	1,085,136

Diversified Financial — 1.8%
Affiliated Managers Group, Inc. (a)	4,640	653,173
Air Lease Corp.	53,400	1,430,052
American Express Co.	1,200	72,912
Ameriprise Financial, Inc.	1,930	173,411
Artisan Partners Asset Management, Inc. Class A	300	8,304
The Charles Schwab Corp.	45,500	1,151,605
Discover Financial Services	30,300	1,623,777
Federated Investors, Inc. Class B	80	2,302
Intercontinental Exchange, Inc.	1,090	278,996
Invesco Ltd.	8,900	227,306
LPL Financial Holdings, Inc.	47,400	1,067,922
MasterCard, Inc. Class A	5,260	463,196
T. Rowe Price Group, Inc.	13,900	1,014,283
TD Ameritrade Holding Corp.	8,100	230,647

		8,397,886

Insurance — 1.0%
AmTrust Financial Services, Inc.	39,800	975,100
Aon PLC	10,850	1,185,145
Arthur J. Gallagher & Co.	3,200	152,320
Erie Indemnity Co. Class A	7,690	763,925
Marsh & McLennan Cos., Inc.	24,700	1,690,962

		4,767,452

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	26,100	691,128

Real Estate Investment Trusts (REITS) — 2.7%
American Tower Corp.	7,505	852,643
Boston Properties, Inc.	1,890	249,291
Care Capital Properties, Inc.	46,100	1,208,281
Crown Castle International Corp.	3,000	304,290
CubeSmart	22,500	694,800
Digital Realty Trust, Inc.	600	65,394
Equity Lifestyle Properties, Inc.	2,800	224,140
Extra Space Storage, Inc.	2,200	203,588
Federal Realty Investment Trust	6,370	1,054,554
Healthcare Trust of America, Inc. Class A	36,100	1,167,474
Iron Mountain, Inc.	43	1,713
Lamar Advertising Co.Class A	19,700	1,306,110
Public Storage	5,100	1,303,509
Regency Centers Corp.	7,600	636,348
Simon Property Group, Inc.	12,049	2,613,428
Tanger Factory Outlet Centers, Inc.	5,200	208,936

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ventas, Inc.	8,000	$582,560

		12,677,059

REITS — 0.2%
CyrusOne, Inc.	12,600	701,316

		30,573,790

Industrial — 12.0%
Aerospace & Defense — 2.7%
The Boeing Co.	31,740	4,122,074
General Dynamics Corp.	3,360	467,846
Harris Corp.	8,970	748,457
Lockheed Martin Corp.	7,720	1,915,872
Northrop Grumman Corp.	12,330	2,740,712
Raytheon Co.	5,200	706,940
Rockwell Collins, Inc.	1,400	119,196
Spirit AeroSystems Holdings, Inc. Class A (a)	35,500	1,526,500
TransDigm Group, Inc. (a)	250	65,923

		12,413,520

Building Materials — 0.7%
Fortune Brands Home & Security, Inc.	15,200	881,144
Lennox International, Inc.	2,170	309,442
Martin Marietta Materials, Inc.	3,070	589,440
Masco Corp.	41,900	1,296,386

		3,076,412

Electrical Components & Equipment — 0.5%
AMETEK, Inc.	8,575	396,422
Emerson Electric Co.	4,210	219,594
Energizer Holdings, Inc.	32,900	1,694,021

		2,310,037

Electronics — 0.8%
Agilent Technologies, Inc.	31,800	1,410,648
Allegion PLC	2,600	180,518
Amphenol Corp. Class A	500	28,665
Gentex Corp.	1,920	29,664
Mettler-Toledo International, Inc. (a)	1,760	642,259
PerkinElmer, Inc.	12,500	655,250
Trimble Navigation Ltd. (a)	20	487
Waters Corp. (a)	7,380	1,037,997

		3,985,488

Environmental Controls — 0.3%
Clean Harbors, Inc. (a)	200	10,422
Stericycle, Inc. (a)	1,620	168,674
Waste Management, Inc.	18,300	1,212,741

		1,391,837

Hand & Machine Tools — 0.4%
Lincoln Electric Holdings, Inc.	2,800	165,424
Snap-on, Inc.	2,270	358,251

	Number of Shares	Value
Stanley Black & Decker, Inc.	11,180	$1,243,440

		1,767,115

Machinery – Construction & Mining — 0.0%
Ingersoll-Rand PLC	1,300	82,784

Machinery – Diversified — 0.9%
BWX Technologies, Inc.	41,800	1,495,186
Cummins, Inc.	370	41,603
Deere & Co.	2,200	178,288
Flowserve Corp.	90	4,065
Graco, Inc.	2,400	189,576
IDEX Corp.	50	4,105
Nordson Corp.	2,500	209,025
Rockwell Automation, Inc.	8,590	986,304
Roper Technologies, Inc.	3,810	649,834
Wabtec Corp.	1,230	86,383
Xylem, Inc.	11,300	504,545
Zebra Technologies Corp. Class A (a)	50	2,505

		4,351,419

Manufacturing — 3.0%
3M Co.	9,750	1,707,420
AptarGroup, Inc.	300	23,739
Carlisle Cos., Inc.	13,270	1,402,374
Danaher Corp.	7,520	759,520
General Electric Co.	125,800	3,960,184
Honeywell International, Inc.	36,060	4,194,499
Illinois Tool Works, Inc.	15,300	1,593,648
Leggett & Platt, Inc.	4,300	219,773
Textron, Inc.	2,800	102,368

		13,963,525

Metal Fabricate & Hardware — 0.2%
Valmont Industries, Inc.	8,260	1,117,330

Miscellaneous – Manufacturing — 0.1%
A.O. Smith Corp.	5,100	449,361

Packaging & Containers — 0.9%
Bemis Co., Inc.	700	36,043
Berry Plastics Group, Inc. (a)	26,000	1,010,100
Crown Holdings, Inc. (a)	12,900	653,643
Graphic Packaging Holding Co.	99,500	1,247,730
Owens-Illinois, Inc. (a)	3,700	66,637
Packaging Corporation of America	15,100	1,010,643
Sealed Air Corp.	3,000	137,910

		4,162,706

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	11,020	1,851,691

Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	11,400	846,450
Expeditors International of Washington, Inc.	3,500	171,640
FedEx Corp.	8,410	1,276,470
Landstar System, Inc.	10,660	731,915

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Union Pacific Corp.	7,920	$691,020
United Parcel Service, Inc. Class B	13,140	1,415,441

		5,132,936

Trucking & Leasing — 0.0%
AMERCO	150	56,183

		56,112,344

Technology — 16.8%
Computers — 6.2%
Accenture PLC Class A	20,980	2,376,824
Apple, Inc.	167,573	16,019,979
Cadence Design Systems, Inc. (a)	51,100	1,241,730
Cognizant Technology Solutions Corp. Class A (a)	7,000	400,680
DST Systems, Inc.	2,690	313,197
EMC Corp.	7,780	211,382
Fortinet, Inc. (a)	21,700	685,503
IHS, Inc. Class A (a)	2,910	336,425
International Business Machines Corp.	32,110	4,873,656
Jack Henry & Associates, Inc.	3,600	314,172
Manhattan Associates, Inc. (a)	8,200	525,866
NCR Corp. (a)	48,000	1,332,960
Synopsys, Inc. (a)	700	37,856
Teradata Corp. (a)	25,100	629,257

		29,299,487

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	17,500	311,500

Semiconductors — 3.3%
Applied Materials, Inc.	52,400	1,256,028
Broadcom Ltd.	2,440	379,176
Cree, Inc. (a)	26,400	645,216
Intel Corp.	43,600	1,430,080
KLA-Tencor Corp.	22,900	1,677,425
Lam Research Corp.	10,300	865,818
Linear Technology Corp.	15,620	726,799
Maxim Integrated Products, Inc.	14,500	517,505
Microchip Technology, Inc.	6,100	309,636
Micron Technology, Inc. (a)	3,500	48,160
NVIDIA Corp.	35,200	1,654,752
ON Semiconductor Corp. (a)	9,500	83,790
Qorvo, Inc. (a)	11,500	635,490
QUALCOMM, Inc.	13,290	711,945
Skyworks Solutions, Inc.	70	4,430
Texas Instruments, Inc.	62,850	3,937,552
Xilinx, Inc.	11,310	521,730

		15,405,532

Software — 7.2%
Activision Blizzard, Inc.	30,400	1,204,752
Adobe Systems, Inc. (a)	23,450	2,246,276
ANSYS, Inc. (a)	2,400	217,800

	Number of Shares	Value
Autodesk, Inc. (a)	50	$2,707
Black Knight Financial Services, Inc. Class A (a)	17,400	654,240
Broadridge Financial Solutions, Inc.	7,960	518,992
Citrix Systems, Inc. (a)	16,800	1,345,512
The Dun & Bradstreet Corp.	12,180	1,484,011
Electronic Arts, Inc. (a)	14,600	1,106,096
Fidelity National Information Services, Inc.	8,000	589,440
First Data Corp. Class A (a)	27,200	301,104
Fiserv, Inc. (a)	9,900	1,076,427
IMS Health Holdings, Inc. (a)	6,000	152,160
Intuit, Inc.	12,070	1,347,133
Microsoft Corp.	311,960	15,962,993
MSCI, Inc.	2,800	215,936
Nuance Communications, Inc. (a)	92,400	1,444,212
Oracle Corp.	14,300	585,299
Red Hat, Inc. (a)	2,100	152,460
Salesforce.com, Inc. (a)	10,840	860,804
SS&C Technologies Holdings, Inc	14,200	398,736
Veeva Systems, Inc. Class A (a)	18,400	627,808
VMware, Inc. Class A (a)	18,980	1,086,036

		33,580,934

		78,597,453

Utilities — 0.1%
Electric — 0.1%
Dominion Resources, Inc.	3,900	303,927

TOTAL COMMON STOCK (Cost $451,872,973)		471,172,351

TOTAL EQUITIES (Cost $451,872,973)		471,172,351

TOTAL LONG-TERM INVESTMENTS (Cost $451,872,973)		471,172,351

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$1,146,909	1,146,909

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	728	728

TOTAL SHORT-TERM INVESTMENTS (Cost $1,147,637)		1,147,637

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 101.2% (Cost $453,020,610) (c)	$472,319,988

Other Assets/(Liabilities) — (1.2)%	(5,375,468)

NET ASSETS — 100.0%	$466,944,520

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,146,909. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $1,171,571.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Basic Materials — 3.7%
Forest Products & Paper — 1.9%
P.H. Glatfelter Co.	112,129	$2,193,243
Schweitzer-Mauduit International, Inc.	24,744	872,969

		3,066,212

Mining — 1.8%
Kaiser Aluminum Corp.	33,620	3,039,584

		6,105,796

Communications — 1.4%
Advertising — 0.2%
MDC Partners, Inc. Class A	20,840	381,164

Internet — 0.8%
Zynga, Inc. Class A (a)	512,280	1,275,577

Telecommunications — 0.4%
RigNet, Inc. (a)	46,320	620,225

		2,276,966

Consumer, Cyclical — 11.5%
Airlines — 1.0%
Spirit Airlines, Inc. (a)	37,720	1,692,496

Automotive & Parts — 0.9%
Visteon Corp.	22,790	1,499,810

Entertainment — 1.5%
International Speedway Corp. Class A	39,210	1,311,575
The Madison Square Garden Co. Class A (a)	7,400	1,276,574

		2,588,149

Retail — 7.4%
Burlington Stores, Inc. (a)	46,620	3,110,020
Group 1 Automotive, Inc.	30,040	1,482,774
Popeyes Louisiana Kitchen, Inc. (a)	32,150	1,756,676
Sally Beauty Holdings, Inc. (a)	58,690	1,726,073
Sonic Corp.	85,530	2,313,587
Texas Roadhouse, Inc.	42,280	1,927,968

		12,317,098

Storage & Warehousing — 0.7%
Wesco Aircraft Holdings, Inc. (a)	82,340	1,105,003

		19,202,556

Consumer, Non-cyclical — 26.8%
Agriculture — 1.6%
Universal Corp.	46,130	2,663,546

Biotechnology — 0.6%
Sage Therapeutics, Inc. (a) (b)	13,240	398,921

	Number of Shares	Value
Ultragenyx Pharmaceutical, Inc. (a)	12,790	$625,559

		1,024,480

Commercial Services — 10.0%
ABM Industries, Inc.	60,950	2,223,456
Booz Allen Hamilton Holding Corp.	76,290	2,261,236
James River Group Holdings Ltd.	52,410	1,779,844
KAR Auction Services, Inc.	62,670	2,615,846
Korn/Ferry International	107,403	2,223,242
On Assignment, Inc. (a)	58,050	2,144,947
Paylocity Holding Corp. (a) (b)	52,160	2,253,312
Rent-A-Center, Inc.	86,230	1,058,904

		16,560,787

Foods — 2.0%
Pinnacle Foods, Inc.	73,710	3,412,036

Health Care – Products — 1.8%
NxStage Medical, Inc. (a)	69,410	1,504,809
The Spectranetics Corp. (a)	79,630	1,489,877

		2,994,686

Health Care – Services — 4.1%
Acadia Healthcare Co., Inc. (a)	21,670	1,200,518
Addus HomeCare Corp. (a)	17,820	310,603
HealthSouth Corp.	59,883	2,324,658
WellCare Health Plans, Inc. (a)	27,516	2,951,916

		6,787,695

Household Products — 3.1%
Acco Brands Corp. (a)	183,040	1,890,803
Prestige Brands Holdings, Inc. (a)	58,086	3,217,965

		5,108,768

Pharmaceuticals — 3.6%
Acadia Pharmaceuticals, Inc. (a) (b)	25,140	816,044
Akorn, Inc. (a)	23,210	661,137
Axovant Sciences Ltd. (a)	24,640	316,378
Diplomat Pharmacy, Inc. (a) (b)	34,120	1,194,200
Impax Laboratories, Inc. (a)	21,110	608,390
Santhera Pharmaceutical Holding AG (a) (b)	5,732	451,872
TherapeuticsMD, Inc. (a) (b)	51,090	434,265
VWR Corp. (a)	52,830	1,526,787

		6,009,073

		44,561,071

Energy — 4.0%
Energy – Alternate Sources — 0.9%
Renewable Energy Group, Inc. (a)	169,959	1,500,738

Oil & Gas — 2.1%
Suburban Propane Partners LP	68,460	2,286,564
Western Refining, Inc.	61,493	1,268,601

		3,555,165

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 1.0%
Cone Midstream Partners LP	90,230	$1,564,588

		6,620,491

Financial — 21.5%
Banks — 7.6%
BancorpSouth, Inc.	79,740	1,809,301
FirstMerit Corp.	164,889	3,342,300
MB Financial, Inc.	99,200	3,598,976
Talmer Bancorp, Inc. Class A	55,350	1,061,060
Webster Financial Corp.	82,530	2,801,893

		12,613,530

Diversified Financial — 1.3%
Evercore Partners, Inc. Class A	24,220	1,070,282
Stifel Financial Corp. (a)	33,220	1,044,769

		2,115,051

Insurance — 2.2%
Endurance Specialty Holdings Ltd.	31,260	2,099,421
Old Republic International Corp.	78,040	1,505,392

		3,604,813

Real Estate — 1.3%
Four Corners Property Trust, Inc.	105,360	2,169,362

Real Estate Investment Trusts (REITS) — 6.3%
Brandywine Realty Trust	150,500	2,528,400
Chatham Lodging Trust	77,205	1,696,966
DiamondRock Hospitality Co.	186,940	1,688,068
DuPont Fabros Technology, Inc.	41,410	1,968,632
National Storage Affiliates Trust	90,470	1,883,585
Seritage Growth Properties Class A (b)	16,440	819,370

		10,585,021

Savings & Loans — 2.8%
BankUnited, Inc.	98,728	3,032,924
Oritani Financial Corp.	103,978	1,662,608

		4,695,532

		35,783,309

Industrial — 10.0%
Aerospace & Defense — 1.6%
AAR Corp.	49,249	1,149,472
Curtiss-Wright Corp.	18,090	1,524,082

		2,673,554

Building Materials — 3.1%
Boise Cascade Co. (a)	87,950	2,018,452
Masonite International Corp. (a)	30,950	2,047,033
Summit Materials, Inc. Class A (a)	51,241	1,048,391

		5,113,876

Electrical Components & Equipment — 0.9%
Generac Holdings, Inc. (a) (b)	43,230	1,511,321

	Number of Shares	Value
Engineering & Construction — 1.8%
AECOM (a)	49,206	$1,563,275
Dycom Industries, Inc. (a)	16,860	1,513,353

		3,076,628

Manufacturing — 1.0%
Matthews International Corp. Class A	29,650	1,649,726

Miscellaneous – Manufacturing — 0.5%
Hexcel Corp.	20,650	859,866

Transportation — 1.1%
Genesee & Wyoming, Inc. Class A (a)	30,580	1,802,691

		16,687,662

Technology — 15.0%
Computers — 5.0%
CACI International, Inc. Class A (a)	31,430	2,841,586
FleetMatics Group PLC (a)	40,810	1,768,297
Fortinet, Inc. (a)	40,907	1,292,252
j2 Global, Inc.	38,516	2,433,056

		8,335,191

Office Equipment/Supplies — 0.8%
Pitney Bowes, Inc.	79,520	1,415,456

Semiconductors — 3.1%
Cavium, Inc. (a)	28,390	1,095,854
Cypress Semiconductor Corp. (b)	131,181	1,383,960
MKS Instruments, Inc.	61,990	2,669,289

		5,149,103

Software — 6.1%
Black Knight Financial Services, Inc. Class A (a) (b)	55,720	2,095,072
Guidewire Software, Inc. (a)	27,400	1,692,224
Imperva, Inc. (a)	36,520	1,570,725
Proofpoint, Inc. (a) (b)	31,390	1,980,395
SYNNEX Corp.	28,980	2,747,884

		10,086,300

		24,986,050

Utilities — 3.5%
Electric — 3.5%
Allete, Inc.	45,570	2,945,189
Portland General Electric Co.	63,870	2,817,944

		5,763,133

TOTAL COMMON STOCK (Cost $149,909,048)		161,987,034

TOTAL EQUITIES (Cost $149,909,048)		161,987,034

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 6.1%
Diversified Financial — 6.1%
State Street Navigator Securities Lending Prime Portfolio (c)	10,171,798	$10,171,798

TOTAL MUTUAL FUNDS (Cost $10,171,798)		10,171,798

TOTAL LONG-TERM INVESTMENTS (Cost $160,080,846)		172,158,832

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$4,791,441	4,791,441

TOTAL SHORT-TERM INVESTMENTS (Cost $4,791,441)		4,791,441

TOTAL INVESTMENTS — 106.4% (Cost $164,872,287) (e)		176,950,273

Other Assets/(Liabilities) — (6.4)%		(10,566,542)

NET ASSETS — 100.0%		$166,383,731

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $9,900,420 or 5.95% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $4,791,442. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $4,887,535.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 101.1%

COMMON STOCK — 99.4%
Brazil — 0.6%
Embraer SA Sponsored ADR (Brazil)	81,060	$1,760,622

Cayman Islands — 1.2%
JD.com, Inc. ADR (Cayman Islands) (a) (b)	156,456	3,321,561
Theravance Biopharma, Inc. (a) (b)	13,034	295,741

		3,617,302

Denmark — 0.3%
FLSmidth & Co. A/S (b)	28,599	1,018,412

France — 5.1%
Kering	25,370	4,137,504
LVMH Moet Hennessy Louis Vuitton SE	41,510	6,285,323
Societe Generale SA	76,610	2,421,090
Technip SA	53,715	2,921,410

		15,765,327

Germany — 7.2%
Allianz SE	35,913	5,116,599
Bayer AG	41,921	4,217,763
Deutsche Bank AG (a)	110,237	1,499,979
Linde AG	19,664	2,736,902
SAP SE	89,275	6,673,093
Siemens AG	18,086	1,852,694

		22,097,030

India — 4.0%
DLF Ltd.	2,504,699	5,620,262
ICICI Bank Ltd. Sponsored ADR (India)	567,170	4,072,281
Zee Entertainment Enterprises Ltd.	374,806	2,541,614

		12,234,157

Italy — 1.4%
Banca Monte dei Paschi di Siena SpA (a) (b)	1,789,530	768,805
Brunello Cucinelli SpA (b)	60,580	1,086,914
Prysmian SpA	75,816	1,662,009
Tod’s SpA (b)	15,932	854,512

		4,372,240

Japan — 14.3%
The Dai-ichi Life Insurance Co. Ltd.	302,100	3,349,452
Fanuc Corp.	14,300	2,314,689
KDDI Corp.	204,700	6,231,338
Keyence Corp.	10,220	6,892,906
Kyocera Corp.	85,600	4,058,510
Murata Manufacturing Co. Ltd.	62,310	6,989,835
Nidec Corp.	74,600	5,630,812
Nintendo Co. Ltd.	7,300	1,041,602

	Number of Shares	Value
Nomura Holdings, Inc.	297,400	$1,065,716
Rakuten, Inc.	125,900	1,357,907
Sumitomo Mitsui Financial Group, Inc.	102,100	2,927,234
Suzuki Motor Corp.	76,200	2,056,490

		43,916,491

Netherlands — 2.4%
Airbus Group SE	127,670	7,413,593

Spain — 3.6%
Banco Bilbao Vizcaya Argentaria SA	405,386	2,323,101
Industria de Diseno Textil SA	199,139	6,640,780
Repsol YPF SA	161,935	2,054,317

		11,018,198

Sweden — 3.0%
Assa Abloy AB	276,001	5,657,170
Telefonaktiebolaget LM Ericsson Class B	464,508	3,550,526

		9,207,696

Switzerland — 4.2%
Credit Suisse Group	197,810	2,107,936
Nestle SA	38,174	2,944,578
Roche Holding AG	12,227	3,228,302
UBS Group AG	356,647	4,614,514

		12,895,330

United Kingdom — 5.7%
Circassia Pharmaceuticals PLC (a)	647,107	877,094
Earthport PLC (a)	1,654,932	303,657
International Game Technology PLC	108,252	2,028,643
Prudential PLC	307,572	5,239,735
Shire Ltd.	33,490	2,062,296
Unilever PLC	144,582	6,935,175

		17,446,600

United States — 46.4%
3M Co.	30,500	5,341,160
Acadia Pharmaceuticals, Inc. (a) (b)	82,320	2,672,107
Adobe Systems, Inc. (a)	51,910	4,972,459
Aetna, Inc.	81,210	9,918,177
Alphabet, Inc. Class A (a)	10,430	7,337,818
Alphabet, Inc. Class C (a)	10,818	7,487,138
Anthem, Inc.	43,730	5,743,498
Biogen, Inc. (a)	12,560	3,037,259
BioMarin Pharmaceutical, Inc. (a)	27,930	2,172,954
Bluebird Bio, Inc. (a) (b)	25,530	1,105,194
Celldex Therapeutics, Inc. (a) (b)	178,530	783,747
Cigna Corp.	6,530	835,775
Citigroup, Inc.	149,290	6,328,403
Colgate-Palmolive Co.	116,970	8,562,204
eBay, Inc. (a)	68,920	1,613,417
Emerson Electric Co.	50,370	2,627,299

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Facebook, Inc. Class A (a)	61,410	$7,017,935
FNF Group	79,160	2,968,500
Gilead Sciences, Inc.	45,580	3,802,283
The Goldman Sachs Group, Inc.	26,310	3,909,140
Humana, Inc.	1,970	354,364
Intuit, Inc.	68,700	7,667,607
Ionis Pharmaceuticals, Inc. (a) (b)	35,960	837,508
MacroGenics, Inc. (a)	56,180	1,516,298
Maxim Integrated Products, Inc.	179,220	6,396,362
McDonald’s Corp.	7,900	950,686
PayPal Holdings, Inc. (a)	96,970	3,540,375
S&P Global, Inc.	95,320	10,224,023
Sage Therapeutics, Inc. (a) (b)	12,430	374,516
Tiffany & Co.	54,270	3,290,933
Twitter, Inc. (a) (b)	131,160	2,217,916
United Parcel Service, Inc. Class B	47,590	5,126,395
Vertex Pharmaceuticals, Inc. (a)	9,910	852,458
The Walt Disney Co.	64,590	6,318,194
Zimmer Biomet Holdings, Inc.	37,530	4,517,861

		142,421,963

TOTAL COMMON STOCK (Cost $231,897,368)		305,184,961

PREFERRED STOCK — 1.7%
Germany — 1.6%
Bayerische Motoren Werke AG 4.970%	78,707	4,989,267

India — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	1,120,452	150,401

TOTAL PREFERRED STOCK (Cost $3,409,594)		5,139,668

TOTAL EQUITIES (Cost $235,306,962)		310,324,629

MUTUAL FUNDS — 5.5%
United States — 5.5%
Oppenheimer Institutional Money Market Fund Class E (c)	3,566,409	3,566,409
State Street Navigator Securities Lending Prime Portfolio (d)	13,200,258	13,200,258

		16,766,667

TOTAL MUTUAL FUNDS (Cost $16,766,667)		16,766,667

RIGHTS — 0.0%
Spain — 0.0%
Repsol SA, Expires 7/8/16 (a)	161,935	52,654

Value
TOTAL RIGHTS (Cost $53,217)	$52,654

TOTAL LONG-TERM INVESTMENTS (Cost $252,126,846)	327,143,950

TOTAL INVESTMENTS — 106.6% (Cost $252,126,846) (e)	327,143,950

Other Assets/(Liabilities) — (6.6)%	(20,217,994)

NET ASSETS — 100.0%	$306,925,956

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $12,837,222 or 4.18% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Australia — 3.5%
CIMIC Group Ltd. (a)	142,042	$3,804,121
CSL Ltd.	76,100	6,398,640
Sonic Healthcare Ltd.	229,311	3,706,812
Telstra Corp. Ltd.	929,980	3,870,252

		17,779,825

Brazil — 0.4%
Empresa Brasileira de Aeronautica SA	332,619	1,812,045

Canada — 5.7%
Alimentation Couche-Tard, Inc. Class B	100,492	4,315,412
CCL Industries, Inc. Class B	28,719	4,998,011
Dollarama, Inc. (a)	135,827	9,483,026
Hudson’s Bay Co. (a)	334,824	4,040,331
Saputo, Inc.	197,057	5,852,453

		28,689,233

Denmark — 4.2%
Coloplast A/S Class B	64,945	4,847,975
Novo Nordisk A/S Class B	117,740	6,331,711
Novozymes A/S	119,745	5,770,586
William Demant Holding A/S (b)	199,005	3,870,165

		20,820,437

Finland — 1.1%
Nokia OYJ (a)	994,734	5,659,998

France — 12.1%
Cie Generale d’Optique Essilor International SA	39,738	5,288,847
Danone SA	51,207	3,610,741
Dassault Systemes SA	68,876	5,259,359
Edenred	232,184	4,790,664
Hermes International	13,286	5,007,076
Iliad SA	21,060	4,280,985
Legrand SA	80,250	4,140,495
LVMH Moet Hennessy Louis Vuitton SE	28,720	4,348,699
Pernod-Ricard SA (a)	30,205	3,364,451
Schneider Electric SE	68,140	4,032,604
SEB SA	52,427	6,320,385
Technicolor SA Registered	274,750	1,704,534
Technip SA	36,242	1,971,102
Valeo SA	141,234	6,307,866

		60,427,808

Germany — 7.6%
Bayerische Motoren Werke AG	37,351	2,737,416
Brenntag AG	115,589	5,585,802
Continental AG	37,028	6,958,605

	Number of Shares	Value
Infineon Technologies AG	620,089	$8,910,976
ProSiebenSat.1 Media SE	110,386	4,820,079
SAP SE	75,700	5,658,394
United Internet AG	82,512	3,404,468

		38,075,740

Hong Kong — 0.5%
Lenovo Group Ltd.	4,026,000	2,432,472

India — 1.8%
Hero Honda Motors Ltd.	136,308	6,381,895
ICICI Bank Ltd. Sponsored ADR (India)	356,875	2,562,362

		8,944,257

Ireland — 2.4%
Experian PLC	271,943	5,165,437
James Hardie Industries NV	435,900	6,676,937

		11,842,374

Japan — 6.4%
Hoya Corp.	135,500	4,824,358
Keyence Corp.	10,009	6,750,596
Nidec Corp.	84,700	6,393,161
Nippon Telegraph & Telephone Corp.	195,600	9,182,149
Yahoo! Japan Corp. (a)	1,054,500	4,643,878

		31,794,142

Luxembourg — 0.8%
SES SA	198,520	4,288,215

Mexico — 0.7%
Grupo Televisa SAB Sponsored ADR (Mexico)	133,340	3,472,174

Netherlands — 7.2%
Aalberts Industries NV	199,238	6,009,927
Airbus Group SE	98,430	5,715,673
ASML Holding NV	49,010	4,858,023
Boskalis Westminster	81,700	2,818,021
Gemalto NV	43,268	2,630,832
Gemalto NV	25,562	1,565,593
Heineken NV	78,183	7,224,337
Koninklijke Vopak NV	101,139	5,065,857

		35,888,263

Panama — 1.3%
Carnival Corp.	143,870	6,359,054

South Africa — 0.9%
The SPAR Group Ltd.	328,732	4,513,713

Spain — 4.6%
Amadeus IT Holding SA Class A	152,000	6,658,891
Grifols SA	271,212	6,124,591
Industria de Diseno Textil SA	126,696	4,224,990

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Prosegur Cia de Seguridad SA	969,932	$5,872,486

		22,880,958

Sweden — 2.7%
Atlas Copco AB	204,937	5,306,530
Swedish Match AB	92,289	3,207,205
Telefonaktiebolaget LM Ericsson Class B	628,021	4,800,358

		13,314,093

Switzerland — 12.0%
ABB Ltd.	104,476	2,057,813
Aryzta AG (a)	106,216	3,903,044
Barry Callebaut AG (a)	4,055	4,980,248
Cie Financiere Richemont SA	69,074	4,052,228
Galenica AG Registered (a)	3,660	4,930,336
Lonza Group AG Registered	30,234	5,010,180
Roche Holding AG	24,003	6,337,526
SGS SA	1,639	3,758,188
Sika AG	1,190	4,977,957
Sonova Holding AG	33,529	4,454,755
The Swatch Group AG (a)	11,389	3,310,802
Syngenta AG	10,202	3,921,408
Temenos Group AG	110,138	5,486,283
UBS Group AG	213,168	2,758,096

		59,938,864

Thailand — 1.1%
CP ALL PCL	3,929,500	5,619,163

United Kingdom — 21.8%
Aggreko PLC	174,928	3,004,370
ARM Holdings PLC	288,580	4,370,820
Aveva Group PLC	68,567	1,547,790
BT Group PLC	911,117	5,031,048
Bunzl PLC	233,177	7,212,278
Burberry Group PLC	264,032	4,127,309
Diageo PLC	95,289	2,666,301
Dignity PLC	107,387	3,691,054
Domino’s Pizza Group PLC	1,113,120	4,954,379
Essentra PLC	471,184	3,234,340
ICAP PLC	845,999	4,755,413
Inmarsat PLC	250,340	2,687,021
Intertek Group PLC	130,430	6,090,678
Prudential PLC	218,808	3,727,569
Reckitt Benckiser Group PLC	61,936	6,231,108
Rolls-Royce Holdings PLC	430,060	4,083,749
Royal Mail PLC	730,680	4,953,465
Sky PLC	321,117	3,644,769
Spectris PLC	99,333	2,418,584
Travis Perkins PLC	217,006	4,341,308
Tullett Prebon PLC	274,459	1,106,028
Unilever PLC	110,184	5,285,204
Vodafone Group PLC	2,125,900	6,471,642
The Weir Group PLC	88,754	1,713,795

	Number of Shares	Value
Whitbread PLC	58,420	$2,730,539
William Hill PLC	1,106,988	3,834,240
Wolseley PLC	93,061	4,822,902

		108,737,703

TOTAL COMMON STOCK (Cost $485,404,824)		493,290,531

PREFERRED STOCK — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	653,347	87,700

TOTAL PREFERRED STOCK (Cost $19,495)		87,700

TOTAL EQUITIES (Cost $485,424,319)		493,378,231

MUTUAL FUNDS — 5.7%
United States — 5.7%
Oppenheimer Institutional Money Market Fund Class E (c)	6,666,882	6,666,882
State Street Navigator Securities Lending Prime Portfolio (d)	22,029,626	22,029,626

		28,696,508

TOTAL MUTUAL FUNDS (Cost $28,696,508)		28,696,508

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Mei Pharma, Inc., Expires 5/10/17, Strike 7.14 (b) (e)	301,298	-

TOTAL WARRANTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $514,120,827)		522,074,739

TOTAL INVESTMENTS — 104.5% (Cost $514,120,827) (f)		522,074,739

Other Assets/(Liabilities) — (4.5)%		(22,523,898)

NET ASSETS — 100.0%		$499,550,841

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $20,965,007 or 4.20% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2016, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.8%

COMMON STOCK — 91.3%
Bermuda — 1.3%
Jardine Strategic Holdings Ltd.	84,014	$2,543,182

Brazil — 5.4%
Ambev SA ADR (Brazil)	245,270	1,449,546
BM&F BOVESPA SA	604,700	3,388,413
Cielo SA	21,100	222,410
Embraer SA Sponsored ADR (Brazil)	70,450	1,530,174
Estacio Participacoes SA	309,400	1,633,541
Kroton Educacional SA	330,941	1,401,114
Odontoprev SA	14,500	60,080
Porto Seguro SA	5,300	44,135
Sul America SA	195,700	952,821

		10,682,234

Cayman Islands — 20.2%
3SBio, Inc. (a) (b)	125,000	128,858
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	100,633	8,003,343
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	42,450	7,010,618
China Lodging Group Ltd. Sponsored ADR (Cayman Islands)	31,784	1,157,891
Ctrip.com International Ltd. ADR (Cayman Islands) (a) (c)	106,040	4,368,848
JD.com, Inc. ADR (Cayman Islands) (a) (c)	22,919	486,570
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (c)	121,500	1,528,470
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands)	81,710	3,422,015
SOHO China Ltd.	1,383,500	672,086
Tencent Holdings Ltd.	462,393	10,546,066
Tingyi Cayman Islands Holding Corp.	1,062,000	1,011,868
Want Want China Holdings Ltd.	2,198,000	1,576,535

		39,913,168

China — 3.3%
China Pacific Insurance Group Co. Ltd. Class H	519,400	1,773,102
PICC Property & Casualty Co. Ltd. Class H	344,000	544,631
Sinopharm Group Co. Ltd. Class H	748,800	3,607,888
Tsingtao Brewery Co. Ltd. Class H	144,000	500,066

		6,425,687

Colombia — 2.1%
Almacenes Exito SA (b)	50,600	246,999
Almacenes Exito SA	87,222	424,035

	Number of Shares	Value
Grupo Aval Acciones y Valores SA (c)	228,710	$1,841,115
Grupo de Inversiones Suramericana SA	124,855	1,637,162

		4,149,311

Egypt — 0.6%
Commercial International Bank	254,596	1,132,510

France — 2.4%
Kering	12,023	1,960,789
LVMH Moet Hennessy Louis Vuitton SE	18,558	2,809,998

		4,770,787

Hong Kong — 4.1%
AIA Group Ltd.	801,400	4,818,704
Hang Lung Properties Ltd.	281,000	846,542
Hang Lung Properties Ltd.	155,000	315,496
Hong Kong Exchanges and Clearing Ltd.	84,852	2,070,051

		8,050,793

India — 14.9%
Apollo Hospitals Enterprise Ltd.	82,036	1,601,969
Asian Paints Ltd.	31,928	472,615
Dr Reddy’s Laboratories Ltd.	47,303	2,387,637
Glenmark Pharmaceuticals Ltd.	61,319	727,067
Housing Development Finance Corp.	493,682	9,204,264
Infosys Technologies Ltd.	312,887	5,446,676
Kotak Mahindra Bank Ltd.	109,601	1,241,438
Sun Pharmaceutical Industries Ltd.	118,093	1,337,981
Tata Consultancy Services Ltd.	59,321	2,240,664
UltraTech Cement Ltd.	27,711	1,405,295
Zee Entertainment Enterprises Ltd.	500,858	3,396,391

		29,461,997

Indonesia — 1.6%
Astra International Tbk PT	2,634,000	1,484,769
Indocement Tunggal Prakarsa Tbk PT	779,000	998,298
Semen Indonesia Persero Tbk PT	954,000	677,939

		3,161,006

Italy — 1.4%
Prada SpA	889,700	2,755,895

Japan — 1.4%
Fast Retailing Co., Ltd. (c)	4,700	1,260,061
Murata Manufacturing Co. Ltd.	14,100	1,581,715

		2,841,776

Malaysia — 2.1%
Genting Bhd	1,542,400	3,138,965
Genting Malaysia	935,300	1,033,056

		4,172,021

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mexico — 4.7%
Fomento Economico Mexicano SAB de CV	198,224	$1,835,268
Grupo Aeroportuario del Sureste SAB de CV Class B	60,903	970,448
Grupo Financiero Banorte SAB de CV Class O	392,946	2,196,150
Grupo Financiero Inbursa SAB de CV Class O	1,039,689	1,768,021
Grupo Televisa SAB Sponsored ADR (Mexico)	65,150	1,696,506
Wal-Mart de Mexico SAB de CV	316,735	761,929

		9,228,322

Nigeria — 0.5%
Nigerian Breweries PLC	1,252,771	595,661
Zenith Bank PLC	6,667,001	374,591

		970,252

Philippines — 3.3%
Ayala Land, Inc.	128,300	106,112
Jollibee Foods Corp.	297,860	1,532,835
SM Investments Corp.	123,130	2,540,801
SM Prime Holdings, Inc.	3,920,600	2,288,751

		6,468,499

Poland — 0.5%
Bank Pekao SA	28,696	1,004,262

Republic of Korea — 1.2%
LG Household & Health Care Ltd.	293	284,199
NAVER Corp.	3,385	2,104,786

		2,388,985

Russia — 7.8%
Alrosa AO (a)	1,432,964	1,545,195
Magnit OJSC (a)	42,008	5,929,023
NovaTek OAO Sponsored GDR (Russia) (d)	46,732	4,775,797
Sberbank of Russia PJSC Sponsored ADR (Russia)	371,020	3,242,335

		15,492,350

Singapore — 0.5%
Global Logistic Properties Ltd.	795,000	1,072,938

Switzerland — 0.5%
Cie Financiere Richemont SA	16,954	994,607

Taiwan — 3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,428,000	7,220,777

Thailand — 0.8%
Airports of Thailand PCL	51,500	571,571
CP ALL PCL	767,500	1,097,521

		1,669,092

	Number of Shares	Value
Turkey — 1.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	160,191	$1,082,702
BIM Birlesik Magazalar AS	67,781	1,330,210

		2,412,912

United Arab Emirates — 1.3%
DP World Ltd.	153,065	2,541,735

United Kingdom — 2.9%
Glencore PLC	527,395	1,077,540
Old Mutual PLC	1,004,751	2,636,027
SABMiller PLC	33,066	1,927,643

		5,641,210

United States — 1.6%
Cognizant Technology Solutions Corp. Class A (a)	11,350	649,674
Las Vegas Sands Corp.	42,490	1,847,890
MercadoLibre, Inc.	1,480	208,192
Tiffany & Co.	8,570	519,685

		3,225,441

TOTAL COMMON STOCK (Cost $184,014,566)		180,391,749

PREFERRED STOCK — 2.5%
Brazil — 2.1%
Lojas Americanas SA 0.670%	840,520	4,207,440

Colombia — 0.3%
Banco Davivienda SA 1.610%	64,600	594,496

India — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	612,906	82,272

TOTAL PREFERRED STOCK (Cost $4,606,827)		4,884,208

TOTAL EQUITIES (Cost $188,621,393)		185,275,957

MUTUAL FUNDS — 4.3%
United States — 4.3%
State Street Navigator Securities Lending Prime Portfolio (e)	8,546,412	8,546,412

TOTAL MUTUAL FUNDS (Cost $8,546,412)		8,546,412

RIGHTS — 0.2%
Russia — 0.2%
Moscow Exchange OAO (a)	214,606	378,260

TOTAL RIGHTS (Cost $354,656)		378,260

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%
Malaysia — 0.0%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	121,100	$46,259

TOTAL WARRANTS (Cost $57,060)		46,259

TOTAL LONG-TERM INVESTMENTS (Cost $197,579,521)		194,246,888

	Principal Amount
SHORT-TERM INVESTMENTS — 6.5%
Repurchase Agreement — 6.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (f)	$12,819,491	12,819,491

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	6,901	6,901

TOTAL SHORT-TERM INVESTMENTS (Cost $12,826,392)		12,826,392

TOTAL INVESTMENTS — 104.8% (Cost $210,405,913) (g)		207,073,280

Other Assets/(Liabilities) — (4.8)%		(9,417,614)

NET ASSETS — 100.0%		$197,655,666

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $375,857 or 0.19% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $8,318,037 or 4.21% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, these securities amounted to a value of $4,775,797 or 2.42% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $12,819,495. Collateralized by U.S. Government Agency obligations with a rate of 8.000%, maturity date of 11/15/21, and an aggregate market value, including accrued interest, of $13,078,749.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual U.S. Government Premier Money Market Fund (formerly known as Premier Money Market Fund) (“U.S. Government Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Barings Dynamic Allocation Fund (“Barings Dynamic Allocation Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

U.S. Government Money Market Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying portfolio of investments for the Barings Dynamic Allocation Fund includes the accounts of MassMutual Barings Cayman Dynamic Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Barings Dynamic Allocation Fund, which primarily invests in commodity-related investments consistent with the Barings Dynamic Allocation Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Barings Dynamic Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Barings Dynamic Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of June 30, 2016, the Barings Dynamic Allocation Fund’s net assets were approximately $10,810,406, of which approximately $177,106 or approximately 1.64%, represents the Subsidiary’s net assets.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of June 30, 2016.

The Value Fund, Main Street Fund, and Disciplined Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2016. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2016, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$249,166,601	$-	$249,166,601
Municipal Obligations	-	701,895	-	701,895
Non-U.S. Government Agency Obligations	-	224,013,822	813,688	224,827,510
U.S. Government Agency Obligations and Instrumentalities	-	36,303,939	-	36,303,939
U.S. Treasury Obligations	-	71,249,535	-	71,249,535
Short-Term Investments	-	18,896,975	-	18,896,975

Total Investments	$-	$600,332,767	$813,688	$601,146,455

Asset Derivatives
Forward Contracts	$-	$207,324	$-	$207,324
Futures Contracts	1,464,993	-	-	1,464,993

Total	$1,464,993	$207,324	$-	$1,672,317

Liability Derivatives
Forward Contracts	$-	$(215,750)	$-	$(215,750)
Futures Contracts	(1,572,247)	-	-	(1,572,247)
Swap Agreements	-	(294,059)	-	(294,059)

Total	$(1,572,247)	$(509,809)	$-	$(2,082,056)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$13,849,696	$-	$13,849,696
Municipal Obligations	-	454,501	-	454,501
Non-U.S. Government Agency Obligations	-	163,737,986	239,153	163,977,139
U.S. Government Agency Obligations and Instrumentalities	-	173,494	-	173,494
U.S. Treasury Obligations	-	306,196,136	-	306,196,136
Short-Term Investments	-	101,762,157	-	101,762,157

Total Investments	$-	$586,173,970	$239,153	$586,413,123

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Inflation-Protected and Income Fund (Continued)
Asset Derivatives
Futures Contracts	$42,560	$-	$-	$42,560
Swap Agreements	-	159,515	-	159,515

Total	$42,560	$159,515	$-	$202,075

Liability Derivatives
Futures Contracts	$(343,528)	$-	$-	$(343,528)
Swap Agreements	-	(207,483)	-	(207,483)

Total	$(343,528)	$(207,483)	$-	$(551,011)

Core Bond Fund
Asset Investments
Preferred Stock	$3,500,900	$-	$-	$3,500,900
Corporate Debt	-	503,939,779	-	503,939,779
Municipal Obligations	-	17,279,400	-	17,279,400
Non-U.S. Government Agency Obligations	-	334,192,567	1,695,552	335,888,119
Sovereign Debt Obligations	-	13,773,282	-	13,773,282
U.S. Government Agency Obligations and Instrumentalities	-	352,109,208	-	352,109,208
U.S. Treasury Obligations	-	136,900,456	-	136,900,456
Short-Term Investments	-	237,148,467	-	237,148,467

Total Investments	$3,500,900	$1,595,343,159	$1,695,552	$1,600,539,611

Asset Derivatives
Forward Contracts	$-	$501,216	$-	$501,216
Futures Contracts	4,943,482	-	-	4,943,482

Total	$4,943,482	$501,216	$-	$5,444,698

Liability Derivatives
Forward Contracts	$-	$(521,587)	$-	$(521,587)
Swap Agreements	-	(778,452)	-	(778,452)

Total	$-	$(1,300,039)	$-	$(1,300,039)

Diversified Bond Fund
Asset Investments
Common Stock	$-	$-	$24,752	$24,752
Preferred Stock	269,300	-	-	269,300
Corporate Debt	-	74,757,957	-	74,757,957
Municipal Obligations	-	439,110	-	439,110
Non-U.S. Government Agency Obligations	-	45,893,375	135,982	46,029,357
Sovereign Debt Obligations	-	1,569,472	-	1,569,472
U.S. Government Agency Obligations and Instrumentalities	-	44,828,378	-	44,828,378
U.S. Treasury Obligations	-	11,637,968	-	11,637,968
Short-Term Investments	-	32,819,741	-	32,819,741

Total Investments	$269,300	$211,946,001	$160,734	$212,376,035

Asset Derivatives
Forward Contracts	$-	$187,625	$-	$187,625
Futures Contracts	613,812	-	-	613,812

Total	$613,812	$187,625	$-	$801,437

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Diversified Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$(191,251)	$-	$(191,251)
Futures Contracts	(166,561)	-	-	(166,561)
Swap Agreements	-	(108,954)	-	(108,954)

Total	$(166,561)	$(300,205)	$-	$(466,766)

High Yield Fund
Asset Investments
Common Stock	$-	$-	$303,571	$303,571
Bank Loans	-	9,838,387	-	9,838,387
Corporate Debt	-	326,808,619	-	326,808,619
Short-Term Investments	-	10,968,135	-	10,968,135

Total Investments	$-	$347,615,141	$303,571	$347,918,712

Balanced Fund
Asset Investments
Common Stock	$66,329,372	$-	$-	$66,329,372
Preferred Stock	134,650	-	-	134,650
Corporate Debt	-	13,743,193	-	13,743,193
Municipal Obligations	-	457,614	-	457,614
Non-U.S. Government Agency Obligations	-	9,685,754	-	9,685,754
Sovereign Debt Obligations	-	430,581	-	430,581
U.S. Government Agency Obligations and Instrumentalities	-	9,691,430	-	9,691,430
U.S. Treasury Obligations	-	3,138,167	-	3,138,167
Mutual Funds	9,849,877	-	-	9,849,877
Rights	-	-	4,050	4,050
Short-Term Investments	-	6,554,746	-	6,554,746

Total Investments	$76,313,899	$43,701,485	$4,050	$120,019,434

Asset Derivatives
Forward Contracts	$-	$13,233	$-	$13,233
Futures Contracts	120,081	-	-	120,081

Total	$120,081	$13,233	$-	$133,314

Liability Derivatives
Forward Contracts	$-	$(13,771)	$-	$(13,771)
Futures Contracts	(44,769)	-	-	(44,769)
Swap Agreements	-	(21,880)	-	(21,880)

Total	$(44,769)	$(35,651)	$-	$(80,420)

Barings Dynamic Allocation Fund
Asset Investments
Sovereign Debt Obligations	$-	$1,391,523	$-	$1,391,523
U.S. Treasury Obligations	-	647,515	-	647,515
Mutual Funds	7,623,437	-	-	7,623,437
Purchased Options	8,800	-	-	8,800
Short-Term Investments	-	1,113,230	-	1,113,230

Total Investments	$7,632,237	$3,152,268	$-	$10,784,505

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Barings Dynamic Allocation Fund (Continued)
Asset Derivatives
Forward Contracts	$-	$17,731		$-	$17,731

Liability Derivatives
Forward Contracts	$-	$(5,655)		$-	$(5,655)

Disciplined Value Fund
Asset Investments
Common Stock	$311,506,322	$-		$-	$311,506,322
Rights	-	-		9,858	9,858
Short-Term Investments	-	1,942,999		-	1,942,999

Total Investments	$311,506,322	$1,942,999		$9,858	$313,459,179

Small Cap Opportunities Fund
Asset Investments
Common Stock	$161,535,162	$451,872	*	$-	$161,987,034
Mutual Funds	10,171,798	-		-	10,171,798
Short-Term Investments	-	4,791,441		-	4,791,441

Total Investments	$171,706,960	$5,243,313		$-	$176,950,273

Global Fund
Asset Investments
Common Stock*
Brazil	$1,760,622	$-		$-	$1,760,622
Cayman Islands	3,617,302	-		-	3,617,302
Denmark	-	1,018,412		-	1,018,412
France	-	15,765,327		-	15,765,327
Germany	-	22,097,030		-	22,097,030
India	4,072,281	8,161,876		-	12,234,157
Italy	-	4,372,240		-	4,372,240
Japan	-	43,916,491		-	43,916,491
Netherlands	-	7,413,593		-	7,413,593
Spain	-	11,018,198		-	11,018,198
Sweden	-	9,207,696		-	9,207,696
Switzerland	-	12,895,330		-	12,895,330
United Kingdom	2,028,643	15,417,957		-	17,446,600
United States	142,421,963	-		-	142,421,963
Preferred Stock
Germany	-	4,989,267		-	4,989,267
India	150,401	-		-	150,401
Mutual Funds	16,766,667	-		-	16,766,667
Rights	-	52,654		-	52,654

Total Investments	$170,817,879	$156,326,071		$-	$327,143,950

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$17,779,825		$-	$17,779,825
Brazil	-	1,812,045		-	1,812,045

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock (Continued)
Canada	$28,689,233	$-	$-		$28,689,233
Denmark	-	20,820,437	-		20,820,437
Finland	-	5,659,998	-		5,659,998
France	-	60,427,808	-		60,427,808
Germany	-	38,075,740	-		38,075,740
Hong Kong	-	2,432,472	-		2,432,472
India	2,562,362	6,381,895	-		8,944,257
Ireland	-	11,842,374	-		11,842,374
Japan	-	31,794,142	-		31,794,142
Luxembourg	-	4,288,215	-		4,288,215
Mexico	3,472,174	-	-		3,472,174
Netherlands	-	35,888,263	-		35,888,263
Panama	6,359,054	-	-		6,359,054
South Africa	-	4,513,713	-		4,513,713
Spain	-	22,880,958	-		22,880,958
Sweden	-	13,314,093	-		13,314,093
Switzerland	-	59,938,864	-		59,938,864
Thailand	-	5,619,163	-		5,619,163
United Kingdom	-	108,737,703	-		108,737,703
Preferred Stock
India	87,700	-	-		87,700
Mutual Funds	28,696,508	-	-		28,696,508
Warrants	-	-	-	†	-

Total Investments	$69,867,031	$452,207,708	$-		$522,074,739

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$-	$2,543,182	$-		$2,543,182
Brazil	2,979,720	7,702,514	-		10,682,234
Cayman Islands	25,977,755	13,935,413	-		39,913,168
China	-	6,425,687	-		6,425,687
Colombia	2,088,114	2,061,197	-		4,149,311
Egypt	-	1,132,510	-		1,132,510
France	-	4,770,787	-		4,770,787
Hong Kong	-	8,050,793	-		8,050,793
India	-	29,461,997	-		29,461,997
Indonesia	-	3,161,006	-		3,161,006
Italy	-	2,755,895	-		2,755,895
Japan	-	2,841,776	-		2,841,776
Malaysia	-	4,172,021	-		4,172,021
Mexico	9,228,322	-	-		9,228,322
Nigeria	-	970,252	-		970,252
Philippines	-	6,468,499	-		6,468,499
Poland	-	1,004,262	-		1,004,262
Republic of Korea	-	2,388,985	-		2,388,985
Russia	-	15,492,350	-		15,492,350
Singapore	-	1,072,938	-		1,072,938

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Common Stock (Continued)
Switzerland	$-	$994,607	$-	$994,607
Taiwan	-	7,220,777	-	7,220,777
Thailand	-	1,669,092	-	1,669,092
Turkey	-	2,412,912	-	2,412,912
United Arab Emirates	-	2,541,735	-	2,541,735
United Kingdom	-	5,641,210	-	5,641,210
United States	3,225,441	-	-	3,225,441
Preferred Stock
Brazil	-	4,207,440	-	4,207,440
Colombia	-	594,496	-	594,496
India	82,272	-	-	82,272
Mutual Funds	8,546,412	-	-	8,546,412
Rights	-	378,260	-	378,260
Warrants	-	46,259	-	46,259
Short-Term Investments	-	12,826,392	-	12,826,392

Total Investments	$52,128,036	$154,945,244	$-	$207,073,280

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
†	Represents a security at $0 value as of June 30, 2016.

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at June 30, 2016. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/15	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 6/30/16	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/16
Short-Duration Bond Fund
Non-U.S. Government Agency Obligations†	$612,365	$-	$587	$(66,888)	$-	$(659,694)	$927,318	**	$-	$813,688	$(66,854)

Inflation-Protected and Income Fund
Non-U.S. Government Agency Obligations†	$341,827	$-	$302	$(21,275)	$-	$(353,107)	$271,406	**	$-	$239,153	$(21,258)

Core Bond Fund
Non-U.S. Government Agency Obligations†	$1,542,794	$-	$1,193	$(152,114)	$-	$(1,640,007)	$1,943,686	**	$-	$1,695,552	$(152,029)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 9/30/15		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 6/30/16		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/16
Diversified Bond Fund
Common Stock	$24,752		$-	$-	$-	$-	$-	$-		$-	$24,752		$-
Non-U.S. Government Agency Obligations†	235,350		-	269	(11,230)	-	(241,184)	152,777	**	-	135,982		(11,215)

	$260,102		$-	$269	$(11,230)	$-	$(241,184)	$152,777		$-	$160,734		$(11,215)

High Yield Fund
Common Stock	$303,571		$-	$-	$-	$-	$-	$-		$-	$303,571		$-

Balanced Fund
Rights	$4,050		$-	$-	$-	$-	$-	$-		$-	$4,050		$-

Disciplined Value Fund
Rights	$9,858		$-	$-	$-	$-	$-	$-		$-	$9,858		$-

International Equity Fund
Warrants	$-	***	$-	$-	$-	$-	$-	$-		$-	$-	††	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as inputs were less observable.
***	Represents a security at $0 value as of September 30, 2015.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents a security at $0 value as of June 30, 2016.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at June 30, 2016, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short-Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund	Barings Dynamic Allocation Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A		A	A	A	A
Directional Exposures to Currencies	M		A	M	A	M
Intention to Create Investment Leverage in Portfolio	M		M	M

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Short-Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund	Barings Dynamic Allocation Fund
Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management		A
Duration Management		A
Asset/Liability Management		M
Substitution for Direct Investment		M
Intention to Create Investment Leverage in Portfolio		M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Purchased Options
Hedging/Risk Management						M
Duration/Credit Quality Management						M
Substitution for Direct Investment						M
Directional Investment						A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At June 30, 2016, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$207,324	$-	$207,324
Futures Contracts	-	-	-	1,464,993	1,464,993

Total Value	$-	$-	$207,324	$1,464,993	$1,672,317

Liability Derivatives
Forward Contracts	$-	$-	$(215,750)	$-	$(215,750)
Futures Contracts	-	-	-	(1,572,247)	(1,572,247)
Swap Agreements	(294,059)	-	-	-	(294,059)

Total Value	$(294,059)	$-	$(215,750)	$(1,572,247)	$(2,082,056)

Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$42,560	$42,560
Swap Agreements	-	-	-	159,515	159,515

Total Value	$-	$-	$-	$202,075	$202,075

Liability Derivatives
Futures Contracts	$-	$-	$-	$(343,528)	$(343,528)
Swap Agreements	(207,483)	-	-	-	(207,483)

Total Value	$(207,483)	$-	$-	$(343,528)	$(551,011)

Core Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$501,216	$-	$501,216
Futures Contracts	-	-	-	4,943,482	4,943,482

Total Value	$-	$-	$501,216	$4,943,482	$5,444,698

Liability Derivatives
Forward Contracts	$-	$-	$(521,587)	$-	$(521,587)
Swap Agreements	(778,452)	-	-	-	(778,452)

Total Value	$(778,452)	$-	$(521,587)	$-	$(1,300,039)

Diversified Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$187,625	$-	$187,625
Futures Contracts	-	-	-	613,812	613,812

Total Value	$-	$-	$187,625	$613,812	$801,437

Liability Derivatives
Forward Contracts	$-	$-	$(191,251)	$-	$(191,251)
Futures Contracts	-	-	-	(166,561)	(166,561)
Swap Agreements	(108,954)	-	-	-	(108,954)

Total Value	$(108,954)	$-	$(191,251)	$(166,561)	$(466,766)

Balanced Fund
Asset Derivatives
Forward Contracts	$-	$-	$13,233	$-	$13,233
Futures Contracts	-	-	-	120,081	120,081

Total Value	$-	$-	$13,233	$120,081	$133,314

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$-	$(13,771)	$-	$(13,771)
Futures Contracts	-	(44,769)	-	-	(44,769)
Swap Agreements	(21,880)	-	-	-	(21,880)

Total Value	$(21,880)	$(44,769)	$(13,771)	$-	$(80,420)

Barings Dynamic Allocation Fund
Asset Derivatives
Purchased Options	$-	$8,800	$-	$-	$8,800
Forward Contracts	-	-	17,731	-	17,731

Total Value	$-	$8,800	$17,731	$-	$26,531

Liability Derivatives
Forward Contracts	$-	$-	$(5,655)	$-	$(5,655)

At June 30, 2016, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options
Short-Duration Bond Fund	1,758	$28,200,000	$9,480,000	-
Inflation-Protected and Income Fund	286	-	31,940,000	-
Core Bond Fund	1,512	68,175,000	26,620,000	-
Diversified Bond Fund	292	24,050,102	4,370,000	-
Balanced Fund	64	1,800,000	790,000	-
Barings Dynamic Allocation Fund	-	2,982,288	-	4

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options at June 30, 2016.

Further details regarding the derivatives and other investments held by the Fund(s) at June 30, 2016, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by

Notes to Portfolio of Investments (Unaudited) (Continued)

creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2016. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Contract to Buy
CNH	62,002,400	JP Morgan Chase Bank N.A.	03/15/17	$9,400,000	$(215,750)

Contract to Deliver
CNH	125,518,200	JP Morgan Chase Bank N.A.	03/15/17	$18,800,000	$207,324

Core Bond Fund
Contract to Buy
CNH	149,894,100	JP Morgan Chase Bank N.A.	03/15/17	$22,725,000	$(521,587)

Contract to Deliver
CNH	303,446,925	JP Morgan Chase Bank N.A.	03/15/17	$45,450,000	$501,216

Diversified Bond Fund
Contracts to Buy
ARS	891,800	Bank of America N.A.	03/01/17	$49,000	$2,978
TRY	721,732	Bank of America N.A.	07/26/16	244,201	5,191

				293,201	8,169

INR	6,565,701	Barclays Bank PLC	07/26/16	97,314	(392)
ZAR	1,733,868	Barclays Bank PLC	07/26/16	108,000	9,227

				205,314	8,835

SEK	793,354	Deutsche Bank AG	07/26/16	99,000	(5,147)

EUR	294,831	Goldman Sachs International	07/26/16	331,755	(4,318)

COP	733,603,980	HSBC Bank PLC	07/26/16	246,000	3,948
MXN	5,065,223	HSBC Bank PLC	07/26/16	272,000	4,512

				518,000	8,460

AUD	67,873	JP Morgan Chase Bank N.A.	07/26/16	49,000	1,580
CNH	39,081,300	JP Morgan Chase Bank N.A.	03/15/17	5,925,000	(135,991)
KZT	81,918,000	JP Morgan Chase Bank N.A.	07/26/16	246,000	(6,485)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified Bond Fund (Continued)
MXN	8,517,083	JP Morgan Chase Bank N.A.	07/26/16		$493,000	$(28,050)
THB	17,286,497	JP Morgan Chase Bank N.A.	09/13/16		489,054	2,292
ZAR	3,648,723	JP Morgan Chase Bank N.A.	07/26/16		237,585	9,106

					7,439,639	(157,548)

					$8,886,909	$(141,549)

Contracts to Deliver
CHF	94,621	Bank of America N.A.	07/26/16		$97,609	$579
EUR	294,831	Bank of America N.A.	07/26/16		337,233	9,796
PHP	4,714,800	Bank of America N.A.	07/26/16		99,759	(348)

					534,601	10,027

AUD	68,759	Deutsche Bank AG	07/26/16		52,024	783
TRY	432,035	Deutsche Bank AG	07/26/16		148,000	(1,288)
ZAR	5,351,058	Deutsche Bank AG	07/26/16		360,000	(1,786)

					560,024	(2,291)

CNH	1,697,475	Goldman Sachs International	02/22/17		250,000	(1,781)

HKD	1,907,624	HSBC Bank PLC	07/26/16		246,000	45
INR	6,565,701	HSBC Bank PLC	07/26/16		97,075	153
SGD	332,754	HSBC Bank PLC	07/26/16		242,943	(4,032)

					586,018	(3,834)

CNH	79,116,525	JP Morgan Chase Bank N.A.	03/15/17		11,850,000	130,680
ILS	389,927	JP Morgan Chase Bank N.A.	07/26/16		103,898	2,827

					11,953,898	133,507

					$13,884,541	$135,628

Cross Currency Forwards
EUR	395,000	Deutsche Bank AG	07/26/16	HRK	2,972,404	$418
PLN	975,141	Deutsche Bank AG	07/26/16	EUR	221,000	1,596
HUF	40,662,325	Deutsche Bank AG	07/26/16	EUR	129,840	(1,286)

						728

EUR	176,000	JP Morgan Chase Bank N.A.	09/29/16	CZK	4,774,586	(347)
PLN	942,295	JP Morgan Chase Bank N.A.	07/26/16	EUR	213,221	1,914

						1,567

						$2,295

Balanced Fund
Contract to Buy
CNH	3,957,600	JP Morgan Chase Bank N.A.	03/15/17		$600,000	$(13,771)

Contract to Deliver
CNH	8,011,800	JP Morgan Chase Bank N.A.	03/15/17		$1,200,000	$13,233

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Barings Dynamic Allocation Fund
Contract to Buy
EUR	278,300	Northern Trust Co.	07/14/16	$314,594	$(5,655)

Contracts to Deliver
CHF	629,000	JP Morgan Chase Bank	08/04/16	$650,978	$5,588
EUR	1,805,770	JP Morgan Chase Bank	07/14/16	2,016,716	12,143

				$2,667,694	$17,731

ARS	Argentine Peso
AUD	Australian Dollar
CHF	Swiss Franc
COP	Columbian Peso
CNH	Offshore Chinese Yuan
CZK	Czech Koruna
EUR	Euro
HKD	Hong Kong Dollar
HRK	Croatian Kuna
HUF	Hungary Forint
ILS	Israeli Shekel
INR	Indian Rupee
KZT	Kazakhstani Tenge
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkey Lira
ZAR	South African Rand

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at June 30, 2016:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	09/30/16	1,062	$232,926,470	$1,464,993

Futures Contracts — Short
U.S. Treasury Note 10 Year	09/21/16	220	$(29,256,563)	$(660,926)
U.S. Treasury Note 5 Year	09/30/16	476	(58,150,094)	(911,321)

				$(1,572,247)

Inflation-Protected and Income Fund
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	09/21/16	1	$186,375	$494
U.S. Treasury Note 5 Year	09/30/16	20	2,443,281	42,066

				$42,560

Futures Contracts — Short
U.S. Treasury Note 10 Year	09/21/16	23	$(3,058,641)	$(79,556)
U.S. Treasury Note 2 Year	09/30/16	242	(53,077,406)	(263,972)

				$(343,528)

Core Bond Fund
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	09/21/16	204	$38,020,500	$2,581,019
U.S. Treasury Note 2 Year	09/30/16	529	116,024,579	758,581
U.S. Treasury Note 5 Year	09/30/16	779	95,165,805	1,603,882

				$4,943,482

Diversified Bond Fund
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	09/21/16	16	$2,982,000	$202,433
U.S. Treasury Note 2 Year	09/30/16	98	21,494,157	140,558
U.S. Treasury Note 5 Year	09/30/16	132	16,125,656	270,821

				$613,812

Futures Contracts — Short
U.S. Treasury Note 10 Year	09/21/16	31	$(4,122,516)	$(103,371)
U.S. Treasury Ultra 10 Year	09/21/16	15	(2,185,078)	(63,190)

				$(166,561)

Balanced Fund
Futures Contracts — Long
Mini MSCI EAFE	09/16/16	17	$1,372,920	$(44,769)
U.S. Treasury Ultra Long Bond	09/21/16	3	559,125	37,956
U.S. Treasury Note 2 Year	09/30/16	14	3,070,594	20,296
U.S. Treasury Note 5 Year	09/30/16	30	3,664,922	61,829

				$75,312

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or

Notes to Portfolio of Investments (Unaudited) (Continued)

“swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

Notes to Portfolio of Investments (Unaudited) (Continued)

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap transactions at June 30, 2016. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	6,460,000	6/20/21	(1.000%)	CDX.NA.IG.26	$(23,500)	$(47,211)	$(70,711)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	1,500,000	11/17/45	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(111,858)	$924	$(110,934)
Goldman Sachs International	USD	1,120,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	14,161	(96,992)	(82,831)
Goldman Sachs International	USD	400,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	2,465	(32,048)	(29,583)

						(95,232)	(128,116)	(223,348)

Inflation-Protected and Income Fund**
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	510,000	6/20/21	(1.000%)	CDX.NA.IG.26	$(1,855)	$(3,727)	$(5,582)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	1,220,000	11/17/45	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(90,978)	$752	$(90,226)
JP Morgan Chase Bank	USD	520,000	11/17/45	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(39,098)	640	(38,458)
Goldman Sachs International	USD	730,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	9,230	(63,218)	(53,988)
Goldman Sachs International	USD	260,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	1,602	(20,831)	(19,229)

						(119,244)	(82,657)	(201,901)

Interest Rate Swaps
OTC Swaps
Goldman Sachs International	USD	6,500,000	10/13/17	1.125%	USA-CPI-U	$30,399	$-	$30,399
Bank of America N.A.	USD	9,000,000	11/06/17	1.275%	USA-CPI-U	34,592	-	34,592

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Inflation-Protected and Income Fund (Continued)
Interest Rate Swaps (Continued)
OTC Swaps (Continued)
Goldman Sachs International	USD	6,700,000	1/13/18	1.295%	USA-CPI-U	$29,266	$-	$29,266
JP Morgan Chase Bank	USD	6,500,000	2/17/18	1.033%	USA-CPI-U	65,258	-	65,258

						159,515	-	159,515

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund***
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	18,890,000	6/20/21	(1.000%)	CDX.NA.IG.26	$(68,718)	$(138,052)	$(206,770)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	4,100,000	11/17/45	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(305,747)	$2,526	$(303,221)
Goldman Sachs International	USD	970,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	5,979	(77,716)	(71,737)
Goldman Sachs International	USD	2,660,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	33,632	(230,356)	(196,724)

						(266,136)	(305,546)	(571,682)

Diversified Bond Fund****
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	3,400,000	6/20/21	(1.000%)	CDX.NA.IG.26	$(12,369)	$(24,848)	$(37,217)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	450,000	11/17/45	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(33,557)	$278	$(33,279)
Goldman Sachs International	USD	380,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	4,804	(32,908)	(28,104)
Goldman Sachs International	USD	140,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	863	(11,217)	(10,354)

						(27,890)	(43,847)	(71,737)

Balanced Fund*****
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	580,000	6/20/21	(1.000%)	CDX.NA.IG.26	$(2,110)	$(4,239)	$(6,349)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	140,000	11/17/45	(3.000%)	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(10,440)	$86	$(10,354)
Goldman Sachs International	USD	50,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	632	(4,330)	(3,698)
Goldman Sachs International	USD	20,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	123	(1,602)	(1,479)

						(9,685)	(5,846)	(15,531)

Notes to Portfolio of Investments (Unaudited) (Continued)

USD	U.S. Dollar
*	Collateral for swap agreements held by Credit Suisse International and Goldman Sachs International amounted to $79,729 and $278,645, respectively, in securities at June 30, 2016.
**	Collateral for swap agreements held by Credit Suisse International and Goldman Sachs International amounted to $11,371 and $52,045, respectively, in securities at June 30, 2016
***	Collateral for swap agreements held by Credit Suisse International and Goldman Sachs International amounted to $214,498 and $512,837, respectively, in securities at June 30, 2016; collateral for swap agreements received from JP Morgan Chase Bank amounted to $29,622 in securities at June 30, 2016.
****	Collateral for swap agreements held by Credit Suisse International amounted to $39,946 in securities at June 30, 2016.
*****	Collateral for swap agreements held by Credit Suisse International amounted to $11,413 in securities at June 30, 2016.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor’s Ratings Group. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Notes to Portfolio of Investments (Unaudited) (Continued)

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and

Notes to Portfolio of Investments (Unaudited) (Continued)

will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2016, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Notes to Portfolio of Investments (Unaudited) (Continued)

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase transactions at June 30, 2016:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 6/02/16, 0.690%, to be repurchased on demand until 9/02/16 at value plus accrued interest.	$40,735,000
Agreement with Daiwa Securities, dated 5/05/16, 0.600%, to be repurchased on demand until 8/05/16 at value plus accrued interest.	47,879,125
Agreement with Goldman Sachs & Co., dated 5/04/16, 0.580%, to be repurchased on demand until 7/07/16 at value plus accrued interest.	82,324,884
Agreement with HSBC Finance Corp., dated 6/03/16, 0.660%, to be repurchased on demand until 9/02/16 at value plus accrued interest.	57,686,965
Agreement with Morgan Stanley, dated 5/03/16, 0.590%, to be repurchased on demand until 8/02/16 at value plus accrued interest.	28,133,900

$256,759,874

Average balance outstanding	$260,787,032
Maximum balance outstanding	$272,432,518
Average interest rate	0.54%
Weighted average maturity	56 days

Notes to Portfolio of Investments (Unaudited) (Continued)

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market

Notes to Portfolio of Investments (Unaudited) (Continued)

value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2016, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2016.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange

Notes to Portfolio of Investments (Unaudited) (Continued)

rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Barings Dynamic Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Barings Dynamic Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the U.S. Government Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At June 30, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$597,800,253	$9,646,336	$(6,300,134)	$3,346,202
Inflation-Protected and Income Fund	575,176,378	13,666,605	(2,429,860)	11,236,745
Core Bond Fund	1,569,935,923	40,856,666	(10,252,978)	30,603,688
Diversified Bond Fund	208,607,552	5,372,760	(1,604,277)	3,768,483
High Yield Fund	351,841,178	7,172,027	(11,094,493)	(3,922,466)
Balanced Fund	118,547,852	5,774,610	(4,303,028)	1,471,582
Barings Dynamic Allocation Fund	10,738,815	263,561	(217,871)	45,690
Value Fund	60,659,253	6,305,039	(2,186,780)	4,118,259
Disciplined Value Fund	301,530,862	23,411,740	(11,483,423)	11,928,317
Main Street Fund	113,948,225	15,340,055	(3,293,212)	12,046,843
Disciplined Growth Fund	453,020,610	33,619,019	(14,319,641)	19,299,378
Small Cap Opportunities Fund	164,872,287	20,364,783	(8,286,797)	12,077,986
Global Fund	252,126,846	103,297,011	(28,279,907)	75,017,104
International Equity Fund	514,120,827	64,893,360	(56,939,448)	7,953,912
Strategic Emerging Markets Fund	210,405,913	16,292,329	(19,624,962)	(3,332,633)

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at June 30, 2016, is the same for financial reporting and federal income tax purposes.

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2016, was as follows:

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 6/30/16	Value as of 6/30/16	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	5,023,047	43,250,773	44,707,411	3,566,409	$3,566,409	$12,672	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	5,956,422	77,581,083	76,870,623	6,666,882	$6,666,882	$22,598	$-

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

In May 2015, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”) to address the diversity in practice of how investments measured at net asset value with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. ASU 2015-07 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2015. Management is currently evaluating the implications of these changes and their impact to the financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Notes to Portfolio of Investments (Unaudited) (Continued)

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2016, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	8/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	8/22/2016

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	8/22/2016